February 28, 2001


Annual Report 01


                                                         LifePath(R) Income Fund
                                                           LifePath(R) 2010 Fund
                                                           LifePath(R) 2020 Fund
                                                           LifePath(R) 2030 Fund
                                                           LifePath(R) 2040 Fund


                                     Advised by Barclays Global Fund Advisors
                                     Sponsored and distributed by Stephens Inc., Member NYSE/SIPC


                                         Barclays Global Investors Funds, Inc.

Table of Contents

To Our Shareholders.......................................................   1
Market Overview...........................................................   2
Managers' Discussion and Analysis.........................................   4

Barclays Global Investors Funds, Inc.

  Statements of Assets and Liabilities....................................   8
  Statements of Operations................................................   8
  Statements of Changes in Net Assets.....................................   9
  Financial Highlights....................................................  12
  Notes to the Financial Statements.......................................  15
  Independent Auditors' Report............................................  17

Master Investment Portfolio -- Schedules of Investments

  LifePath Income Master Portfolio........................................  18
  LifePath 2010 Master Portfolio..........................................  27
  LifePath 2020 Master Portfolio..........................................  37
  LifePath 2030 Master Portfolio..........................................  50
  LifePath 2040 Master Portfolio..........................................  62

Master Investment Portfolio

  Statements of Assets and Liabilities....................................  74
  Statements of Operations................................................  74
  Statements of Changes in Net Assets.....................................  75
  Notes to the Financial Statements.......................................  77
  Independent Auditors' Report............................................  81

To Our Shareholders

    The fiscal year ended February 28, 2001, can be described as a period of significant volatility and opportunity. Highlights from the year include:

    . The Dow Jones Industrials achieved their biggest point increase to date on March 16, rising 499.19 points. On April 14, they experienced their biggest point drop to date, falling 617.78 points.

    . After climbing to a record high on March 10, the Nasdaq declined more than 50% by December and then continued down to reach its lowest levels in more than two years on February 27, 2001.

    . The Federal Reserve Board raised short-term interest rates twice during the first half of the period, and lowered rates twice during the second half.

    . The price for a barrel of crude oil climbed to more than $38 in October, the highest level since the Gulf War in 1990.

    . The euro sank to a low of $0.83 against the U.S. Dollar in October, the lowest it has been since its inception in January 1999.

    . For the first time in modern history, the U.S. presidential election failed to produce a clear winner for more than a month.

    As you read through this report and review the performance of the LifePath(R) Funds, we urge you to maintain a long-term perspective in your investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

    The LifePath(R) Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

Barclays Global Investors Family of Funds                             April 2001

Barclays Global Investors Funds, Inc. Market Overview
12-Month Period Ended February 28, 2001

U.S. Equity Markets

    Turmoil and uncertainty dominated U.S. equity markets during the 12-month period ending February 28, 2001. The Federal Reserve Board (the "Fed") raised interest rates twice in the first half of the year 2000, only to lower rates twice the next January. The Nasdaq reached a historic high before logging its worst year's performance since its inception in 1971, and the price of oil reached post-Gulf War highs. By the end of the period, a shift in investor sentiment had taken place, as many investors retreated from "new economy" growth stocks to value-oriented "old economy" companies.

    The annual period opened last March with markets reaching new milestones: the NASDAQ Composite Index hit its historic high of 5048.62 points on March 10, and on March 16, the Dow Jones Industrials rose 499.19 points, its biggest single-day point increase to date. The Fed's rate increase on March 21 was met with a market rally, as investors perceived the hike as a preemptive move to keep inflation at bay.

    Despite March's robust gains, the following months would experience steep declines and sharp volatility. On April 3rd, a U.S. District Court judge ruled that Microsoft had violated federal antitrust laws. The stock fell nearly 15% for the day and triggered a sell-off among technology stocks. The sell-off spread to other sectors in mid-April, when economic figures revealed the strongest economic growth in more than five years. A widely-anticipated increase in interest rates by the Fed on May 16 spurred further market declines, and by May 23, the Nasdaq had fallen more than 37% from its historic high on March 10. In June, economic reports pointed toward a slowing economy, and the markets enjoyed a brief reprieve as inflation concerns abated.

    By the end of the summer, however, investors found two new concerns. As oil prices reached historic highs and the European currency sank to new lows, many investors became anxious about the sustainability of corporate earnings levels, particularly for companies with exposure to European markets. Both developments prompted intervention. In September, the Clinton Administration authorized the release of strategic oil reserves in an effort to stabilize the escalating price of oil. On the very same day, central banks around the world purchased euros in a coordinated effort to prop up the euro.

    Investors' concerns about corporate earnings were confirmed in November, as many industry leaders announced that they would not meet fourth quarter earnings expectations. The technology-heavy Nasdaq lost 22.90% in November alone. The delayed outcome of the presidential election contributed an additional dose of uncertainty to an already confused market.

    By December, worries that the economy was heading for a recession began to mount. Economic news suggested that the economy's growth rate had slowed from 5% in the first half of the year to less than 2.5% in the second half. In response, the Fed cut rates twice during the month of January, to total a one percent reduction. Markets welcomed the Fed's actions with a rally but resumed their decline in February when a new wave of earnings disappointments and profit warnings emerged. Also in February, consumer confidence, viewed by many as a key economic indicator this year, plunged to its lowest level in over four and a half years.

U.S. Fixed-Income Markets

    As with the equity markets, bonds experienced volatility and historic events during the 12-month period ending February 28, 2001. The period included an unusual move by the U.S. Treasury, which bought back 30-year treasury bonds and curtailed the further sale of treasuries. The combination of lower yields on long-term bonds and further increases in short-term rates created an inverted yield curve (when yields on long-term bonds are lower than yields on intermediate term bonds), a phenomenon that had not existed since 1990.

    Bond markets opened the period amid suggestions of a rapidly growing economy. In an effort to curb inflation potential, the Fed raised both the discount rate and the federal funds rate 0.25% on March 21. The bond markets responded to the move by rallying, pushing the 30-year Treasury yield to 5.97%.

    Continued strong economic indicators in April and May plagued the bond market. Specifically, the Employment Index, released on April 27, demonstrated a first quarter rise of 1.4%, well above analysts' anticipated increase of 1.0%. On May 16, the Fed raised the federal funds rate target by 0.50%. This increase was the sixth in a year, bringing the federal funds rate to 6.5% and the discount rate to 6.0%. Near month-end, economic figures suggested that the economy might be approaching the Fed's desired "soft landing".

    The summer months saw continued signs of a slowing economy, and bond markets rallied. On July 20, when Alan Greenspan acknowledged signs of slower growth during his report to the Senate Banking Committee, bonds staged their strongest rally in nearly two years. Continued signs of a slowing economy drove bond prices higher through August. Specifically, an increase in jobless claims, a record drop in durable goods orders, and low Consumer Price Index growth figures for July relieved inflation concerns. Moderating growth led to lower interest rates, with the greatest declines reflected in the yields of intermediate-term securities.

    By the fourth quarter, yields on intermediate bonds had dropped enough to restore the yield curve from the inversion it had experienced in the first half. The prospects of a slowing economy that caused volatility in the equity markets buoyed bond markets through the remainder of the year. Then, the Federal Open Market Committee lowered rates twice in January of 2001, strengthening the bond market and helping to restore the shape of the yield curve further. As equity markets tumbled in February, bonds rallied, with the most significant gains on short-term bills.

International Equity Markets

    The rising interest rate environment that plagued U.S. equity markets also hindered international stocks during the past 12 months. Those markets that performed well early in the period did so mainly due to continued strong growth in the telecommunications and technology sectors. However, this trend was reversed in April as investors began to move from "new economy" telecommunications and technology companies for the safe haven of value-oriented "old economy" companies, a trend that would continue for the remainder of the period.

    Echoing the actions of the Fed in the U.S., central banks worldwide raised interest rates during most of the period. The European Central Bank, Bank of England, and Bank of Japan all followed the U.S. in pursuing a tighter monetary policy in an effort to curb inflation. Investors abroad responded similarly as in the U.S. by shifting their assets from telecommunications and technology-related companies to value-oriented companies. Not surprisingly, those countries whose markets are dominated by some of the world's leading technology-related companies, such as Sweden and Finland, saw their markets fall sharply with the trend reversal. On the other hand, countries like Switzerland, with substantial exposure to "old economy" pharmaceutical and finance companies, performed well.

    International markets responded positively to the Federal Reserve's cuts in U.S. interest rates in January, although to a lesser degree than domestic markets. Similarly, international stocks participated in the February decline experienced by U.S. equities, falling a relatively muted 7.5% for the month, as measured by the Morgan Stanley Capital International Europe, Australia, and the Far East ("MSCI EAFE") Index.

    The European currency, which made its debut in January 1999, drifted lower through most of the year. As it approached its low of $0.83 compared with the U.S. Dollar, central banks around the world intervened, buying euros in an attempt to stabilize the currency. By the end of October, the currency rebounded, and it finished the period at $0.92 compared with the U.S. Dollar.

LifePath(R) Funds
Managers' Discussion & Analysis

                                                                   Average Annual
PERFORMANCE AS OF 2/28/01                                            Total Return
---------------------------------------------------------------------------------
                                                                             Since
                                           One Year                 Inception Date
            Fund                   (3/1/00-2/28/01)   Five Year   (3/1/94-2/28/01)
            ----                   ----------------   ---------   ----------------
            LifePath Income                  6.16 %       7.36%              7.44%
            LifePath 2010                    1.73 %       9.96%             10.35%
            LifePath 2020                   (3.54)%      11.43%             11.98%
            LifePath 2030                   (5.99)%      12.67%             13.35%
            LifePath 2040                  (10.81)%      13.49%             14.43%

Average annual total returns represent the LifePath Funds' average annual increase in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Funds at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed.

The Funds are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the "predecessor funds"), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Funds began operations, reflects the performance of the predecessor funds.

Over the one year period ending February 28, 2001, the LifePath Funds with shorter time horizons performed better than the LifePath Funds with longer time horizons. LifePath Funds with shorter horizons hold portfolios more concentrated in fixed-income securities, which tend to be less volatile in general and performed better in the volatile environment of the market over the past year. In periods with high equity returns, the longer-horizon LifePath Funds will tend to perform better since they hold portfolios more highly concentrated in equities. Each Fund invests in a combination of domestic and international stocks, bonds, and short-term money market instruments in proportions that gradually become more conservative as the year in the Fund's name approaches. As a LifePath Fund moves toward its maturity date and there is less time to recover from normal equity market volatility, the allocation of assets within the fund shifts toward more conservative vehicles such as fixed-income instruments or cash. In the case of the LifePath Income Fund (formerly the LifePath 2000 Fund), it is assumed that the investor will begin withdrawing his or her investment during the current decade, so the Fund is invested more heavily in risk-adverse products like fixed-income instruments and cash.

On February 29, 2000, assets in the LifePath Funds were allocated as follows:

                               U.S.   International   U.S.    Money
          Fund               Equity          Equity  Bonds  Market*
          ----               ------   -------------  -----  -------
          LifePath Income       15%              6%    65%      14%
          LifePath 2010         34%             11%    49%       6%
          LifePath 2020         52%             15%    29%       4%
          LifePath 2030         63%             20%    15%       2%
          LifePath 2040         78%             21%     1%       0%


* The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

For the 12-month period ending February 28, 2001, U.S. equities declined 13.07% as measured by the BGI U.S. Equity Index. Fixed-income markets, on the other hand, had a stronger showing: U.S. bonds returned 13.44% as measured by the Lehman Brothers Aggregate Bond Index, and U.S. money market instruments rose 6.04% as measured by the U.S. Treasury Bill Index. Most international markets endured a difficult year, as measured by the MSCI EAFE Index's decline of 17.32%.

The volatility of global stock markets reflected the uncertain economic environment across all developed markets. As inflationary pressures in North America and Europe continued to build through the first half of the period, central banks around the world raised interest rates, tightening monetary policy. The Federal Reserve raised rates twice during the first six months of the period, then lowered rates twice in January as its bias shifted from a concern that the economy was overheated to a concern that the economy might be headed for recession. International markets mirrored domestic markets' response to the changing interest rate environment, although their swings in performance were less dramatic.

LifePath(R) Funds
Managers' Discussion & Analysis (Continued)

Within the United States, technology stocks were the hardest hit. Despite gains early in the period, technology companies began to falter mid-year. Throughout the second half of the reporting period, technology leaders reported lower-than-expected earnings numbers and announced layoffs. The equity market's loss was the bond market's gain, however. As uncertainty about the direction of the stock market led many investors to the relative safety of bonds, the U.S. bond market logged its best return in years.

During the first half of the period, LifePath Fund performance was helped by higher than normal allocations to U.S. large-cap companies. The LifePath Funds shifted assets from notes to cash in March and maintained this stance throughout the reporting period. No adjustments were made during the second half.

On February 28, 2001, assets in the LifePath Funds were allocated as follows:

                             U.S.  International   U.S.    Money
          Fund             Equity         Equity  Bonds  Market*
          ---------------  ------  -------------  -----  -------
          LifePath Income     15%             4%    54%      27%
          LifePath 2010       31%             8%    46%      15%
          LifePath 2020       50%            13%    29%       8%
          LifePath 2030       61%            16%    17%       6%
          LifePath 2040       73%            21%     5%       1%


* The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

Looking ahead, the LifePath Funds' strategic and tactical models will allow each Fund to respond effectively to changing market conditions while still remaining focused on its long-term goals.

The graphs below illustrate the value of a hypothetical $10,000 investment in each of the LifePath Funds since inception. The result is compared with not only the indexes and benchmarks used in the past, but also compared with new indexes and benchmarks that will replace the existing ones. The new indexes and benchmarks will serve as better comparisons since they more accurately reflect the portfolio holdings of each of the LifePath Funds. The new indexes are the Lehman Brothers Aggregate Index for all of the LifePath Funds; the Wilshire 5000 Index for the LifePath 2010, 2020, 2030 and 2040 Funds; and the corresponding LifePath Benchmark Indexes for each of the LifePath Funds.

+ New Index

                                   [GRAPHIC]

                            LifePath(R) Income Fund
                         Growth of $10,000 Investment

            Lipper      S&P 500  Lehman Brothers Gov't/                            Lehman Brothers  LifePath Income
        Balanced Index    Index       Credit Bond Index   LifePath(R) Income Fund  Aggregate Index  Benchmark Index
               $10,000  $10,000                 $10,000                   $10,000          $10,000          $10,000
Mar-94         $ 9,637  $ 9,564                 $ 9,685                   $ 9,855          $ 9,713          $ 9,779
Jun-94         $ 9,564  $ 9,604                 $ 9,565                   $ 9,765          $ 9,613          $ 9,747
Sep-94         $ 9,844  $10,074                 $ 9,613                   $ 9,878          $ 9,672          $ 9,918
Dec-94         $ 9,737  $10,072                 $ 9,648                   $ 9,825          $ 9,708          $ 9,932
Mar-95         $10,325  $11,053                 $10,129                   $10,330          $10,198          $10,456
Jun-95         $11,048  $12,108                 $10,785                   $10,881          $10,819          $11,072
Sep-95         $11,641  $13,071                 $10,991                   $11,180          $11,031          $11,466
Dec-95         $12,161  $13,858                 $11,503                   $11,533          $11,501          $11,929
Mar-96         $12,434  $14,602                 $11,234                   $11,565          $11,297          $11,976
Jun-96         $12,686  $15,258                 $11,287                   $11,674          $11,361          $12,160
Sep-96         $13,018  $15,729                 $11,486                   $11,891          $11,572          $12,397
Dec-96         $13,743  $17,041                 $11,837                   $12,263          $11,919          $12,844
Mar-97         $13,804  $17,498                 $11,741                   $12,246          $11,852          $12,838
Jun-97         $15,282  $20,553                 $12,149                   $12,925          $12,287          $13,649
Sep-97         $16,263  $22,092                 $12,556                   $13,375          $12,695          $14,213
Dec-97         $16,499  $22,726                 $12,972                   $13,577          $13,068          $14,493
Mar-98         $17,804  $25,894                 $13,170                   $14,120          $13,272          $15,100
Jun-98         $18,075  $26,749                 $13,513                   $14,330          $13,583          $15,405
Sep-98         $17,028  $24,092                 $14,182                   $14,325          $14,157          $15,407
Dec-98         $18,987  $29,219                 $14,201                   $15,001          $14,205          $16,191
Mar-99         $19,292  $30,674                 $14,032                   $15,052          $14,134          $16,275
Jun-99         $20,159  $32,837                 $13,877                   $15,222          $14,010          $16,453
Sep-99         $19,324  $30,788                 $13,952                   $15,164          $14,105          $16,402
Dec-99         $20,692  $35,366                 $13,895                   $15,730          $14,088          $17,026
Mar-00         $21,309  $36,176                 $14,269                   $15,988          $14,400          $17,425
Jun-00         $21,053  $35,214                 $14,476                   $16,093          $14,650          $17,519
Sep-00         $21,472  $32,460                 $15,108                   $16,320          $15,091          $17,861
Dec-00         $21,189  $30,548                 $15,521                   $16,474          $15,726          $18,086
Feb-01         $20,799  $28,749                 $15,944                   $16,534          $16,120          $18,189

              Past performance is no guarantee of future results.

LifePath(R) Funds
Managers' Discussion & Analysis (Continued)

                                   [GRAPHIC]

                             LifePath(R) 2010 Fund
                         Growth of $10,000 Investment

        Lipper Balanced  S&P 500  Lehman Brothers Gov't/                         Lehman Brothers  Wilshire 5000   LifePath 2010
                  Index    Index       Credit Bond Index  LifePath(R) 2010 Fund        Aggregate          Index  Benchmark Index
                $10,000  $10,000                 $10,000                $10,000          $10,000        $10,000          $10,000
Mar-94          $ 9,637  $ 9,564                 $ 9,685                $ 9,838          $10,000        $ 9,627          $ 9,778
Jun-94          $ 9,564  $ 9,604                 $ 9,565                $ 9,760          $10,000        $ 9,552          $ 9,762
Sep-94          $ 9,844  $10,074                 $ 9,613                $ 9,900          $ 9,772        $10,072          $ 9,990
Dec-94          $ 9,737  $10,072                 $ 9,648                $ 9,847          $ 9,806        $ 9,994          $ 9,982
Mar-95          $10,325  $11,053                 $10,129                $10,520          $10,203        $10,896          $10,561
Jun-95          $11,048  $12,108                 $10,785                $11,257          $10,128        $11,914          $11,225
Sep-95          $11,641  $13,071                 $10,991                $11,738          $10,879        $13,004          $11,732
Dec-95          $12,161  $13,858                 $11,503                $12,209          $11,691        $13,639          $12,226
Mar-96          $12,434  $14,602                 $11,234                $12,424          $12,563        $14,405          $12,395
Jun-96          $12,686  $15,258                 $11,287                $12,668          $13,156        $15,039          $12,648
Sep-96          $13,018  $15,729                 $11,486                $12,928          $13,730        $15,463          $12,907
Dec-96          $13,743  $17,041                 $11,837                $13,520          $14,217        $16,530          $13,444
Mar-97          $13,804  $17,498                 $11,741                $13,602          $14,544        $16,636          $13,450
Jun-97          $15,282  $20,553                 $12,149                $14,879          $15,389        $19,446          $14,573
Sep-97          $16,263  $22,092                 $12,556                $15,528          $15,437        $21,344          $15,284
Dec-97          $16,499  $22,726                 $12,972                $15,765          $17,687        $21,702          $15,519
Mar-98          $17,804  $25,894                 $13,170                $16,910          $18,938        $24,582          $16,461
Jun-98          $18,075  $26,749                 $13,513                $17,216          $18,974        $25,064          $16,779
Sep-98          $17,028  $24,092                 $14,182                $16,613          $21,211        $22,049          $16,356
Dec-98          $18,987  $29,219                 $14,201                $18,294          $21,561        $26,794          $17,722
Mar-99          $19,292  $30,674                 $14,032                $18,534          $19,366        $27,804          $17,906
Jun-99          $20,159  $32,837                 $13,877                $19,021          $22,953        $29,976          $18,312
Sep-99          $19,324  $30,788                 $13,952                $18,696          $23,552        $27,994          $18,109
Dec-99          $20,692  $35,366                 $13,895                $20,029          $24,922        $33,109          $19,303
Mar-00          $21,309  $36,176                 $14,269                $20,400          $24,058        $34,373          $19,799
Jun-00          $21,053  $35,214                 $14,476                $20,326          $27,714        $32,830          $19,725
Sep-00          $21,472  $32,460                 $15,108                $20,399          $28,601        $32,886          $19,988
Dec-00          $21,189  $30,548                 $15,521                $20,169          $27,703        $29,502          $19,850
1-Feb           $20,799  $28,749                 $15,944                $19,929          $27,534        $27,835          $19,729

              Past performance is no guarantee of future results.


                                   [GRAPHIC]

                             LifePath(R) 2020 Fund
                         Growth of $10,000 Investment

        Lipper Balanced  S&P 500  Lehman Brothers Gov't/                         Lehman Brothers  Wilshire 5000   LifePath 2020
                  Index    Index       Credit Bond Index  LifePath(R) 2020 Fund  Aggregate Index          Index  Benchmark Index
                $10,000  $10,000                 $10,000                $10,000          $10,000        $10,000          $10,000
Mar-94          $ 9,637  $ 9,564                 $ 9,685                $ 9,810          $ 9,713        $ 9,627          $ 9,777
Jun-94          $ 9,564  $ 9,604                 $ 9,565                $ 9,752          $ 9,613        $ 9,552          $ 9,779
Sep-94          $ 9,844  $10,074                 $ 9,613                $ 9,916          $ 9,672        $10,072          $10,064
Dec-94          $ 9,737  $10,072                 $ 9,648                $ 9,874          $ 9,708        $ 9,994          $10,034
Mar-95          $10,325  $11,053                 $10,129                $10,636          $10,198        $10,896          $10,671
Jun-95          $11,048  $12,108                 $10,785                $11,472          $10,819        $11,914          $11,383
Sep-95          $11,641  $13,071                 $10,991                $12,057          $11,031        $13,004          $12,009
Dec-95          $12,161  $13,858                 $11,503                $12,590          $11,501        $13,639          $12,535
Mar-96          $12,434  $14,602                 $11,234                $12,909          $11,297        $14,405          $12,832
Jun-96          $12,686  $15,258                 $11,287                $13,234          $11,361        $15,039          $13,158
Sep-96          $13,018  $15,729                 $11,486                $13,521          $11,572        $15,463          $13,441
Dec-96          $13,743  $17,041                 $11,837                $14,298          $11,919        $16,530          $14,076
Mar-97          $13,804  $17,498                 $11,741                $14,408          $11,852        $16,636          $14,095
Jun-97          $15,282  $20,553                 $12,149                $16,167          $12,287        $19,446          $15,561
Sep-97          $16,263  $22,092                 $12,556                $17,056          $12,695        $21,344          $16,436
Dec-97          $16,499  $22,726                 $12,972                $17,331          $13,068        $21,702          $16,615
Mar-98          $17,804  $25,894                 $13,170                $19,054          $13,272        $24,582          $17,939
Jun-98          $18,075  $26,749                 $13,513                $19,442          $13,583        $25,064          $18,269
Sep-98          $17,028  $24,092                 $14,182                $18,140          $14,157        $22,049          $17,345
Dec-98          $18,987  $29,219                 $14,201                $20,790          $14,205        $26,794          $19,371
Mar-99          $19,292  $30,674                 $14,032                $21,208          $14,134        $27,804          $19,675
Jun-99          $20,159  $32,837                 $13,877                $22,124          $14,010        $29,976          $20,356
Sep-99          $19,324  $30,788                 $13,952                $21,427          $14,105        $27,994          $19,969
Dec-99          $20,692  $35,366                 $13,895                $23,728          $14,088        $33,109          $21,850
Mar-00          $21,309  $36,176                 $14,269                $24,241          $14,400        $34,373          $22,462
Jun-00          $21,053  $35,214                 $14,476                $23,892          $14,650        $32,830          $22,168
Sep-00          $21,472  $32,460                 $15,108                $23,772          $15,091        $32,886          $22,323
Dec-00          $21,189  $30,548                 $15,521                $22,841          $15,726        $29,502          $21,736
Feb-01          $20,799  $28,749                 $15,944                $22,096          $16,120        $27,835          $21,314

              Past performance is no guarantee of future results.

LifePath(R) Funds
Managers' Discussion & Analysis (Continued)

                                   [GRAPHIC]

                             LifePath(R) 2030 Fund
                         Growth of $10,000 Investment

        Lipper Balanced  S&P 500  Lehman Brothers Gov't/                         Lehman Brothers  Wilshire 5000   LifePath 2030
                  Index    Index       Credit Bond Index  LifePath(R) 2030 Fund  Aggregate Index          Index  Benchmark Index
                $10,000  $10,000                 $10,000                $10,000          $10,000        $10,000          $10,000
Mar-94          $ 9,637  $ 9,564                 $ 9,685                $ 9,711          $ 9,713        $ 9,627          $ 9,775
Jun-94          $ 9,564  $ 9,604                 $ 9,565                $ 9,610          $ 9,613        $ 9,552          $ 9,794
Sep-94          $ 9,844  $10,074                 $ 9,613                $ 9,878          $ 9,672        $10,072          $10,134
Dec-94          $ 9,737  $10,072                 $ 9,648                $ 9,857          $ 9,708        $ 9,994          $10,083
Mar-95          $10,325  $11,053                 $10,129                $10,682          $10,198        $10,896          $10,776
Jun-95          $11,048  $12,108                 $10,785                $11,637          $10,819        $11,914          $11,538
Sep-95          $11,641  $13,071                 $10,991                $12,300          $11,031        $13,004          $12,286
Dec-95          $12,161  $13,858                 $11,503                $12,928          $11,501        $13,639          $12,845
Mar-96          $12,434  $14,602                 $11,234                $13,305          $11,297        $14,405          $13,277
Jun-96          $12,686  $15,258                 $11,287                $13,710          $11,361        $15,039          $13,680
Sep-96          $13,018  $15,729                 $11,486                $14,025          $11,572        $15,463          $13,985
Dec-96          $13,743  $17,041                 $11,837                $14,946          $11,919        $16,530          $14,721
Mar-97          $13,804  $17,498                 $11,741                $15,080          $11,852        $16,636          $14,755
Jun-97          $15,282  $20,553                 $12,149                $17,220          $12,287        $19,446          $16,596
Sep-97          $16,263  $22,092                 $12,556                $18,284          $12,695        $21,344          $17,650
Dec-97          $16,499  $22,726                 $12,972                $18,608          $13,068        $21,702          $17,763
Mar-98          $17,804  $25,894                 $13,170                $20,793          $13,272        $24,582          $19,514
Jun-98          $18,075  $26,749                 $13,513                $21,298          $13,583        $25,064          $19,856
Sep-98          $17,028  $24,092                 $14,182                $19,349          $14,157        $22,049          $18,339
Dec-98          $18,987  $29,219                 $14,201                $22,836          $14,205        $26,794          $21,101
Mar-99          $19,292  $30,674                 $14,032                $23,352          $14,134        $27,804          $21,542
Jun-99          $20,159  $32,837                 $13,877                $24,555          $14,010        $29,976          $22,541
Sep-99          $19,324  $30,788                 $13,952                $23,535          $14,105        $27,994          $21,935
Dec-99          $20,692  $35,366                 $13,895                $26,675          $14,088        $33,109          $24,628
Mar-00          $21,309  $36,176                 $14,269                $27,382          $14,400        $34,373          $25,367
Jun-00          $21,053  $35,214                 $14,476                $26,862          $14,650        $32,830          $24,804
Sep-00          $21,472  $32,460                 $15,108                $26,545          $15,091        $32,886          $24,817
Dec-00          $21,189  $30,548                 $15,521                $25,167          $15,726        $29,502          $23,685
1-Feb           $20,799  $28,749                 $15,944                $24,055          $16,120        $27,835          $22,915

              Past performance is no guarantee of future results.


                                   [GRAPHIC]

                             LifePath(R) 2040 Fund
                         Growth of $10,000 Investment

        Lipper Balanced  S&P 500  Lehman Brothers Gov't/                         Lehman Brothers  Wilshire 5000    LifePath 2040
                  Index    Index       Credit Bond Index  LifePath(R) 2040 Fund  Aggregate Index          Index  Benchmark Index
                $10,000  $10,000                 $10,000                $10,000          $10,000        $10,000          $10,000
Mar-94          $ 9,637  $ 9,564                 $ 9,685                $ 9,652          $ 9,713        $ 9,627          $ 9,772
Jun-94          $ 9,564  $ 9,604                 $ 9,565                $ 9,621          $ 9,613        $ 9,552          $ 9,806
Sep-94          $ 9,844  $10,074                 $ 9,613                $ 9,977          $ 9,672        $10,072          $10,203
Dec-94          $ 9,737  $10,072                 $ 9,648                $ 9,955          $ 9,708        $ 9,994          $10,128
Mar-95          $10,325  $11,053                 $10,129                $10,829          $10,198        $10,896          $10,879
Jun-95          $11,048  $12,108                 $10,785                $11,799          $10,819        $11,914          $11,691
Sep-95          $11,641  $13,071                 $10,991                $12,564          $11,031        $13,004          $12,563
Dec-95          $12,161  $13,858                 $11,503                $13,194          $11,501        $13,639          $13,156
Mar-96          $12,434  $14,602                 $11,234                $13,739          $11,297        $14,405          $13,730
Jun-96          $12,686  $15,258                 $11,287                $14,287          $11,361        $15,039          $14,217
Sep-96          $13,018  $15,729                 $11,486                $14,640          $11,572        $15,463          $14,544
Dec-96          $13,743  $17,041                 $11,837                $15,655          $11,919        $16,530          $15,389
Mar-97          $13,804  $17,498                 $11,741                $15,892          $11,852        $16,636          $15,437
Jun-97          $15,282  $20,553                 $12,149                $18,472          $12,287        $19,446          $17,687
Sep-97          $16,263  $22,092                 $12,556                $19,645          $12,695        $21,344          $18,938
Dec-97          $16,499  $22,726                 $12,972                $19,859          $13,068        $21,702          $18,974
Mar-98          $17,804  $25,894                 $13,170                $22,625          $13,272        $24,582          $21,211
Jun-98          $18,075  $26,749                 $13,513                $23,180          $13,583        $25,064          $21,561
Sep-98          $17,028  $24,092                 $14,182                $20,489          $14,157        $22,049          $19,366
Dec-98          $18,987  $29,219                 $14,201                $24,939          $14,205        $26,794          $22,953
Mar-99          $19,292  $30,674                 $14,032                $25,764          $14,134        $27,804          $23,552
Jun-99          $20,159  $32,837                 $13,877                $27,390          $14,010        $29,976          $24,922
Sep-99          $19,324  $30,788                 $13,952                $26,015          $14,105        $27,994          $24,058
Dec-99          $20,692  $35,366                 $13,895                $30,268          $14,088        $33,109          $27,714
Mar-00          $21,309  $36,176                 $14,269                $31,049          $14,400        $34,373          $28,601
Jun-00          $21,053  $35,214                 $14,476                $30,239          $14,650        $32,830          $27,703
Sep-00          $21,472  $32,460                 $15,108                $29,589          $15,091        $32,886          $27,534
Dec-00          $21,189  $30,548                 $15,521                $27,331          $15,726        $29,502          $25,753
1-Feb           $20,799  $28,749                 $15,944                $25,702          $16,120        $27,835          $24,578

              Past performance is no guarantee of future results.

The LifePath Funds do not have their own investment advisor. They are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Funds" are to the feeder funds or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2001

                                                                   LifePath    LifePath     LifePath    LifePath    LifePath
                                                                     Income        2010         2020        2030        2040
                                                                       Fund        Fund         Fund        Fund        Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master Portfolio, at market
    value (Note 1)                                              $32,675,128 $90,167,104 $182,946,621 $79,737,570 $97,931,079
Receivables:
  Capital shares sold                                                96,061      14,046       26,871      46,997       9,976
                                                                ----------- ----------- ------------ ----------- -----------
Total Assets                                                     32,771,189  90,181,150  182,973,492  79,784,567  97,941,055
                                                                ----------- ----------- ------------ ----------- -----------
LIABILITIES
Payables:
  Capital shares redeemed                                             2,878     174,984      120,191     100,090      60,247
  Due to BGI and Stephens (Note 2)                                    4,913      18,414       46,350      19,113      18,245
                                                                ----------- ----------- ------------ ----------- -----------
Total Liabilities                                                     7,791     193,398      166,541     119,203      78,492
                                                                ----------- ----------- ------------ ----------- -----------
NET ASSETS                                                      $32,763,398 $89,987,752 $182,806,951 $79,665,364 $97,862,563
                                                                =========== =========== ============ =========== ===========

Net assets consist of:
  Paid-in capital                                               $31,583,987 $81,702,352 $170,931,285 $63,798,780 $78,142,427
  Undistributed net investment income                               199,554     446,190      618,054     170,024      82,752
  Undistributed net realized gain (loss) on investments             (17,901)    427,557     (484,811)    811,075   1,046,487
  Net unrealized appreciation of investments                        997,758   7,411,653   11,742,423  14,885,485  18,590,897
                                                                ----------- ----------- ------------ ----------- -----------
NET ASSETS                                                      $32,763,398 $89,987,752 $182,806,951 $79,665,364 $97,862,563
                                                                =========== =========== ============ =========== ===========
Shares outstanding                                                3,042,669   7,220,880   12,560,825   5,051,803   5,845,739
                                                                =========== =========== ============ =========== ===========
Net asset value and offering price per share                    $     10.77 $     12.46 $      14.55 $     15.77 $     16.74
                                                                =========== =========== ============ =========== ===========
----------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2001

                                                               LifePath     LifePath      LifePath       LifePath       LifePath
                                                                 Income         2010          2020           2030           2040
                                                                   Fund         Fund          Fund           Fund           Fund
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM
  CORRESPONDING MASTER PORTFOLIO
  Dividends                                                 $    84,603  $   491,514  $  1,452,154   $    860,678   $  1,344,943
  Interest                                                    1,475,388    3,273,063     4,077,180      1,182,237        442,580
  Expenses                                                     (173,366)    (512,768)   (1,036,589)      (495,680)      (678,423)
                                                            -----------  -----------  ------------   ------------   ------------
Net investment income allocated from
  corresponding Master Portfolio                              1,386,625    3,251,809     4,492,745      1,547,235      1,109,100
                                                            -----------  -----------  ------------   ------------   ------------
FUND EXPENSES (Note 2)
  Administration fees                                           125,925      372,652       752,525        360,257        492,942
                                                            -----------  -----------  ------------   ------------   ------------
Total fund expenses                                             125,925      372,652       752,525        360,257        492,942
                                                            -----------  -----------  ------------   ------------   ------------
Net investment income                                         1,260,700    2,879,157     3,740,220      1,186,978        616,158
                                                            -----------  -----------  ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
  Net realized gain                                           1,598,995    4,724,771     6,419,207      3,872,141      9,116,690
  Net change in unrealized appreciation (depreciation)       (1,050,307)  (6,008,577)  (19,301,313)   (10,576,268)   (22,414,260)
                                                            -----------  -----------  ------------   ------------   ------------
Net gain (loss) on investments                                  548,688   (1,283,806)  (12,882,106)    (6,704,127)   (13,297,570)
                                                            -----------  -----------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $ 1,809,388  $ 1,595,351  $ (9,141,886)  $ (5,517,149)  $(12,681,412)
                                                            ===========  ===========  ============   ============   ============
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      LifePath Income Fund                    LifePath 2010 Fund
                                                      ------------------------------------  ------------------------------------
                                                                For the            For the            For the            For the
                                                             Year Ended         Year Ended         Year Ended         Year Ended
                                                      February 28, 2001  February 29, 2000  February 28, 2001  February 29, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                    $  1,260,700       $  1,417,257       $  2,879,157       $  3,016,714
  Net realized gain                                           1,598,995          1,040,041          4,724,771          8,867,461
  Net change in unrealized appreciation (depreciation)       (1,050,307)          (418,289)        (6,008,577)        (3,103,238)
                                                           ------------       ------------       ------------       ------------
Net increase in net assets resulting from operations          1,809,388          2,039,009          1,595,351          8,780,937
                                                           ------------       ------------       ------------       ------------

Distributions to Shareholders:
  From net investment income                                 (1,241,206)        (1,522,909)        (2,830,893)        (3,211,424)
  From net realized gain on sale of investments              (1,968,848)        (1,328,081)        (6,232,440)        (9,324,181)
                                                           ------------       ------------       ------------       ------------
Total distributions to shareholders                          (3,210,054)        (2,850,990)        (9,063,333)       (12,535,605)
                                                           ------------       ------------       ------------       ------------

Capital share transactions:
  Proceeds from shares sold                                  19,332,593         18,128,856         37,116,361         36,086,596
  Net asset value of shares issued in reinvestment
    of dividends and distributions                            3,188,819          2,830,229          8,943,538         12,327,882
  Cost of shares redeemed                                   (17,129,776)       (42,656,025)       (37,318,821)       (88,742,914)
                                                           ------------       ------------       ------------       ------------
Net increase (decrease) in net assets resulting
  from capital share transactions                             5,391,636        (21,696,940)         8,741,078        (40,328,436)
                                                           ------------       ------------       ------------       ------------
Increase (decrease) in net assets                             3,990,970        (22,508,921)         1,273,096        (44,083,104)

NET ASSETS:
Beginning of year                                            28,772,428         51,281,349         88,714,656        132,797,760
                                                           ------------       ------------       ------------       ------------
End of year                                                $ 32,763,398       $ 28,772,428       $ 89,987,752       $ 88,714,656
                                                           ============       ============       ============       ============
Undistributed net investment income included in
  net assets at end of year                                $    199,554       $    174,267       $    446,190       $    402,099
                                                           ============       ============       ============       ============

SHARES ISSUED AND REDEEMED:
  Shares sold                                                 1,726,003          1,569,810          2,789,286          2,500,985
  Shares issued in reinvestment of dividends and
    distributions                                               292,544            248,591            687,655            884,165
  Shares redeemed                                            (1,548,642)        (3,693,183)        (2,833,065)        (6,098,192)
                                                           ------------       ------------       ------------       ------------
Net increase (decrease) in shares outstanding                   469,905         (1,874,782)           643,876         (2,713,042)
                                                           ============       ============       ============       ============
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                        LifePath 2020 Fund                    LifePath 2030 Fund
                                                      ------------------------------------  ------------------------------------
                                                                For the            For the            For the            For the
                                                             Year Ended         Year Ended         Year Ended         Year Ended
                                                      February 28, 2001  February 29, 2000  February 28, 2001  February 29, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                    $  3,740,220       $  2,935,954       $  1,186,978       $  1,304,493
  Net realized gain                                           6,419,207         13,744,458          3,872,141         11,501,739
  Net change in unrealized appreciation (depreciation)      (19,301,313)          (425,749)       (10,576,268)            52,889
                                                           ------------       ------------       ------------       ------------
Net increase (decrease) in net assets resulting from
  operations                                                 (9,141,886)        16,254,663         (5,517,149)        12,859,121
                                                           ------------       ------------       ------------       ------------

Distributions to shareholders:
  From net investment income                                 (3,512,514)        (2,966,156)        (1,167,080)        (1,332,650)
  From net realized gain on sale of investments              (9,804,236)       (13,768,121)        (4,388,703)       (11,913,099)
                                                           ------------       ------------       ------------       ------------
Total distributions to shareholders                         (13,316,750)       (16,734,277)        (5,555,783)       (13,245,749)
                                                           ------------       ------------       ------------       ------------

Capital share transactions:
  Proceeds from shares sold                                 112,177,884         77,066,445         37,256,030         43,474,550
  Net asset value of shares issued in reinvestment of
    dividends and distributions                              13,255,564         16,572,263          5,507,941         13,023,025
  Cost of shares redeemed                                   (63,219,749)      (116,237,648)       (36,041,958)       (88,824,017)
                                                           ------------       ------------       ------------       ------------
Net increase (decrease) in net assets resulting
  from capital share transactions                            62,213,699        (22,598,940)         6,722,013        (32,326,442)
                                                           ------------       ------------       ------------       ------------
Increase (decrease) in net assets                            39,755,063        (23,078,554)        (4,350,919)       (32,713,070)

NET ASSETS:
Beginning of year                                           143,051,888        166,130,442         84,016,283        116,729,353
                                                           ------------       ------------       ------------       ------------
End of year                                                $182,806,951       $143,051,888       $ 79,665,364       $ 84,016,283
                                                           ============       ============       ============       ============
Undistributed net investment income included in
  net assets at end of year                                $    618,054       $    397,391       $    170,024       $    154,776
                                                           ============       ============       ============       ============

SHARES ISSUED AND REDEEMED:
  Shares sold                                                 6,817,728          4,491,153          2,090,743          2,250,153
  Shares issued in reinvestment of dividends and
    distributions                                               847,517            992,496            316,698            702,544
  Shares redeemed                                            (3,947,464)        (6,784,413)        (2,063,853)        (4,529,959)
                                                           ------------       ------------       ------------       ------------
Net increase (decrease) in shares outstanding                 3,717,781         (1,300,764)           343,588         (1,577,262)
                                                           ============       ============       ============       ============
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                                 LifePath 2040 Fund
                                                               ------------------------------------
                                                                         For the            For the
                                                                      Year Ended         Year Ended
                                                               February 28, 2001  February 29, 2000
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                            $     616,158      $     853,275
  Net realized gain                                                    9,116,690         15,170,204
  Net change in unrealized appreciation (depreciation)               (22,414,260)         6,383,494
                                                                   -------------      -------------
Net increase (decrease) in net assets resulting from operations      (12,681,412)        22,406,973
                                                                   -------------      -------------

Distributions to shareholders:
  From net investment income                                            (570,768)          (907,383)
  From net realized gain on sale of investments                      (10,402,656)       (14,179,491)
                                                                   -------------      -------------
Total distributions to shareholders                                  (10,973,424)       (15,086,874)
                                                                   -------------      -------------

Capital share transactions:
  Proceeds from shares sold                                           49,119,954         73,118,185
  Net asset value of shares issued in reinvestment of
    dividends and distributions                                       10,894,420         14,691,577
  Cost of shares redeemed                                            (61,180,371)      (136,329,901)
                                                                   -------------      -------------
Net decrease in net assets resulting from capital share
  transactions                                                        (1,165,997)       (48,520,139)
                                                                   -------------      -------------
Increase (decrease) in net assets                                    (24,820,833)       (41,200,040)

NET ASSETS:
Beginning of year                                                    122,683,396        163,883,436
                                                                   -------------      -------------
End of year                                                        $  97,862,563      $ 122,683,396
                                                                   =============      =============
Undistributed net investment income included in net assets
  at end of year                                                   $      90,068      $      44,678
                                                                   =============      =============

SHARES ISSUED AND REDEEMED:
  Shares sold                                                          2,384,022          3,388,984
  Shares issued in reinvestment of dividends and
    distributions                                                        592,999            685,875
  Shares redeemed                                                     (3,074,996)        (6,224,636)
                                                                   -------------      -------------
Net decrease in shares outstanding                                       (97,975)        (2,149,777)
                                                                   =============      =============
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                                                                         LifePath Income Fund
                                                -----------------------------------------------------------------------------
                                                                                                                  Period From
                                                                                                                Mar. 26, 1996
                                                                                                                (Commencement
                                                   Year Ended     Year Ended     Year Ended     Year Ended  of Operations) to
                                                Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998      Feb. 28, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $       11.18  $       11.53  $       11.56  $       10.97  $           10.55
                                                -------------  -------------  -------------  -------------  -----------------
Income from investment operations:
  Net investment income                                  0.44           0.43           0.42           0.46               0.39
  Net realized and unrealized gain on
    investments                                          0.23           0.12           0.34           0.85               0.35
                                                -------------  -------------  -------------  -------------  -----------------
Total from investment operations                         0.67           0.55           0.76           1.31               0.74
                                                -------------  -------------  -------------  -------------  -----------------
Less Distributions:
  From net investment income                            (0.44)         (0.43)         (0.42)         (0.46)             (0.32)
  From net realized gain                                (0.64)         (0.47)         (0.37)         (0.26)                --
                                                -------------  -------------  -------------  -------------  -----------------
Total distributions                                     (1.08)         (0.90)         (0.79)         (0.72)             (0.32)
                                                -------------  -------------  -------------  -------------  -----------------
Net asset value, end of period                  $       10.77  $       11.18  $       11.53  $       11.56  $           10.97
                                                =============  =============  =============  =============  =================
Total return                                             6.16%          4.82%          6.70%         12.32%              7.00%*
                                                =============  =============  =============  =============  =================
Ratios/Supplemental data:
  Net assets, end of period (000s)              $      32,763  $      28,772  $      51,281  $      48,731  $          46,578
  Ratio of expenses to average net assets+               0.95%          0.95%          0.95%          0.95%              0.95%
  Ratio of net investment income to average
    net assets+                                          4.00%          3.63%          3.55%          4.06%              4.21%
  Portfolio turnover rate++                                58%            55%            66%            39%               108%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                            LifePath 2010 Fund
                                                -----------------------------------------------------------------------------
                                                                                                                   Period From
                                                                                                                Mar. 26, 1996
                                                                                                                 (Commencement
                                                    Year Ended     Year Ended     Year Ended     Year Ended  of Operations) to
                                                Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998      Feb. 28, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $       13.49  $       14.29  $       13.90  $       12.46  $           11.44
                                                -------------  -------------  -------------  -------------  -----------------
Income from investment operations:
  Net investment income                                  0.41           0.42           0.38           0.40               0.33
  Net realized and unrealized gain on
    investments                                         (0.16)          0.71           1.01           1.87               0.96
                                                -------------  -------------  -------------  -------------  -----------------
Total from investment Operations                         0.25           1.13           1.39           2.27               1.29
                                                -------------  -------------  -------------  -------------  -----------------
Less distributions:
  From net investment income                            (0.41)         (0.42)         (0.38)         (0.40)             (0.27)
  From net realized gain                                (0.87)         (1.51)         (0.62)         (0.43)                --
                                                -------------  -------------  -------------  -------------  -----------------
Total distributions                                     (1.28)         (1.93)         (1.00)         (0.83)             (0.27)
                                                -------------  -------------  -------------  -------------  -----------------
Net asset value, end of period                  $       12.46  $       13.49  $       14.29  $       13.90  $           12.46
                                                =============  =============  =============  =============  =================
Total return                                             1.73%          7.92%         10.19%         18.73%             11.98%*
                                                =============  =============  =============  =============  =================
Ratios/Supplemental data:
Net assets, end of period (000s)                $      89,988  $      88,715  $     132,798  $     112,436  $          87,204
Ratio of expenses to average net assets+                 0.95%          0.95%          0.95%          0.95%              0.95%
Ratio of net investment income to average
  net assets+                                            3.09%          2.80%          2.73%          3.09%              3.26%
Portfolio turnover rate++                                  54%            49%            38%            46%                73%
-----------------------------------------------------------------------------------------------------------------------------

  + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
 ++ Represents the Portfolio Turnover rate of each Fund's corresponding Master Portfolio.
  *  Not annualized.
The accompanying notes are an integral part of these financial statements.

For a share outstanding throughout each period

                                                                                                           LifePath 2010 Fund
                                                -----------------------------------------------------------------------------
                                                                                                                  Period From
                                                                                                                Mar. 26, 1996
                                                                                                                (Commencement
                                                   Year Ended     Year Ended     Year Ended     Year Ended  of Operations) to
                                                Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998      Feb. 28, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $       16.18    $     16.38    $     15.73    $     13.40    $         11.97
                                                -------------    -----------    -----------    -----------    ---------------
Income from investment operations:
  Net investment income                                  0.31           0.32           0.31           0.33               0.29
  Net realized and unrealized gain on
    investments                                         (0.83)          1.47           1.58           2.84               1.40
                                                -------------    -----------    -----------    -----------    ---------------
Total from investment operations                        (0.52)          1.79           1.89           3.17               1.69
                                                -------------    -----------    -----------    -----------    ---------------
Less Distributions:
  From net investment income                            (0.31)         (0.32)         (0.31)         (0.33)             (0.24)
  From net realized gain                                (0.80)         (1.67)         (0.93)         (0.51)             (0.02)
                                                -------------    -----------    -----------    -----------    ---------------
Total distributions                                     (1.11)         (1.99)         (1.24)         (0.84)             (0.26)
                                                -------------    -----------    -----------    -----------    ---------------
Net asset value, end of period                  $       14.55    $     16.18    $     16.38    $     15.73    $         13.40
Total return                                    =============    ===========    ===========    ===========    ===============
                                                        (3.54)%        10.84%         12.42%         24.25%             15.06%*
                                                =============    ===========    ===========    ===========    ===============

Ratios/Supplemental data:
  Net assets, end of period (000s)                    182,807    $   143,052    $   166,130    $   148,197    $       105,414
  Ratio of expenses to average net assets+      $        0.95%          0.95%          0.95%          0.95%              0.95%
  Ratio of net investment income to average
    net assets+                                          1.99%          1.87%          1.91%          2.28%              2.57%
  Portfolio turnover rate++                                39%            43%            36%            41%                61%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                           LifePath 2030 Fund
                                                -----------------------------------------------------------------------------
                                                                                                                  Period From
                                                                                                                Mar. 26, 1996
                                                                                                                (Commencement
                                                   Year Ended     Year Ended     Year Ended     Year Ended  of Operations) to
                                                Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998      Feb. 28, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     17.84    $     18.57    $     17.39    $     14.17    $         12.39
                                                  -----------    -----------    -----------    -----------    ---------------
Income from investment operations:
  Net investment income                                  0.23           0.26           0.24           0.26               0.23
  Net realized and unrealized gain
    (loss) on investments                               (1.22)          2.22           2.06           3.65               1.79
                                                  -----------    -----------    -----------    -----------    ---------------
Total from investment operations                        (0.99)          2.48           2.30           3.91               2.02
                                                  -----------    -----------    -----------    -----------    ---------------
Less distributions:
  From net investment income                            (0.23)         (0.26)         (0.24)         (0.26)             (0.20)
  From net realized gain                                (0.85)         (2.95)         (0.88)         (0.43)             (0.04)
                                                  -----------    -----------    -----------    -----------    ---------------
Total distributions                                     (1.08)         (3.21)         (1.12)         (0.69)             (0.24)
                                                  -----------    -----------    -----------    -----------    ---------------
Net asset value, end of period                    $     15.77    $     17.84    $     18.57    $     17.39    $         14.17
                                                  ===========    ===========    ===========    ===========    ===============
Total return                                            (5.99)%        13.04%         13.55%         28.22%             17.37%*
                                                  ===========    ===========    ===========    ===========    ===============
Ratios/Supplemental data:
  Net assets, end of period (000s)                $    79,665    $    84,016    $   116,729    $    95,309    $        58,575
  Ratio of expenses to average net assets+               0.95%          0.95%          0.95%          0.95%              0.95%
  Ratio of net investment income to average
    net assets+                                          1.32%          1.32%          1.35%          1.72%              2.05%
  Portfolio turnover rate++                                27%            26%            19%            27%                42%
-----------------------------------------------------------------------------------------------------------------------------

  + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
 ++ Represents the Portfolio Turnover Rate of each Fund's Corresponding Master Portfolio.
  *  Not annualized.

The accompanying notes are an integral part of these financial statements.

For a share outstanding throughout each period

                                                                                                           LifePath 2040 Fund
                                                -----------------------------------------------------------------------------
                                                                                                                  Period From
                                                                                                                Mar. 26, 1996
                                                                                                                (Commencement
                                                   Year Ended     Year Ended     Year Ended     Year Ended  of Operations) to
                                                Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998      Feb. 28, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     20.64    $     20.25    $     18.77    $     15.21    $         12.91
                                                  -----------    -----------    -----------    -----------    ---------------
Income from investment operations:
  Net investment income                                  0.11           0.13           0.14           0.18               0.18
  Net realized and unrealized gain
    (loss) on investments                               (2.20)          3.18           2.67           4.41               2.27
                                                  -----------    -----------    -----------    -----------    ---------------
Total from investment operations                        (2.09)          3.31           2.81           4.59               2.45
                                                  -----------    -----------    -----------    -----------    ---------------
Less distributions:
  From net investment income                            (0.10)         (0.13)         (0.14)         (0.19)             (0.15)
  From net realized gain                                (1.71)         (2.79)         (1.19)         (0.84)                --
                                                  -----------    -----------    -----------    -----------    ---------------
Total distributions                                     (1.81)         (2.92)         (1.33)         (1.03)             (0.15)
                                                  -----------    -----------    -----------    -----------    ---------------
Net asset value, end of period                    $     16.74    $     20.64    $     20.25    $     18.77    $         15.21
                                                  ===========    ===========    ===========    ===========    ===============
Total return                                           (10.81)%        16.01%         15.35%         30.95%             20.47%*
                                                  ===========    ===========    ===========    ===========    ===============
Ratios/Supplemental Data:
  Net assets, end of period (000s)                $    97,863    $   122,683    $   163,883    $   126,601    $        69,476
  Ratio of expenses to average net assets+               0.95%          0.95%          0.95%          0.95%              0.95%
  Ratio of net investment income to average
    net assets+                                          0.50%          0.59%          0.72%          1.04%              1.46%
  Portfolio turnover rate++                                20%            29%            19%            34%                48%
-----------------------------------------------------------------------------------------------------------------------------

  + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
 ++ Represents the Portfolio Turnover Rate of each Fund's Corresponding Master Portfolio.
  *  Not annualized.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS

1.    Significant Accounting Policies

     Barclays Global Investors Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company currently offers the following diversified funds: Asset Allocation, Bond Index, Institutional Money Market, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market and S&P 500 Stock Funds.

     These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund", collectively, the "Funds").

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      Investment Policy and Security Valuation

     Each Fund invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (30.95%, 32.64%, 38.07%, 28.28% and 21.74% for the LifePath Income, LifePath 2010,
LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, as of February 28, 2001). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to Financial Statements, which are included elsewhere in this report.

      Security Transactions and Income Recognition

     Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio.

     The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

      Distributions to Shareholders

     Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

     Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

      Federal Income Taxes

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at February 28, 2001.

2.    Agreements and Other Transactions with Affiliates

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Funds. IBT also serves as the transfer agent and dividend disbursement agent for the Funds.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS (continued)

     Stephens Inc. ("Stephens"), is the Funds' distributor. Stephens does not receive a fee for providing distribution services to the Funds.

     The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.40% from each Fund.

     Certain officers and directors of the Company are also officers of Stephens. As of February 28, 2001 these officers of Stephens collectively owned less than 1% of the outstanding shares of each Fund.

3.    Capital Share Transactions

     As of February 28, 2001, there were 21.3 billion shares of $.001 par value capital stock authorized by the Company, with 100 million shares allocated to each Fund. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

4.    New Accounting Pronouncement

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Funds' financial statements. These changes are not expected to have any material impact on the net assets of the Funds.

Independent Auditors' Report

To the Shareholders and Board of Directors of Barclays Global Investors Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities of LifePath Income Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund, each a series of Barclays Global Investors Funds, Inc. (the Funds), as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and the period from March 26, 1996 (commencement of operations) to February 28, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Barclays Global Investors Funds, Inc. as of February 28, 2001, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
April 13, 2001.

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 18.94%

U.S. COMMON STOCKS - 14.65%

ADVERTISING - 0.02%
-----------------------------------------------------------------
Interpublic Group of Companies Inc.              176  $     6,617
Omnicom Group Inc.                               111       10,067
-----------------------------------------------------------------
                                                           16,684
-----------------------------------------------------------------

AEROSPACE / DEFENSE - 0.10%
-----------------------------------------------------------------
Goodrich (B.F.) Co.                              182        7,360
Northrop Grumman Corp.                           129       12,120
Sequa Corp. "A"+                               1,610       72,192
Titan Corp. (The)+                               500       12,350
-----------------------------------------------------------------
                                                          104,022
-----------------------------------------------------------------

AIRLINES - 0.02%
-----------------------------------------------------------------
Southwest Airlines Co.                         1,145       21,288
US Airways Group Inc.+                            63        2,602
-----------------------------------------------------------------
                                                           23,890
-----------------------------------------------------------------

APPAREL - 0.05%
-----------------------------------------------------------------
Liz Claiborne Inc.*                               81        3,945
Nike Inc. "B"                                    293       11,442
Unifi Inc.+                                    3,268       22,549
Warnaco Group Inc. "A"                         3,400       16,320
-----------------------------------------------------------------
                                                           54,256
-----------------------------------------------------------------

AUTO MANUFACTURERS - 0.04%
-----------------------------------------------------------------
General Motors Corp. "A"                         651       34,711
PACCAR Inc.                                       93        4,313
-----------------------------------------------------------------
                                                           39,024
-----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.10%
-----------------------------------------------------------------
Cooper Tire & Rubber Co.                       1,065       14,228
Superior Industries International Inc.         2,422       90,341
-----------------------------------------------------------------
                                                          104,569
-----------------------------------------------------------------

BANKS - 1.01%
-----------------------------------------------------------------
AmSouth Bancorp                                  695       12,107
Bank of New York Co. Inc.                        978       50,641
Bank One Corp.                                 1,665       58,728
Bankunited Financial Corp. "A"+                2,300       22,712
BB&T Corp.                                       400       14,452
Central Coast Bancorp+                           650       11,862
Century South Banks Inc.                         500       16,625
Comerica Inc.                                    294       18,713
Fifth Third Bancorp                              708       38,099
First Union Corp.                              1,301       42,113
First Virginia Banks Inc.                          1           46
Firstfed America Bancorp Inc.                    800       12,360
FleetBoston Financial Corp.                    1,354       55,852
GA Financial Inc.                              1,300       18,928
Golden West Financial Corp.                      462       25,341
Hamilton Bancorp Inc.+                         2,800       26,775
Huntington Bancshares Inc.                       328        4,900
ITLA Capital Corp.+                              600       11,634
JP Morgan Chase & Co.                          2,700      125,982
Mellon Financial Corp.                           684       31,676
Northern Trust Corp.                             338       24,040
Old Kent Financial Corp.                         244        9,697
PNC Financial Services Group*                    419       29,120
Regions Financial Corp.                        1,270       38,100
SouthTrust Corp.                                 286       12,101
State Street Corp.                               205       20,592
Summit Bancorp                                   274       11,508
Sun Bancorp Inc. "B"+                          1,200       10,425
SunTrust Banks Inc.                              238       15,644
Synovus Financial Corp.                          397       11,045
Troy Financial Corp.                           1,000       15,500
U.S. Bancorp*                                  2,789       64,701
Union Planters Corp.                             173        6,584
USB Holding Co. Inc.                             700        8,673
Wachovia Corp.                                    72        4,546
Wells Fargo & Company                          2,497      123,951
Wintrust Financial Corp.                         600       11,062
WSFS Financial Corp.                           2,700       36,619
Yardville National Bancorp                     1,100       15,400
-----------------------------------------------------------------
                                                        1,068,854
-----------------------------------------------------------------

BEVERAGES - 0.24%
-----------------------------------------------------------------
Alico Inc.                                       500        8,156
Brown-Forman Corp. "B"                            64        4,064
Coca-Cola Co.                                  2,407      127,643
Coca-Cola Enterprises Inc.*                      516       11,713
Coors (Adolf) Company "B"                        559       37,425
Gumtech International Inc.+*                     400        2,800
PepsiCo Inc.                                   1,447       66,678
-----------------------------------------------------------------
                                                          258,479
-----------------------------------------------------------------

BIOTECHNOLOGY - 0.17%
-----------------------------------------------------------------
Amgen Inc.+                                    1,168       84,169
Biogen Inc.+                                     296       21,182
Cellegy Pharmaceuticals Inc.+                  1,500        9,000
Immunomedics Inc.+                               600        7,762
Integra LifeSciences Holdings
  Corporation+                                   500        6,562
Myriad Genetics Inc.+                            400       22,150
Nanogen Inc.+                                    500        3,625
Regeneron Pharmaceuticals Inc.+                  700       21,962
-----------------------------------------------------------------
                                                          176,412
-----------------------------------------------------------------

BUILDING MATERIALS - 0.03%
-----------------------------------------------------------------
Vulcan Materials Co.                             190        8,043
York International Corp.                         802       25,664
-----------------------------------------------------------------
                                                           33,707
-----------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

CHEMICALS - 0.39%
-----------------------------------------------------------------
Airgas Inc.+                                   4,800  $    38,928
Ashland Inc.                                      99        3,842
Du Pont (E.I.) de Nemours                        880       38,447
Eastman Chemical Co.                             914       47,025
Engelhard Corp.                                  100        2,393
Georgia Gulf Corp.                             1,837       31,817
Grace (W.R.) & Company+                        2,142        4,327
Great Lakes Chemical Corp.                        67        2,218
Hercules Inc.*                                   282        3,971
Mississippi Chemical Corp.                     6,000       26,700
PolyOne Corp.                                  6,980       60,028
Schulman (A.) Inc.                             5,403       65,174
Sherwin-Williams Co.                             181        4,543
Sigma-Aldrich Corp.                              418       18,183
Wellman Inc.                                   3,663       64,322
-----------------------------------------------------------------
                                                          411,918
-----------------------------------------------------------------

COAL - 0.00%
-----------------------------------------------------------------
Massey Energy Co.                                113        2,219
-----------------------------------------------------------------
                                                            2,219
-----------------------------------------------------------------

COMMERCIAL SERVICES - 0.25%
-----------------------------------------------------------------
Aurora Biosciences Corp.+                        200        3,650
Block (H & R) Inc.                               305       15,036
Cendant Corp.+                                 1,042       13,629
Deluxe Corp.                                      64        1,558
Donnelley (R.R.) & Sons Co.                      139        4,121
Dun & Bradstreet Corp.+                           37          929
Ecolab Inc.                                       84        3,524
Equifax Inc.                                     111        3,364
First Health Group Corp.+                        768       32,784
McKesson HBOC Inc.                               445       12,941
Moody's Corp.                                     75        2,022
Neff Corp.+                                      100          110
Ogden Corp.+                                   2,201       35,722
Paychex Inc.                                     552       22,045
Quintiles Transnational Corp.+                   790       14,220
Sodexho Marriott Services Inc.+                1,944       56,765
Staff Leasing Inc.+                              100          325
Stewart Enterprises Inc. "A"                  11,400       38,119
-----------------------------------------------------------------
                                                          260,864
-----------------------------------------------------------------

COMPUTERS - 0.95%
-----------------------------------------------------------------
Apple Computer Inc.+                             650       11,862
Ceridian Corp.+                                  192        3,884
Cisco Systems Inc.+                            7,774      184,147
Cognizant Technology Solutions Corp.+            500       21,000
Compaq Computer Corp.                          2,547       51,449
Computer Sciences Corp.+                         132        7,882
Computer Task Group Inc.                         500        3,000
Dell Computer Corp.+                           3,072       67,200
Electronic Data Systems Corp.                    558       35,617
EMC Corp.+                                     2,634      104,728
Entrada Networks Inc.+                            25           50
Extended Systems Inc.+                           300        4,500
Gateway Inc.+                                    510        8,772
Hewlett-Packard Co.                            2,728       78,703
International Business Machines Corp.          1,880      187,812
Lexmark International Group Inc. "A"+            280       14,560
McDATA Corporation "A"+                           67        1,198
NCR Corp.+                                       161        7,084
Netegrity Inc.+                                  300       13,312
Network Appliance Inc.+                          600       17,850
NYFIX Inc.+                                      700       17,325
Palm Inc.+                                     1,008       17,514
Sun Microsystems Inc.+                         3,756       74,650
Unisys Corp.+                                    540        8,845
Veritas Software Corp.+                          796       51,690
WebTrends Corp.+                                 400        6,050
-----------------------------------------------------------------
                                                        1,000,684
-----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.10%
-----------------------------------------------------------------
Alamosa Holdings Inc.                          1,192       47,752
Avon Products Inc.                               350       14,861
Colgate-Palmolive Co.                            588       34,721
International Flavors & Fragrances Inc.          156        3,153
-----------------------------------------------------------------
                                                          100,487
-----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.03%
-----------------------------------------------------------------
Costco Wholesale Corp.+                          650       27,137
Grainger (W.W.) Inc.                              72        2,521
-----------------------------------------------------------------
                                                           29,658
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 0.92%
-----------------------------------------------------------------
American Express Co.                           1,493       65,513
Bear Stearns Companies Inc.                        1           51
Capital One Financial Corp.                      400       22,100
Citigroup Inc.                                 7,974      392,161
Countrywide Credit Industries Inc.               194        8,581
DVI Inc.+                                        500        8,300
Franklin Resources Inc.                          418       17,447
Household International Inc.                     739       42,803
Lehman Brothers Holdings Inc.                    460       31,579
MBNA Corp.                                     1,416       46,558
Merrill Lynch & Co. Inc.                       1,360       81,464
Morgan Stanley Dean Witter & Co.               1,688      109,939
Providian Financial Corp.                        394       19,704
Schwab (Charles) Corp.                         1,901       39,731
Stifel Financial Corp.                         1,700       22,355
Stilwell Financial Inc.                          466       14,865
T Rowe Price Group Inc.                          290       10,349
USA Education Inc.                               235       17,045
WFS Financial Inc.+                              300        5,794
Wit Soundview Group Inc.+                      3,000        8,906

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-----------------------------------------------------------------
World Acceptance Corp.+                        1,200  $     6,900
-----------------------------------------------------------------
                                                          972,145
-----------------------------------------------------------------

ELECTRIC - 0.42%
-----------------------------------------------------------------
AES Corp.+                                       700       37,779
Ameren Corp.                                     188        7,928
American Electric Power Inc.                      38        1,807
Cinergy Corp.                                    157        5,123
CMS Energy Corp.*                                100        2,955
Consolidated Edison Inc.                         255        9,402
Constellation Energy Group Inc.                   67        2,861
Dominion Resources Inc.                        2,745      179,962
DTE Energy Co.*                                  208        7,552
Duke Energy Corp.                                982       40,016
Edison International                             237        3,531
Entergy Corp.                                    250        9,707
Exelon Corp.                                     344       22,487
FirstEnergy Corp.                                260        7,324
FPL Group Inc.                                   211       13,726
GPU Inc.                                         122        3,781
Niagara Mohawk Holdings Inc.+                  1,771       30,426
NiSource Inc.                                    167        4,781
PG&E Corp.                                       346        4,830
Progress Energy Inc.                             143        6,186
Public Service Enterprise Group Inc.             208        9,320
Reliant Energy Inc.                              234        9,830
Southern Co.                                     655       20,272
Xcel Energy Inc.                                 245        6,909
-----------------------------------------------------------------
                                                          448,495
-----------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.03%
-----------------------------------------------------------------
UCAR International Inc.+                       2,000       26,000
-----------------------------------------------------------------
                                                           26,000
-----------------------------------------------------------------

ELECTRONICS - 0.10%
-----------------------------------------------------------------
Agilent Technologies Inc.+                       686       24,696
Applera Corp. - Applied Biosystems Group         336       23,218
BOLDER Technologies Corp.+                       200           44
Johnson Controls Inc.*                            86        5,717
Millipore Corp.                                  242       12,705
Solectron Corp.+                               1,090       29,702
Thermo Electron Corp.+                           311        8,677
Thomas & Betts Corp.                             158        3,015
-----------------------------------------------------------------
                                                          107,774
-----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.00%
-----------------------------------------------------------------
Fluor Corp.+                                     113        4,308
Washington Group Warrants (Expires
 03/11/03)+                                        4           10
-----------------------------------------------------------------
                                                            4,318
-----------------------------------------------------------------

ENTERTAINMENT - 0.00%
-----------------------------------------------------------------
barnesandnoble.com Inc.+                         100  $       137
Global Sports Inc.+*                             800        4,500
Golden Books Family Entertainment Inc.+            1            1
-----------------------------------------------------------------
                                                            4,638
-----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.03%
-----------------------------------------------------------------
Allied Waste Industries Inc.+                  1,700       27,455
-----------------------------------------------------------------
                                                           27,455
-----------------------------------------------------------------

FOOD - 0.24%
-----------------------------------------------------------------
Albertson's Inc.                                 285        8,279
Archer-Daniels-Midland Co.                       661        9,948
Campbell Soup Co.                                280        8,380
ConAgra Foods Inc.                               548       10,785
Dreyer's Grand Ice Cream Inc.                    300        9,019
General Mills Inc.                               200        8,970
Great Atlantic & Pacific Tea Co.               3,259       31,123
Heinz (H.J.) Co.                                 625       26,612
Hershey Foods Corp.                              359       23,008
Kellogg Co.                                      256        6,807
Kroger Co.+                                      732       17,744
Quaker Oats Co.                                  102        9,947
Ralston Purina Group                             295        9,198
Safeway Inc.+                                    568       30,848
SUPERVALU Inc.                                    86        1,207
Sysco Corp.                                      620       16,901
Winn-Dixie Stores Inc.                           746       19,053
Wrigley (William Jr.) Co.                         74        6,891
-----------------------------------------------------------------
                                                          254,720
-----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.13%
-----------------------------------------------------------------
Boise Cascade Corp.                               59        1,893
Chesapeake Corp.                               1,456       37,565
Glatfelter (P.H.) Co.                          7,686       92,155
Mead Corp.                                       102        2,794
Temple-Inland Inc.                                49        2,332
Westvaco Corp.                                    56        1,468
-----------------------------------------------------------------
                                                          138,207
-----------------------------------------------------------------

GAS - 0.19%
-----------------------------------------------------------------
NICOR Inc.                                     1,644       60,828
Peoples Energy Corp.                           3,453      135,185
Sempra Energy                                    148        3,308
Southwestern Energy Company                      400        4,160
-----------------------------------------------------------------
                                                          203,481
-----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.01%
-----------------------------------------------------------------
Black & Decker Corp.                             116        4,815
Snap-On Inc.                                     238        6,735
Stanley Works (The)                               92        3,202
-----------------------------------------------------------------
                                                           14,752
-----------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

HEALTH CARE - 0.60%
-----------------------------------------------------------------
Advanced Tissue Sciences Inc.+                 1,100  $     4,400
Aksys Ltd.+                                      500        4,000
American Retirement Corp.+                       700        2,975
Apria Healthcare Group Inc.+                   2,000       49,220
Bard (C.R.) Inc.                                 143        6,345
Bausch & Lomb Inc.*                              146        7,843
Baxter International Inc.                        205       18,878
Biomet Inc.                                      268       10,402
Boston Scientific Corp.+                         612       10,092
Cyberonics Inc.+                                 600       13,725
Cygnus Inc.+                                   2,600       13,569
Endocardial Solutions Inc.+                      200          975
Guidant Corp.+                                   297       15,138
Healthsouth Corp.+                               490        7,801
Humana Inc.+                                   3,367       45,454
Johnson & Johnson                              1,310      127,502
Laser Vision Centers Inc.+                     1,100        5,225
Manor Care Inc.+                                 701       17,097
Matria Healthcare Inc.+                           50          712
Medtronic Inc.                                 1,182       60,495
Oakley Inc.+                                   1,800       30,240
RITA Medical Systems Inc.+                     1,200        4,575
Sierra Health Services Inc.+                     800        4,200
Spacelabs Medical Inc.+                          800        9,800
St. Jude Medical Inc.+                           332       18,632
United Wisconsin Services                      1,700       10,710
UnitedHealth Group Inc.                          514       30,444
Varian Medical Systems Inc.+                   1,377       91,433
West Pharmaceutical Services Inc.                400       10,040
-----------------------------------------------------------------
                                                          631,922
-----------------------------------------------------------------

HOME BUILDERS - 0.08%
-----------------------------------------------------------------
Centex Corp.                                     104        4,281
KB Home                                          949       26,476
Pulte Corp.                                    1,490       51,181
-----------------------------------------------------------------
                                                           81,938
-----------------------------------------------------------------

HOME FURNISHINGS - 0.03%
-----------------------------------------------------------------
Leggett & Platt Inc.                           1,196       23,131
Maytag Corp.                                      66        2,211
Whirlpool Corp.                                   73        3,860
-----------------------------------------------------------------
                                                           29,202
-----------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.08%
-----------------------------------------------------------------
American Greetings Corp. "A"                   1,023       13,360
Avery Dennison Corp.                              70        3,710
Clorox Co.                                       556       19,994
Fortune Brands Inc.                              180        6,080
Newell Rubbermaid Inc.                           405       10,656
Tupperware Corp.                               1,163       27,447
-----------------------------------------------------------------
                                                           81,247
-----------------------------------------------------------------

INSURANCE - 0.52%
-----------------------------------------------------------------
American International Group Inc.              3,892      318,366

-----------------------------------------------------------------

INSURANCE (Continued)
-----------------------------------------------------------------
AON Corp.                                        345  $    11,823
Chubb Corp.                                      195       13,991
CIGNA Corp.                                      217       23,798
Cincinnati Financial Corp.                       120        4,417
Hartford Financial Services Group Inc.           292       18,644
Horace Mann Educators Corp.                    3,100       51,522
Lincoln National Corp.                           238       10,441
Marsh & McLennan Companies Inc.                  320       34,240
MBIA Inc.                                         94        7,142
MGIC Investment Corp.                             95        5,505
Professionals Group Inc.+                        200        4,812
Progressive Corporation                           75        7,425
SAFECO Corp.*                                    156        3,393
St. Paul Companies Inc.                          264       12,221
Torchmark Corp.                                  142        4,939
Vesta Insurance Group                          2,900       19,865
-----------------------------------------------------------------
                                                          552,544
-----------------------------------------------------------------

IRON / STEEL - 0.00%
-----------------------------------------------------------------
USX-U.S. Steel Group Inc.                        126        1,920
-----------------------------------------------------------------
                                                            1,920
-----------------------------------------------------------------

LEISURE TIME - 0.06%
-----------------------------------------------------------------
Brunswick Corp.                                  126        2,683
Carnival Corp. "A"                               670       22,338
Harley-Davidson Inc.                             392       16,993
Sabre Holdings Corp.+                            396       17,076
-----------------------------------------------------------------
                                                           59,090
-----------------------------------------------------------------

LODGING - 0.10%
-----------------------------------------------------------------
Choice Hotels International Inc.+              3,559       48,046
Extended Stay America Inc.+                    3,400       50,320
Harrah's Entertainment Inc.+                     148        4,591
Hilton Hotels Corp.                              300        3,213
-----------------------------------------------------------------
                                                          106,170
-----------------------------------------------------------------

MACHINERY - 0.16%
-----------------------------------------------------------------
Briggs & Stratton Corp.                          442       17,486
Dover Corp.                                      185        7,097
Flowserve Corp.+                               3,000       63,000
Nordson Corp.                                  2,028       56,657
Tecumseh Products Co. "A"                        541       27,253
-----------------------------------------------------------------
                                                          171,493
-----------------------------------------------------------------

MANUFACTURERS - 0.71%
-----------------------------------------------------------------
Crane Co.                                        120        3,198
Eaton Corp.*                                      76        5,407
General Electric Co.                          10,429      484,948
Honeywell International Inc.                   1,079       50,400
ITT Industries Inc.                              126        5,109
National Service Industries Inc.               2,639       63,785
Pall Corp.                                       113        2,584

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------
Manufacturers (Continued)
-----------------------------------------------------------------
Tyco International Ltd.                        2,386  $   130,395
-----------------------------------------------------------------
                                                          745,826
-----------------------------------------------------------------

MEDIA - 0.65%
-----------------------------------------------------------------
AOL Time Warner Inc.+                          4,806      211,608
Beasley Broadcast Group Inc. "A"+                700       10,194
Clear Channel Communications Inc.+               833       47,606
Comcast Corp. "A"+                             1,300       56,306
CTN Media Group Inc.+                          1,600        3,800
Dow Jones & Co. Inc.                              64        3,942
Gannett Co. Inc.                                 298       19,710
Gray Communications Systems Inc.                 500        9,025
Harcourt General Inc.                             79        4,427
Hollywood Media Corp.+                           700        2,756
Knight Ridder Inc.*                              124        7,409
Lynch Interactive Corp.+                         200        9,350
McGraw-Hill Companies Inc.                       202       11,910
Meredith Corp.                                 1,882       67,639
New York Times Co. "A"                           262       11,580
Tribune Co.                                      396       16,078
Viacom Inc. "B"+                               2,251      111,875
Walt Disney Co. (The)                          2,549       78,892
Youthstream Media Networks Inc.+                 600          844
-----------------------------------------------------------------
                                                          684,951
-----------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.05%
-----------------------------------------------------------------
Timken Co.                                     1,342       21,472
Worthington Industries Inc.                    3,277       32,278
-----------------------------------------------------------------
                                                           53,750
-----------------------------------------------------------------

METALS-DIVERSIFIED - 0.01%
-----------------------------------------------------------------
Gulf Island Fabrication Inc.+                    600       10,650
-----------------------------------------------------------------
                                                           10,650
-----------------------------------------------------------------

MINING - 0.09%
-----------------------------------------------------------------
Alcoa Inc.                                     1,058       37,834
Homestake Mining Company                       6,842       38,452
Newmont Mining Corp.                             487        8,198
Phelps Dodge Corp.                               125        5,750
-----------------------------------------------------------------
                                                           90,234
-----------------------------------------------------------------

OFFICE/BUSINESS EQUIPMENT - 0.01%
-----------------------------------------------------------------
Pitney Bowes Inc.                                266        9,057
Xerox Corp.                                      920        5,557
-----------------------------------------------------------------
                                                           14,614
-----------------------------------------------------------------
OIL & GAS PRODUCERS - 0.67%
-----------------------------------------------------------------
Amerada Hess Corp.                                22        1,584
Anadarko Petroleum Corp.                         272       17,000
Burlington Resources Inc.                        194        8,718
Chevron Corp.                                    660       56,536
Conoco Inc.                                      600       17,280
Exxon Mobil Corp.                              5,148      417,245
Kerr-McGee Corp.*                                 97        6,270
MarkWest Hydrocarbon Inc.+                       500        4,000
Prize Energy Corp.+                            1,500       30,675
Rowan Companies Inc.+*                         1,466       41,854
South Jersey Industries                          200        6,400
Sunoco Inc.                                      205        6,814
Texaco Inc.                                      602       38,588
Tosco Corp.                                      261       10,453
Transocean Sedco Forex Inc.                      641       30,851
Unocal Corp.                                     204        7,193
USX-Marathon Group Inc.                          255        7,043
-----------------------------------------------------------------
                                                          708,504
-----------------------------------------------------------------

OIL & GAS SERVICES - 0.10%
-----------------------------------------------------------------
Baker Hughes Inc.                                699       27,401
Halliburton Co.*                                 665       26,480
Schlumberger Ltd.                                861       54,889
-----------------------------------------------------------------
                                                          108,770
-----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.08%
-----------------------------------------------------------------
Ball Corp.                                       744       30,802
Bemis Co.                                         42        1,429
Owens-Illinois Inc.+                             436        3,423
Pactiv Corp.+                                  3,208       43,148
Sealed Air Corp.+*                                57        2,232
-----------------------------------------------------------------
                                                           81,034
-----------------------------------------------------------------

PHARMACEUTICALS - 1.12%
-----------------------------------------------------------------
Abbott Laboratories                            1,503       73,632
ALZA Corp.+                                      374       14,792
American Home Products Corp.                   1,395       86,169
Bergen Brunswig Corp. "A"                      3,559       64,026
Bristol-Myers Squibb Co.                       1,998      126,693
Cardinal Health Inc.                             311       31,566
Hyseq Inc.+                                      400        4,850
Kos Pharmaceuticals Inc.+                        500        8,750
Lilly (Eli) and Company                        1,214       96,464
Merck & Co. Inc.                               2,426      194,565
Orphan Medical Inc.+                             600        8,325
Pfizer Inc.                                    6,706      301,770
Pharmaceutical Resources Inc.+                   800        8,608
Pharmacia Corporation                          1,394       72,070
Schering-Plough Corp.                          1,561       62,830
Twinlab Corp.+                                 1,000        2,250
Watson Pharmaceuticals Inc.+                     490       27,195
-----------------------------------------------------------------
                                                        1,184,555
-----------------------------------------------------------------

PIPELINES - 0.14%
-----------------------------------------------------------------
El Paso Corp.*                                   922       64,817
Enron Corp.                                      876       60,006
Williams Companies Inc.                          450       18,765
-----------------------------------------------------------------
                                                          143,588
-----------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares      Value
-----------------------------------------------------------------
REAL ESTATE - 0.15%
-----------------------------------------------------------------
Aegis Realty Inc.                              3,400  $    35,870
Annaly Mortgage Management Inc.                1,400       16,100
Boykin Lodging Co.                             2,000       22,200
Entertainment Properties Trust*                1,900       26,315
LTC Properties Inc.                              200          804
Mid Atlantic Realty Trust                      2,000       25,700
National Golf Properties Inc.                  1,000       22,180
Philips International Realty Corp.             1,200        5,160
-----------------------------------------------------------------
                                                          154,329
-----------------------------------------------------------------

RETAIL - 0.94%
-----------------------------------------------------------------
AnnTaylor Stores Corp.+                          747       19,295
AutoZone Inc.+                                   126        3,183
Bed Bath & Beyond Inc.+                          400        9,850
Best Buy Co. Inc.+                               330       13,517
Bob Evans Farms Inc.                           4,968       99,360
CBRL Group Inc.                                2,949       55,847
Circuit City Stores Inc.                         344        5,218
Consolidated Stores Corp.+                       458        7,104
CVS Corp.                                        504       30,744
Darden Restaurants Inc.                           90        1,956
Dillards Inc. "A"                                318        5,978
Dollar General Corp.                             463        8,612
Drugstore.com Inc.+                              100          131
Gap Inc.                                         858       23,372
Golden State Bancorp Inc.+                       200          262
Home Depot Inc.                                2,399      101,957
Kohls Corp.+                                     514       33,878
Limited Inc.                                     397        7,007
Longs Drug Stores Corp.                        1,466       40,901
Lowe's Companies Inc.                            404       22,576
McDonald's Corp.                                 538       15,817
Neiman-Marcus Group Inc. "A"+                    600       21,840
Nordstrom Inc.                                   214        3,948
Office Depot Inc.+                               477        4,388
1-800-FLOWERS.com Inc.+                          900        5,344
PC Connection Inc.+                              300        3,694
RadioShack Corp.                                 132        5,650
Rite Aid Corp.+                                  838        4,374
Ruby Tuesday Inc.                              4,668       79,356
7-Eleven Inc.+                                   560        5,774
Staples Inc.+                                    511        7,601
Target Corp.                                   1,226       47,814
TJX Companies Inc.                               276        8,440
Walgreen Co.                                   1,050       46,536
Wal-Mart Stores Inc.                           4,706      235,724
Wendy's International Inc.                       131        3,242
-----------------------------------------------------------------
                                                          990,290
-----------------------------------------------------------------

SEMICONDUCTORS - 0.52%
-----------------------------------------------------------------
Advanced Micro Devices Inc.+                     660       14,190
Altera Corp.+                                    680       15,725
Analog Devices Inc.+                             582       21,709
Applied Materials Inc.+                        1,200       50,700
Applied Micro Circuits Corp.+                    600       16,050
Axcelis Technologies Inc.+                        89          820
Broadcom Corp. "A"+                              400       19,700
Emcore Corp.+                                    200        5,187
Intel Corp.                                    7,364      210,334
Linear Technology Corp.                          504       19,971
LSI Logic Corp.+                                 536        8,635
Maxim Integrated Products Inc.+*                 700       32,288
Micron Technology Inc.+                          890       30,456
Teradyne Inc.+                                   342       10,681
Texas Instruments Inc.                         2,460       72,693
Xilinx Inc.+                                     508       19,749
-----------------------------------------------------------------
                                                          548,888
-----------------------------------------------------------------

SOFTWARE - 0.65%
-----------------------------------------------------------------
Actuate Corp.+                                   600        7,275
Adobe Systems Inc.                               748       21,739
Automatic Data Processing Inc.                   608       35,872
BMC Software Inc.+                               469       14,129
Computer Associates International Inc.           766       23,892
Compuware Corp.+                                 750        7,734
Documentum Inc.+                                 600       12,825
eFunds Corp.+                                    435        6,634
First Data Corp.                                 543       33,536
Globix Corp.+                                    600        2,325
IMS Health Inc.                                  290        7,801
Microsoft Corp.+                               5,606      330,754
NetIQ Corp.+                                     300        9,450
NetSol International Inc.+*                      400        1,600
Novell Inc.+                                   1,025        6,086
Oracle Corp.+                                  6,184      117,496
Siebel Systems Inc.+                             800       30,600
Yahoo! Inc.+                                     840       20,003
-----------------------------------------------------------------
                                                          689,751
-----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.27%
-----------------------------------------------------------------
ADC Telecommunications Inc.+                   1,308       14,552
Andrew Corp.+                                    690       10,350
Avaya Inc.+                                      673        9,422
Comverse Technology Inc.+                        300       22,481
JDS Uniphase Corp.+                            1,900       50,825
Lucent Technologies Inc.                       4,583       53,117
Motorola Inc.                                  3,028       45,935
QUALCOMM Inc.+                                   880       48,235
Sorrento Networks Corp.+                         200        2,600
Tellabs Inc.+                                    564       24,569
-----------------------------------------------------------------
                                                          282,086
-----------------------------------------------------------------

TELECOMMUNICATIONS - 0.39%
-----------------------------------------------------------------
Cabletron Systems Inc.+                          777       10,451
Convergent Communications Inc.+                  900          309
Corning Inc.                                   1,325       35,908
Global Crossing Ltd.+                          1,402       22,754
Global Telesystems Inc.+                       1,900        2,318
InterDigital Communications Corp.+               600        5,063

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

TELECOMMUNICATIONS (Continued)
-----------------------------------------------------------------
Nextel Communications Inc. "A"+                1,076  $    25,891
Pentastar Communications Inc.+                   400       10,750
Qwest Communications International Inc.+       2,368       87,545
Sprint Corp. (PCS Group)+                      1,464       36,864
Tollgrade Communications Inc.+                   200        3,913
Verizon Communications Inc.                    3,365      166,568
-----------------------------------------------------------------
                                                          408,334
-----------------------------------------------------------------

TELEPHONE - 0.57%
-----------------------------------------------------------------
Alltel Corp.                                     349       18,741
AT&T Corp.                                     4,629      106,467
BellSouth Corp.                                2,160       90,634
CenturyTel Inc.                                  200        5,764
SBC Communications Inc.                        6,229      297,123
Sprint Corp. (FON Group)                         860       19,230
WorldCom Inc.+                                 3,771       62,693
-----------------------------------------------------------------
                                                          600,652
-----------------------------------------------------------------

TEXTILES - 0.01%
-----------------------------------------------------------------
Westpoint Stevens Inc.                         1,500       12,630
-----------------------------------------------------------------
                                                           12,630
-----------------------------------------------------------------
TOBACCO - 0.14%
-----------------------------------------------------------------
Philip Morris Companies Inc.                   2,800      134,904
UST Inc.                                         572       16,496
-----------------------------------------------------------------
                                                          151,400
-----------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.01%
-----------------------------------------------------------------
Hasbro Inc.                                      467        5,735
Mattel Inc.                                      503        8,531
-----------------------------------------------------------------
                                                           14,266
-----------------------------------------------------------------

TRANSPORTATION - 0.04%
-----------------------------------------------------------------
Wisconsin Central Transportation Corp.+        2,800       44,450
-----------------------------------------------------------------
                                                           44,450
-----------------------------------------------------------------

TRUCKING & LEASING - 0.12%
-----------------------------------------------------------------
Ryder System Inc.                              1,529       31,360
Xtra Corp.+                                    1,900       90,649
-----------------------------------------------------------------
                                                          122,009
-----------------------------------------------------------------

WATER - 0.01%
-----------------------------------------------------------------
American States Water Co.                        400       12,240
-----------------------------------------------------------------
                                                           12,240
-----------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $14,920,373)                                    15,461,039
-----------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 4.29%

AUSTRALIA - 0.17%
-----------------------------------------------------------------
Coles Myer Ltd. ADR                              674       17,996
National Australia Bank*                         753       59,148
News Corporation Ltd.                            574       20,980
Rio Tinto PLC ADR                                630       46,752
Westpac Banking Corp. ADR                      1,066       39,176
-----------------------------------------------------------------
                                                          184,052
-----------------------------------------------------------------

CANADA - 0.10%
-----------------------------------------------------------------
Alcan Aluminium Ltd.                               1           18
Barrick Gold Corp.                               323        5,233
Inco Ltd.+                                       266        4,759
Nortel Networks Corp.                          4,492       83,057
Placer Dome Inc.*                              1,021        9,567
-----------------------------------------------------------------
                                                          102,634
-----------------------------------------------------------------

DENMARK - 0.19%
-----------------------------------------------------------------
Novo-Nordisk A/S ADR*                          1,732      172,334
Tele Denmark A/S ADR*                          2,178       35,284
-----------------------------------------------------------------
                                                          207,618
-----------------------------------------------------------------

FINLAND - 0.06%
-----------------------------------------------------------------
Nokia OYJ*                                     2,948       64,856
-----------------------------------------------------------------
                                                           64,856
-----------------------------------------------------------------

FRANCE - 0.61%
-----------------------------------------------------------------
Alcatel SA ADR*                                2,639      102,182
Aventis SA                                     1,574      127,116
AXA-UAP ADR                                    1,475       91,893
France Telecom SA ADR                            420       25,410
LVMH Moet-Hennessy Louis Vuitton ADR           3,335       41,271
Total Fina SA*                                 3,265      230,215
Vivendi Universal SA ADR*                        355       22,436
-----------------------------------------------------------------
                                                          640,523
-----------------------------------------------------------------

GERMANY - 0.21%
-----------------------------------------------------------------
DaimlerChrysler AG*                            2,649      129,853
Deutsche Telekom AG ADR*                       2,486       61,081
SAP AG ADR*                                      760       29,404
-----------------------------------------------------------------
                                                          220,338
-----------------------------------------------------------------

IRELAND - 0.07%
-----------------------------------------------------------------
Allied Irish Banks PLC ADR                     3,538       77,518
-----------------------------------------------------------------
                                                           77,518
-----------------------------------------------------------------

ITALY - 0.15%
-----------------------------------------------------------------
Benetton Group SpA ADR*                        1,319       47,550

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

ITALY (Continued)
-----------------------------------------------------------------
ENI-Ente Nazionale Idrocarburi SpA ADR*          480  $    31,560
Fiat SpA ADR                                   1,389       34,975
San Paolo-IMI SpA ADR*                         1,870       58,026
-----------------------------------------------------------------
                                                          172,111
-----------------------------------------------------------------

JAPAN - 0.96%
-----------------------------------------------------------------
Canon Inc. ADR                                 1,040       34,081
Fuji Photo Film Co. Ltd. ADR                     785       28,064
Hitachi Ltd. ADR                                 472       41,418
Honda Motor Company Ltd. ADR*                    533       42,107
Ito-Yokado Co. Ltd. ADR                          960       48,060
Japan Air Lines ADR+                           6,068       52,337
Kirin Brewery Co. Ltd. ADR                       767       73,440
Kubota Corp. ADR                                 884       49,504
Kyocera Corp. ADR                                330       29,849
Makita Corp. ADR                                 970        6,184
Matsushita Electric Industrial Co. ADR         2,370       44,248
Mitsubishi Corp. ADR                           2,774       37,796
Mitsui & Co. ADR                                 380       44,080
NEC Corp. ADR                                    713       57,753
Nippon Telegraph & Telephone Corp. ADR         1,914       62,971
Nissan Motor Co. Ltd. ADR+                     3,305       42,139
Pioneer Corp. ADR*                             1,342       34,691
Ricoh Corp. Ltd. ADR                             407       35,409
Sony Corp. ADR                                   636       45,480
Tokio Marine and Fire Insurance Co. Ltd.
  ADR                                          2,108      110,143
Toyota Motor Corp. ADR                         1,378       95,909
-----------------------------------------------------------------
                                                        1,015,663
-----------------------------------------------------------------

NETHERLANDS - 0.49%
-----------------------------------------------------------------
Abn Amro Holding NV                            2,827       62,194
Aegon NV ADR                                   1,392       48,623
Akzo Nobel NV ADR                                820       39,565
Elsevier NV ADR                                2,567       71,876
ING Groep NV ADR                                 562       39,003
Koninklijke (Royal) Philips Electonics
  NV                                           1,476       48,177
Koninklijke Ahold NV ADR*                      1,912       62,350
Royal Dutch Petroleum Co. - NY Shares          2,376      138,592
-----------------------------------------------------------------
                                                          510,380
-----------------------------------------------------------------

NEW ZEALAND - 0.01%
-----------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                689       12,161
-----------------------------------------------------------------
                                                           12,161
-----------------------------------------------------------------

PORTUGAL - 0.02%
-----------------------------------------------------------------
Banco Comercial Portugues ADR                    690       18,147
-----------------------------------------------------------------
                                                           18,147
-----------------------------------------------------------------

SINGAPORE - 0.01%
-----------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd. ADR+*                                     340        9,945
-----------------------------------------------------------------
                                                            9,945
-----------------------------------------------------------------

SPAIN - 0.20%
-----------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR*        2,710       40,054
Banco Santander Central Hispano SA ADR*        7,844       81,342
Repsol SA                                      1,641       27,913
Telefonica SA ADR+                             1,157       58,718
-----------------------------------------------------------------
                                                          208,027
-----------------------------------------------------------------

SWEDEN - 0.06%
-----------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                7,208       59,691
-----------------------------------------------------------------
                                                           59,691
-----------------------------------------------------------------

SWITZERLAND - 0.05%
-----------------------------------------------------------------
Adecco SA ADR                                    380       29,621
Sulzer Medica ADR*                               990       22,077
-----------------------------------------------------------------
                                                           51,698
-----------------------------------------------------------------

UNITED KINGDOM - 0.93%
-----------------------------------------------------------------
AstraZeneca PLC ADR*                           1,643       75,989
Barclays PLC ADR*                                560       68,992
BP Amoco PLC ADR                               1,508       74,797
British Sky Broadcasting PLC ADR+                377       31,668
British Telecom PLC ADR*                         944       80,004
Cadbury Schweppes PLC ADR                      1,894       50,665
Diageo PLC ADR                                 2,647      107,151
GlaxoSmithKline PLC ADR+                       4,225      233,685
Hanson PLC ADR*                                1,619       52,618
Hong Kong & Shanghai Banking ADR*                490       32,585
Reuters Group PLC ADR                            464       42,804
Vodafone Group PLC ADR*                        4,640      126,718
-----------------------------------------------------------------
                                                          977,676
-----------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $4,349,569)                                      4,533,038
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $19,269,942)                                    19,994,077
-----------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                  Face Amount        Value
------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 53.77%

U.S. GOVERNMENT SECURITIES - 53.77%
------------------------------------------------------------------
U.S. Treasury Bonds
   6.25%,  08/15/23                      $   200,000  $    218,396
   7.50%,  11/15/24                          150,000       188,902
   8.00%,  11/15/21                          100,000       130,492
   9.38%,  02/15/06                          310,000       372,339
  10.75%,  05/15/03                        2,350,000     2,653,296
  10.75%,  08/15/05                        1,000,000     1,236,250
  11.13%,  08/15/03                        1,650,000     1,898,660
  11.25%,  02/15/15                          200,000       315,625
  11.63%,  11/15/04                        1,170,000     1,440,745
  12.00%,  05/15/05                          200,000       254,625
  13.75%,  08/15/04                          500,000       642,734
U.S. Treasury Notes
   4.25%,  11/15/03                        1,400,000     1,387,942
   4.75%,  02/15/04                        1,000,000     1,003,887
   4.75%,  11/15/08                        4,210,000     4,154,580
   5.25%,  05/15/04                          600,000       611,014
   5.38%,  06/30/03                           80,000        81,528
   5.50%,  02/28/03                          600,000       611,387
   5.50%,  03/31/03                        1,000,000     1,019,835
   5.50%,  05/31/03                          500,000       510,424
   5.50%,  02/15/08                        2,545,000     2,633,202
   5.50%,  05/15/09                        1,000,000     1,034,186
   5.63%,  02/15/06                          900,000       934,924
   5.63%,  05/15/08                        3,000,000     3,124,542
   5.75%,  10/31/02                        3,250,000     3,313,001
   5.75%,  08/15/03                          800,000       822,697
   5.75%,  11/15/05                          460,000       480,790
   5.88%,  09/30/02                          500,000       510,103
   5.88%,  11/15/04                          800,000       832,091
   5.88%,  11/15/05*                         920,000       964,781
   6.00%,  08/15/04                        1,000,000     1,042,302
   6.00%,  08/15/09                          300,000       320,405
   6.13%,  08/15/07                          400,000       427,406
   6.25%,  06/30/02                          900,000       919,404
   6.25%,  08/31/02                        1,540,000     1,577,775
   6.25%,  02/15/03                        1,550,000     1,599,989
   6.25%,  02/15/07                          750,000       804,707
   6.38%,  06/30/02                        1,000,000     1,023,516
   6.38%,  08/15/02                        2,300,000     2,359,954
   6.50%,  05/15/05                          800,000       854,170
   6.50%,  08/15/05                        1,350,000     1,445,826
   6.50%,  10/15/06*                       1,200,000     1,298,626
   6.63%,  05/15/07                        1,000,000     1,093,637
   6.75%,  05/15/05                        1,000,000     1,076,538
   6.88%,  05/15/06                        1,100,000     1,205,509
   7.00%,  07/15/06                        1,480,000     1,632,532
   7.25%,  08/15/04                        1,250,000     1,352,666
   7.50%,  05/15/02                        1,100,000     1,137,645
   7.50%,  02/15/05                        1,000,000     1,100,590
   7.88%,  11/15/04                      $ 1,000,000  $  1,107,188
------------------------------------------------------------------
                                                        56,763,363
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS
(Cost: $54,905,079)                                     56,763,363
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.63%
------------------------------------------------------------------
Dreyfus Money Market Fund++                1,135,037     1,135,037
Federal National Mortgage
  Association Discount Note
  5.39%, 03/20/01++                          231,061       231,061
Goldman Sachs Financial Square
  Prime Obligation Fund++                    565,169       565,169
Providian Temp Cash Money Market
  Fund++                                   1,135,037     1,135,037
U.S. Treasury Bill
  5.11%,**  04/12/01                       7,195,000     7,101,699
------------------------------------------------------------------

TOTAL SHORT TERM
INSTRUMENTS
(Cost: $10,168,003)                                     10,168,003
------------------------------------------------------------------

REPURCHASE AGREEMENT - 19.91%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated
  02/28/01, due 03/01/01, with a
  maturity value of $21,018,862 and
  an effective yield of 5.10%.            21,015,884    21,015,884
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $21,015,884)                                     21,015,884
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -
102.25%
(Cost $105,358,908)                                    107,941,327
------------------------------------------------------------------

Other Assets, Less Liabilities - (2.25%)                (2,370,685)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $105,570,642
------------------------------------------------------------------
------------------------------------------------------------------
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See note 4.
*    Denotes all or part of security on loan. See note 4.
**   Yield to maturity.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 38.70%

U.S. COMMON STOCKS - 30.89%

ADVERTISING - 0.09%
-----------------------------------------------------------------
Interpublic Group of Companies Inc.            2,798  $   105,205
Omnicom Group Inc.                             1,585      143,744
-----------------------------------------------------------------
                                                          248,949
-----------------------------------------------------------------

AEROSPACE / DEFENSE - 0.33%
-----------------------------------------------------------------
Boeing Co.                                     7,200      447,840
Goodrich (B.F.) Co.                            1,675       67,737
Northrop Grumman Corp.                         1,129      106,070
United Technologies Corp.                      3,800      296,058
-----------------------------------------------------------------
                                                          917,705
-----------------------------------------------------------------

AGRICULTURE - 0.02%
-----------------------------------------------------------------
Maui Land & Pineapple Co.+                     2,200       50,380
-----------------------------------------------------------------
                                                           50,380
-----------------------------------------------------------------

AIRLINES - 0.09%
-----------------------------------------------------------------
AMR Corp.+                                     2,287       76,043
Northwest Airlines Corp. "A"+                  3,516       77,352
US Airways Group Inc.+                         2,118       87,473
-----------------------------------------------------------------
                                                          240,868
-----------------------------------------------------------------

APPAREL - 0.10%
-----------------------------------------------------------------
Garan Inc.                                     1,900       48,431
Haggar Corp.                                   2,800       35,000
Liz Claiborne Inc.*                            2,865      139,525
VF Corp.                                       1,856       66,983
-----------------------------------------------------------------
                                                          289,939
-----------------------------------------------------------------

AUTO MANUFACTURERS - 0.26%
-----------------------------------------------------------------
Ford Motor Company+                           13,700      380,997
General Motors Corp. "A"                       3,900      207,948
Navistar International Corp.+                  2,486       62,200
PACCAR Inc.                                    1,272       58,989
-----------------------------------------------------------------
                                                          710,134
-----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.07%
-----------------------------------------------------------------
Dana Corp.                                     1,991       33,708
Goodyear Tire & Rubber Co.                     1,625       41,437
TRW Inc.                                       1,915       74,762
Visteon Corp.                                  2,251       32,414
-----------------------------------------------------------------
                                                          182,321
-----------------------------------------------------------------
BANKS - 2.20%
-----------------------------------------------------------------
AmSouth Bancorp                                4,339       75,585
Area Bancshares Corp.                          2,750       44,000
Bancorp South Inc.                             2,962       40,431
Bank of America Corp.                         11,526  $   575,724
Bank of New York Co. Inc.                      5,739      297,165
Bank One Corp.                                 8,753      308,718
Bankunited Financial Corp. "A"+                4,400       43,450
Banner Corporation                             3,020       49,830
BB&T Corp.                                     4,406      159,189
Centennial Bancorp+                            4,510       31,711
CFS Bancorp Inc.                               4,400       48,400
Charter One Financial Inc.                     3,154       90,078
Cohoes Bancorp Inc.                            3,200       61,800
Comerica Inc.                                  1,972      125,518
Community Trust Bancorp Inc.                   2,800       44,800
Dime Community Bancshares                      2,100       55,650
F&M National Corp.                             1,280       49,514
Fifth Third Bancorp                            4,093      220,255
First Republic Bank+                           1,200       41,412
First Sentinel Bancorp Inc.                    4,500       49,500
FirstFed Financial Corp.+                      2,700       79,110
Flagstar Bancorp Inc.                          2,600       58,987
FleetBoston Financial Corp.                    7,188      296,505
Gold Bancorp Inc.*                             4,600       33,062
Golden West Financial Corp.                    1,870      102,569
Hamilton Bancorp Inc.+                         4,100       39,206
Huntington Bancshares Inc.                     2,810       41,974
JP Morgan Chase & Co.                         13,814      644,561
Mellon Financial Corp.                         4,306      199,411
NBT Bancorp Inc.                               2,800       46,550
Northern Trust Corp.                           2,120      150,785
Northwest Bancorp Inc.                         4,700       42,594
OceanFirst Financial Corp.                     2,600       55,737
Old Kent Financial Corp.                       1,970       78,288
Regions Financial Corp.                        3,237       97,110
Republic Bancorp Inc.                          4,320       53,460
Republic Bancorp Inc. "A"                      3,100       27,900
Republic Bancshares Inc.+                      3,000       40,500
Royal Bancshares of Pennsylvania "A"           3,990       55,860
SouthTrust Corp.                               2,412      102,058
State Street Corp.                             1,407      141,333
Sterling Financial Corp.(WA)                   2,200       38,775
Summit Bancorp                                 2,450      102,900
Synovus Financial Corp.                        4,050      112,671
U.S. Bancorp*                                  8,484      196,829
Union Planters Corp.                           2,142       81,525
United Community Financial Corp.               4,600       31,337
USB Holding Co. Inc.                           3,100       38,409
Wells Fargo & Company                         12,698      630,329
West Coast Bancorp                             3,670       37,617
-----------------------------------------------------------------
                                                        6,070,682
-----------------------------------------------------------------

BEVERAGES - 0.66%
-----------------------------------------------------------------
Anheuser-Busch Companies Inc.                  5,900      257,830
Brown-Forman Corp. "B"                           918       58,293
Coca-Cola Co.                                 16,874      894,828
Coca-Cola Enterprises Inc.*                    4,245       96,361
National Beverage Corp.+                       4,900       43,855

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                     Shares        Value
-----------------------------------------------------------------

BEVERAGES (Continued)
-----------------------------------------------------------------
PepsiCo Inc.                                  10,232  $   471,491
-----------------------------------------------------------------
                                                        1,822,658
-----------------------------------------------------------------

BIOTECHNOLOGY - 0.31%
-----------------------------------------------------------------
Amgen Inc.+                                    7,376      531,533
Applera Corp. - Celera Genomics Group+           800       34,800
Biogen Inc.+                                   1,444      103,336
Cryolife Inc.+                                 2,100       57,750
Human Genome Sciences Inc.+                      900       49,444
Immunex Corp.+                                 1,968       64,083
Immunomedics Inc.+                             1,300       16,819
-----------------------------------------------------------------
                                                          857,765
-----------------------------------------------------------------

BUILDING MATERIALS - 0.06%
-----------------------------------------------------------------
American Standard Companies Inc.+              1,816      102,840
Vulcan Materials Co.                           1,506       63,749
-----------------------------------------------------------------
                                                          166,589
-----------------------------------------------------------------

CHEMICALS - 0.47%
-----------------------------------------------------------------
Air Products & Chemicals Inc.                  2,071       83,979
Dow Chemical Co.                               6,491      212,970
Du Pont (E.I.) de Nemours                      6,938      303,121
Eastman Chemical Co.                             871       44,813
Engelhard Corp.                                7,156      171,243
Hercules Inc.*                                 4,538       63,895
Praxair Inc.                                   1,421       63,377
Rohm & Haas Co. "A"                            2,003       73,610
Sherwin-Williams Co.                           2,604       65,360
Sigma-Aldrich Corp.                            4,758      206,973
-----------------------------------------------------------------
                                                        1,289,341
-----------------------------------------------------------------
COAL - 0.06%
-----------------------------------------------------------------
Massey Energy Co.                              7,764      152,485
-----------------------------------------------------------------
                                                          152,485
-----------------------------------------------------------------

COMMERCIAL SERVICES - 0.42%
-----------------------------------------------------------------
Block (H & R) Inc.                             1,388       68,428
CDI Corp.+                                     2,200       31,944
Cendant Corp.+                                 7,182       93,941
Convergys Corp.+                               2,200       93,192
CPI Corp.                                      1,400       29,750
Donnelley (R.R.) & Sons Co.                    7,655      226,971
Dun & Bradstreet Corp.+                        2,050       51,455
Ecolab Inc.*                                   1,476       61,918
Electro Rent Corp.+                            3,300       45,787
Equifax Inc.                                   2,300       69,713
Insurance Auto Auctions Inc.+                  2,100       28,087
McKesson HBOC Inc.                             3,192       92,823
Moody's Corp.                                  2,900       78,184
NationsRent Inc.+                              6,400        9,152
Paychex Inc.                                   3,633      145,093
Wackenhut Corrections Corp.+                   4,000       37,440
-----------------------------------------------------------------
                                                        1,163,878
-----------------------------------------------------------------

COMPUTERS - 2.15%
-----------------------------------------------------------------
Apple Computer Inc.+                           3,110       56,757
Ceridian Corp.+                                3,774       76,348
Cisco Systems Inc.+                           49,194    1,165,283
Compaq Computer Corp.                         13,367      270,013
Computer Sciences Corp.+                       1,537       91,774
Dell Computer Corp.+                          18,444      403,462
Echelon Corp.+*                                1,000       16,562
Electronic Data Systems Corp.                  3,775      240,958
EMC Corp.+                                    15,504      616,439
Gateway Inc.+                                  3,070       52,804
Hewlett-Packard Co.                           14,906      430,038
International Business Machines Corp.         12,054    1,204,195
Juniper Networks Inc.+*                        1,300       83,931
Lexmark International Group Inc. "A"+          1,234       64,168
McDATA Corporation "A"+                          474        8,473
NCR Corp.+                                     2,588      113,872
Network Appliance Inc.+                        2,816       83,776
NYFIX Inc.+                                    1,900       47,025
Palm Inc.+                                     4,796       83,331
Printronix Inc.+                               2,100       14,700
Procom Technology Inc.+*                       1,300       17,387
Sonic Foundry Inc.+                            3,000        6,000
Sun Microsystems Inc.+                        22,680      450,765
Timberline Software Corp.                      4,800       15,600
Turnstone Systems Inc.+                        1,000        6,437
Unisys Corp.+                                  3,612       59,165
VeriSign Inc.+*                                  900       43,172
Veritas Software Corp.+                        3,128      203,125
-----------------------------------------------------------------
                                                        5,925,560
-----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.55%
-----------------------------------------------------------------
Avon Products Inc.                             2,219       94,219
Colgate-Palmolive Co.                          4,096      241,869
Gillette Co.                                   7,332      238,363
International Flavors & Fragrances Inc.        2,703       54,628
Kimberly-Clark Corp.                           3,800      271,700
Procter & Gamble Co.                           8,534      601,647
Tristar Corp.+                                 5,000       23,750
-----------------------------------------------------------------
                                                        1,526,176
-----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.10%
-----------------------------------------------------------------
Costco Wholesale Corp.+                        3,922      163,743
Genuine Parts Co.                              2,069       55,780
Grainger (W.W.) Inc.                           1,354       47,404
-----------------------------------------------------------------
                                                          266,927
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 2.06%
-----------------------------------------------------------------
American Express Co.                           9,202      403,784

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-----------------------------------------------------------------
Bear Stearns Companies Inc.                    1,377  $    71,852
Capital One Financial Corp.                    1,985      109,671
Charter Municipal Mortgage Acceptance
  Corp.                                        4,300       63,554
Citigroup Inc.                                36,994    1,819,365
Countrywide Credit Industries Inc.             2,495      110,354
Fannie Mae                                     7,424      591,693
Franklin Resources Inc.                        2,560      106,854
Freddie Mac                                    5,300      349,005
Lehman Brothers Holdings Inc.                  2,320      159,268
MBNA Corp.                                     7,480      245,942
Merrill Lynch & Co. Inc.                       6,468      387,433
MicroFinancial Inc.                            2,400       30,960
Morgan Stanley Dean Witter & Co.               8,492      553,084
Providian Financial Corp.*                     2,514      125,725
Schwab (Charles) Corp.                        10,755      224,779
Seacoast Financial Services Corp.              5,200       78,000
Stilwell Financial Inc.                        2,822       90,022
T Rowe Price Group Inc.                        1,824       65,094
USA Education Inc.                             1,585      114,960
-----------------------------------------------------------------
                                                        5,701,399
-----------------------------------------------------------------
ELECTRIC - 0.79%
-----------------------------------------------------------------
AES Corp.+                                     4,350      234,769
Ameren Corp.                                   1,952       82,316
Cinergy Corp.                                  2,467       80,498
CMS Energy Corp.*                              7,100      209,805
Constellation Energy Group Inc.                2,019       86,211
DTE Energy Co.*                                1,570       57,007
Entergy Corp.                                  2,631      102,162
FirstEnergy Corp.                              3,215       90,567
GPU Inc.                                       2,218       68,736
Niagara Mohawk Holdings Inc.+                  8,022      137,818
NiSource Inc.                                  3,315       94,908
Pinnacle West Capital Corp.                    6,180      287,061
PP&L Resources Inc.                            2,380      108,742
Progress Energy Inc.                           2,663      115,201
Reliant Energy Inc.                            3,593      150,942
Xcel Energy Inc.                               9,823      277,009
-----------------------------------------------------------------
                                                        2,183,752
-----------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.04%
-----------------------------------------------------------------
American Power Conversion Corp.+               3,024       36,855
Energizer Holdings Inc.+                           1           25
Molex Inc.*                                    1,992       72,335
-----------------------------------------------------------------
                                                          109,215
-----------------------------------------------------------------

ELECTRONICS - 0.41%
-----------------------------------------------------------------
Agilent Technologies Inc.+                     3,713      133,668
Applera Corp. - Applied Biosystems Group       1,924      132,948
Johnson Controls Inc.*                         1,165       77,449
Millipore Corp.                                1,821       95,602
OYO Geospace Corp.+                            1,000       22,562
Parker Hannifin Corp.                          1,437       61,834
PerkinElmer Inc.                               1,293       94,673
Sanmina Corp.+*                                3,060       91,226
Solectron Corp.+                               5,546      151,128
Tektronix Inc.+                                2,672       65,972
Thermo Electron Corp.+                         4,772      133,139
Waters Corp.+                                  1,008       66,387
-----------------------------------------------------------------
                                                        1,126,588
-----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.09%
-----------------------------------------------------------------
Fluor Corp.+                                   6,564      250,220
Washington Group Warrants
  (Expires 03/11/03)+                             17           44
-----------------------------------------------------------------
                                                          250,264
-----------------------------------------------------------------

ENTERTAINMENT - 0.02%
-----------------------------------------------------------------
Churchill Downs Inc.                           1,300       35,587
Steinway Musical Instruments Inc.+             1,800       30,600
-----------------------------------------------------------------
                                                           66,187
-----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.02%
-----------------------------------------------------------------
Allied Waste Industries Inc.+                  3,500       56,525
-----------------------------------------------------------------
                                                           56,525
-----------------------------------------------------------------

FOOD - 0.44%
-----------------------------------------------------------------
Archer-Daniels-Midland Co.                     6,994      105,260
Hershey Foods Corp.                            1,650      105,748
Horizon Organic Holding Corp.+                 3,200       16,000
J & J Snack Foods Corp.+                       1,900       30,637
M&F Worldwide Corp.+                           4,500       19,575
Nash Finch Co.                                 3,600       57,600
Quaker Oats Co.                                1,463      142,672
Ralston Purina Group                           3,188       99,402
Safeway Inc.+                                  4,300      233,533
Sanderson Farms Inc.                           4,500       44,719
SUPERVALU Inc.                                 5,954       83,535
Winn-Dixie Stores Inc.                         6,349      162,153
Wrigley (William Jr.) Co.                      1,279      119,100
-----------------------------------------------------------------
                                                        1,219,934
-----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.15%
-----------------------------------------------------------------
Georgia-Pacific Corp.                          2,151       64,551
Mead Corp.                                     1,435       39,305
Temple-Inland Inc.                             3,245      154,430
Westvaco Corp.                                 3,412       89,429
Willamette Industries Inc.                     1,270       59,030
-----------------------------------------------------------------
                                                          406,745
-----------------------------------------------------------------

GAS - 0.06%
-----------------------------------------------------------------
EnergySouth Inc.                               2,800       58,800

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

GAS (Continued)
-----------------------------------------------------------------
Sempra Energy                                  3,443  $    76,951
Southwestern Energy Company                    3,800       39,520
-----------------------------------------------------------------
                                                          175,271
-----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.10%
-----------------------------------------------------------------
Black & Decker Corp.                           1,316       54,627
Stanley Works (The)                            6,031      209,879
-----------------------------------------------------------------
                                                          264,506
-----------------------------------------------------------------

HEALTH CARE - 0.93%
-----------------------------------------------------------------
Aetna Inc.+                                    2,035       75,763
America Service Group Inc.+                    1,600       39,700
Bausch & Lomb Inc.*                            1,351       72,576
Becton Dickinson & Co.                         2,824      101,608
Biomet Inc.                                    2,364       91,753
Boston Scientific Corp.+                       4,371       72,078
Fusion Medical Technologies Inc.+              4,800       22,200
Gentiva Health Services Inc.+                      1           19
Guidant Corp.+                                 2,728      139,046
Healthsouth Corp.+                             5,810       92,495
Johnson & Johnson                              9,513      925,900
Medtronic Inc.                                 9,028      462,053
Oxford Health Plans Inc.+                      2,780       91,914
Quorum Health Group Inc.+                      4,100       68,419
SpectRx Inc.+                                  2,800       22,050
St. Jude Medical Inc.+                         2,061      115,663
Triad Hospitals Inc.+                          1,500       49,031
United Wisconsin Services                      5,800       36,540
Wellpoint Health Networks Inc.+                1,040      102,804
-----------------------------------------------------------------
                                                        2,581,612
-----------------------------------------------------------------
HOME FURNISHINGS - 0.06%
-----------------------------------------------------------------
Leggett & Platt Inc.                           3,590       69,431
Maytag Corp.                                   1,724       57,754
Whirlpool Corp.                                  950       50,226
-----------------------------------------------------------------
                                                          177,411
-----------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARES - 0.10%
-----------------------------------------------------------------
Avery Dennison Corp.                           1,056       55,968
Clorox Co.                                     1,990       71,560
Enesco Group Inc.                              3,900       20,670
Fortune Brands Inc.                            1,491       50,366
Newell Rubbermaid Inc.                         2,717       71,484
-----------------------------------------------------------------
                                                          270,048
-----------------------------------------------------------------

INSURANCE - 1.10%
-----------------------------------------------------------------
American International Group Inc.             16,230    1,327,614
American Medical Security Group Inc.+          4,400       28,600
AON Corp.                                      2,843       97,412
Cincinnati Financial Corp.                     2,578       94,903
Fidelity National Financial Inc.               1,600       49,536
Jefferson-Pilot Corp.                          1,718      115,982
Lincoln National Corp.                         2,462      108,008
Loews Corp.                                    1,233      133,990
Markel Corp.+                                    300       53,925
Marsh & McLennan Companies Inc.                2,167      231,869
MBIA Inc.                                      1,394      105,916
MGIC Investment Corp.                          1,434       83,100
MIIX Group Inc. (The)                          3,100       23,095
Penn Treaty American Corp.+                    2,600       48,568
PICO Holdings Inc.+                            2,400       31,050
Professionals Group Inc.+                      1,900       45,719
Progressive Corporation                          925       91,575
SAFECO Corp.*                                  2,100       45,675
St. Paul Companies Inc.                        2,850      131,927
Torchmark Corp.                                2,832       98,497
UNUMProvident Corp.                            3,354       87,774
-----------------------------------------------------------------
                                                        3,034,735
-----------------------------------------------------------------

IRON / STEEL - 0.06%
-----------------------------------------------------------------
Allegheny Technologies Inc.                    7,529      133,414
Nucor Corp.                                      899       39,736
-----------------------------------------------------------------
                                                          173,150
-----------------------------------------------------------------

LEISURE TIME - 0.07%
-----------------------------------------------------------------
Harley-Davidson Inc.                           3,000      130,050
Sabre Holdings Corp.+                          1,777       76,624
-----------------------------------------------------------------
                                                          206,674
-----------------------------------------------------------------

LODGING - 0.03%
-----------------------------------------------------------------
Hilton Hotels Corp.                            7,300       78,183
-----------------------------------------------------------------
                                                           78,183
-----------------------------------------------------------------

MACHINERY - 0.06%
-----------------------------------------------------------------
Dover Corp.                                    2,213       84,891
Rockwell International Corp.                   1,600       73,536
-----------------------------------------------------------------
                                                          158,427
-----------------------------------------------------------------

MANUFACTURERS - 1.82%
-----------------------------------------------------------------
Cooper Industries Inc.                         1,274       54,782
Danaher Corp.                                  1,567       99,410
Eaton Corp.*                                     839       59,695
General Electric Co.                          66,406    3,087,879
Honeywell International Inc.                   6,200      289,602
ITT Industries Inc.                            4,441      180,083
Minnesota Mining & Manufacturing Co.           3,000      338,250
Pall Corp.                                     8,242      188,495
Tyco International Ltd.                       13,404      732,529
-----------------------------------------------------------------
                                                        5,030,725
-----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

MEDIA - 1.34%
-----------------------------------------------------------------
AOL Time Warner Inc.+                         29,766  $ 1,310,597
Cablevision Systems Corp.+*                      780       60,528
Chris-Craft Industries Inc.+                       1           71
Clear Channel Communications Inc.+             4,801      274,377
Comcast Corp. "A"+                             7,498      324,757
Dow Jones & Co. Inc.                           1,258       77,493
Gray Communications Systems Inc.               2,400       43,320
Harcourt General Inc.                          3,057      171,314
Knight Ridder Inc.*                            1,402       83,769
New York Times Co. "A"                         2,223       98,257
Tribune Co.                                    3,068      124,561
Viacom Inc. "B"+                              13,052      648,684
Walt Disney Co. (The)                         15,661      484,708
-----------------------------------------------------------------
                                                        3,702,436
-----------------------------------------------------------------

MINING - 0.12%
-----------------------------------------------------------------
Alcoa Inc.                                     6,700      239,592
Newmont Mining Corp.                           2,511       42,310
Phelps Dodge Corp.                               794       36,524
-----------------------------------------------------------------
                                                          318,426
-----------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.04%
-----------------------------------------------------------------
Pitney Bowes Inc.                              2,321       79,030
Xerox Corp.                                    6,142       37,098
-----------------------------------------------------------------
                                                          116,128
-----------------------------------------------------------------
OIL & GAS PRODUCERS - 1.50%
-----------------------------------------------------------------
Amerada Hess Corp.                             1,505      108,360
Anadarko Petroleum Corp.                       2,476      154,750
Apache Corp.                                   1,618       94,977
Burlington Resources Inc.                      2,391      107,452
Chevron Corp.                                  4,660      399,176
Conoco Inc.                                    6,270      180,576
Devon Energy Corp.                             1,884      107,388
Exxon Mobil Corp.                             24,971    2,023,900
Kerr-McGee Corp.*                              1,108       71,621
Marine Drilling Co. Inc.+                      2,000       58,300
Occidental Petroleum Corp.                     3,805       91,282
Penn Virginia Corp.                            1,600       51,216
Rowan Companies Inc.+*                         2,300       65,665
Texaco Inc.                                    4,361      279,540
Transocean Sedco Forex Inc.                    3,245      156,182
Unocal Corp.                                   2,746       96,824
USX-Marathon Group Inc.                        3,750      103,575
-----------------------------------------------------------------
                                                        4,150,784
-----------------------------------------------------------------

OIL & GAS SERVICES - 0.24%
-----------------------------------------------------------------
Baker Hughes Inc.                              3,790      148,568
Halliburton Co.*                               4,255      169,434
OSCA Inc.+                                     2,500       51,250
Schlumberger Ltd.                              4,735      301,856
-----------------------------------------------------------------
                                                          671,108
-----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.05%
-----------------------------------------------------------------
Crown Cork & Seal Co. Inc.                     9,414  $    53,283
Owens-Illinois Inc.+                           6,618       51,951
Sealed Air Corp.+*                             1,105       43,261
-----------------------------------------------------------------
                                                          148,495
-----------------------------------------------------------------

PHARMACEUTICALS - 2.78%
-----------------------------------------------------------------
Abbott Laboratories                           11,334      555,255
Allergan Inc.                                  1,468      127,643
ALZA Corp.+                                    2,708      107,101
American Home Products Corp.                   9,373      578,970
Amylin Pharmaceuticals Inc.+                   2,800       26,250
ATSI Communications Inc.+                      1,100       37,400
Bristol-Myers Squibb Co.                      13,558      859,713
Cardinal Health Inc.                           2,562      260,043
Cell Therapeutics Inc.+*                       1,100       26,194
KV Pharmaceuticals Co.+                        1,300       32,110
Lilly (Eli) and Company                        7,921      629,403
Matrix Pharmaceutical Inc.+*                   2,900       33,169
Medarex Inc.+                                  1,100       28,119
MedImmune Inc.+                                2,084       91,045
Merck & Co. Inc.                              15,812    1,268,122
Penwest Pharmaceuticals Co.+                   2,900       35,344
Pfizer Inc.                                   43,277    1,947,465
Pharmacia Corporation                          9,341      482,930
Schering-Plough Corp.                         10,698      430,594
Sepracor Inc.+*                                  704       36,564
Watson Pharmaceuticals Inc.+                   1,580       87,690
-----------------------------------------------------------------
                                                        7,681,124
-----------------------------------------------------------------

PIPELINES - 0.33%
-----------------------------------------------------------------
El Paso Corp.*                                 4,486      315,366
Enron Corp.                                    5,906      404,561
Williams Companies Inc.                        4,268      177,976
-----------------------------------------------------------------
                                                          897,903
-----------------------------------------------------------------

REAL ESTATE - 0.01%
-----------------------------------------------------------------
CB Richard Ellis Services Inc.+                1,900       29,431
-----------------------------------------------------------------
                                                           29,431
-----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.32%
-----------------------------------------------------------------
Alamosa Holdings Inc.                          2,100       79,737
Ameresco Capital Trust                         3,800       38,712
American Industrial Properties                 4,400       54,736
Capstead Mortgage Corp.                        3,500       44,835
Corrections Corporation of America +          14,000       13,720
Crown American Realty Trust                   14,000       95,200
First Washington Realty Trust                  3,100       80,383
Koger Equity Inc.                              4,300       66,306
Konover Property Trust Inc.                   10,300       47,277
Mid-America Apartment Communities Inc.         3,300       71,940
Parkway Properties Inc.                        2,400       69,840

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (Continued)
-----------------------------------------------------------------
Senior Housing Properties Trust                    1  $         6
Thornbury Mortgage Inc.                        4,000       45,200
Washington Real Estate Investment Trust        4,500       99,000
Winston Hotels Inc.                            8,800       73,480
-----------------------------------------------------------------
                                                          880,372
-----------------------------------------------------------------

RETAIL - 1.90%
-----------------------------------------------------------------
Amazon.com Inc.+*                              1,856       18,908
AutoZone Inc.+                                 1,841       46,504
Bed Bath & Beyond Inc.+                        3,240       79,785
Best Buy Co. Inc.+                             2,100       86,016
Cato Corp. "A"                                 2,100       38,194
Charming Shoppes Inc.+                         5,700       36,337
Circuit City Stores Inc.                       2,408       36,529
Darden Restaurants Inc.                        6,484      140,897
Deb Shops Inc.                                 1,900       32,062
Discount Auto Parts Inc.+                      2,100       15,225
Dollar General Corp.                           3,782       70,345
Federated Department Stores Inc.+              1,953       94,428
Finlay Enterprises Inc.+                       2,100       27,300
Footstar Inc.+                                   800       35,224
Fred's Inc.                                    1,500       32,531
Gap Inc.                                       6,428      175,099
Golden State Bancorp Inc.+                       500          656
Guitar Center Inc.+                            2,200       34,512
Home Depot Inc.                               16,138      685,865
HomeBase Inc.+                                 7,500       18,225
Kmart Corp.+                                   5,832       54,529
Kohls Corp.+                                   2,910      191,798
McDonald's Corp.                               9,600      282,240
Neiman-Marcus Group Inc. "A"+                  1,000       36,400
Nordstrom Inc.                                 1,990       36,715
Office Depot Inc.+                             4,895       45,034
Penney (J.C.) Company Inc.                     2,863       46,323
RadioShack Corp.                               1,860       79,608
Staples Inc.+*                                 4,797       71,355
Starbucks Corp.+                               2,136      101,727
Target Corp.                                   7,256      282,984
Tiffany & Co.                                  1,960       60,976
TJX Companies Inc.                             3,076       94,064
Toys R Us Inc.+                                2,761       67,921
Tricon Global Restaurants Inc.+                1,750       67,375
Walgreen Co.                                   7,698      341,175
Wal-Mart Stores Inc.                          30,226    1,514,020
Wendy's International Inc.                     6,715      166,196
-----------------------------------------------------------------
                                                        5,245,082
-----------------------------------------------------------------

SEMICONDUCTORS - 1.15%
-----------------------------------------------------------------
Advanced Micro Devices Inc.+                   3,052       65,618
Altera Corp.+                                  3,348       77,422
Analog Devices Inc.+                           2,856      106,529
Applied Materials Inc.+                        6,060      256,035
Applied Micro Circuits Corp.+                  2,800       74,900
Broadcom Corp. "A"+*                           1,900       93,575
Conexant Systems Inc.+                         2,249       27,550
Intel Corp.                                   45,084    1,287,712
KLA-Tencor Corp.+                              1,742       62,277
Linear Technology Corp.                        2,542      100,727
LSI Logic Corp.+                               2,758       44,431
Maxim Integrated Products Inc.+*               2,340      107,933
Micron Technology Inc.+                        4,584      156,864
National Semiconductor Corp.+                  1,922       39,247
Novellus Systems Inc.+*                        1,520       58,710
Rambus Inc.+                                     800       30,500
Teradyne Inc.+                                 1,716       53,591
Texas Instruments Inc.                        12,668      374,339
Vitesse Semiconductor Corp.+                   1,684       66,413
Xilinx Inc.+                                   2,698      104,885
-----------------------------------------------------------------
                                                        3,189,258
-----------------------------------------------------------------

SOFTWARE - 1.62%
-----------------------------------------------------------------
Adobe Systems Inc.                             2,572       74,749
Akamai Technologies Inc.+*                       500        8,469
AremisSoft Corp.+                              2,400       59,400
Ariba Inc.+*                                   1,400       23,100
Automatic Data Processing Inc.                 5,026      296,534
BMC Software Inc.+                             2,615       78,777
BroadVision Inc.+                              3,900       28,275
Citrix Systems Inc.+                           2,084       54,184
Computer Associates International Inc.         4,822      150,398
Compuware Corp.+                               5,120       52,800
Exodus Communications Inc.+*                   2,300       33,638
First Data Corp.                               3,375      208,440
i2 Technologies Inc.+                          1,704       45,795
IMS Health Inc.                                3,224       86,726
Inktomi Corp.+                                 1,100       12,444
Micromuse Inc.+                                  800       32,850
Microsoft Corp.+                              36,354    2,144,886
Novell Inc.+                                   4,646       27,586
Oracle Corp.+                                 39,228      745,332
Rational Software Corp.+                       1,784       62,329
Siebel Systems Inc.+                           3,624      138,618
Yahoo! Inc.+                                   4,318      102,822
-----------------------------------------------------------------
                                                        4,468,152
-----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.59%
-----------------------------------------------------------------
ADC Telecommunications Inc.+                   7,344       81,702
Avaya Inc.+                                    3,544       49,616
Ciena Corp.+*                                  1,256       84,388
Comverse Technology Inc.+                      1,460      109,409
JDS Uniphase Corp.+                           10,020      268,035
Lucent Technologies Inc.                      24,630      285,462
Motorola Inc.                                 16,201      245,769
QUALCOMM Inc.+                                 5,166      283,161
Scientific-Atlanta Inc.                        1,638       76,822
Sycamore Networks Inc.+                          800       14,500

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT (Continued)
-----------------------------------------------------------------
Tellabs Inc.+                                  3,302  $   143,843
-----------------------------------------------------------------
                                                        1,642,707
-----------------------------------------------------------------

TELECOMMUNICATIONS - 0.81%
-----------------------------------------------------------------
Applied Signal Technology Inc.                 3,900       19,744
Corning Inc.                                   7,004      189,808
Global Crossing Ltd.+                          7,486      121,498
Lightpath Technologies Inc. "A"+               1,100       17,256
MRV Communications Inc.+*                      1,200       14,775
Nextel Communications Inc. "A"+                6,110      147,022
Numerex Corp. "A"+                             3,200       23,400
Qwest Communications
  International Inc.+                         12,837      474,584
Sprint Corp. (PCS Group)+*                     7,482      188,397
Verizon Communications Inc.                   19,672      973,764
Voicestream Wireless Corp.+                      789       74,955
-----------------------------------------------------------------
                                                        2,245,203
-----------------------------------------------------------------

TELEPHONE - 1.14%
-----------------------------------------------------------------
Alltel Corp.                                   2,632      141,338
AT&T Corp.                                    27,176      625,048
BellSouth Corp.                               13,859      581,524
CenturyTel Inc.                                2,230       64,269
SBC Communications Inc.                       25,041    1,194,456
Sprint Corp. (FON Group)                       6,826      152,629
WorldCom Inc.+                                21,770      361,926
XO Communications Inc. "A"+                    2,100       31,238
-----------------------------------------------------------------
                                                        3,152,428
-----------------------------------------------------------------

TEXTILES - 0.03%
-----------------------------------------------------------------
G&K Services Inc. "A"                          1,900       39,544
UniFirst Corp.                                 3,400       43,928
-----------------------------------------------------------------
                                                           83,472
-----------------------------------------------------------------

TOBACCO - 0.35%
-----------------------------------------------------------------
Philip Morris Companies Inc.                  16,300      785,334
UST Inc.                                       6,648      191,728
-----------------------------------------------------------------
                                                          977,062
-----------------------------------------------------------------
TOYS / GAMES / HOBBIES - 0.06%
-----------------------------------------------------------------
Hasbro Inc.                                    6,975       85,653
Mattel Inc.                                    4,611       78,203
-----------------------------------------------------------------
                                                          163,856
-----------------------------------------------------------------

TRANSPORTATION - 0.10%
-----------------------------------------------------------------
CSX Corp.*                                     3,313      110,787
Kansas City Southern Industries Inc.+          4,330       64,863
Norfolk Southern Corp.                         5,095       92,169
-----------------------------------------------------------------
                                                          267,819
-----------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-----------------------------------------------------------------
Interpool Inc.                                 2,600       45,110
-----------------------------------------------------------------
                                                           45,110
-----------------------------------------------------------------

WATER - 0.04%
-----------------------------------------------------------------
Middlesex Water Co.                            1,900       57,238
Southwest Water Co.                            4,000       52,000
-----------------------------------------------------------------
                                                          109,238
-----------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $78,822,081)                                    85,339,302
-----------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 7.81%

AUSTRALIA - 0.30%
-----------------------------------------------------------------
Coles Myer Ltd. ADR                            3,082       82,289
National Australia Bank*                       3,431      269,505
News Corporation Ltd.*                         2,640       96,492
Rio Tinto PLC ADR                              2,900      215,209
Westpac Banking Corp. ADR                      4,888      179,634
-----------------------------------------------------------------
                                                          843,129
-----------------------------------------------------------------

CANADA - 0.25%
-----------------------------------------------------------------
Alcan Aluminium Ltd.                           2,410       88,905
Barrick Gold Corp.                             4,888       79,186
Inco Ltd.+                                     5,549       99,272
Nortel Networks Corp.                         23,448      433,554
-----------------------------------------------------------------
                                                          700,917
-----------------------------------------------------------------

DENMARK - 0.35%
-----------------------------------------------------------------
Novo-Nordisk A/S ADR*                          7,941      790,130
Tele Denmark A/S ADR*                          9,976      161,611
-----------------------------------------------------------------
                                                          951,741
-----------------------------------------------------------------

FINLAND - 0.11%
-----------------------------------------------------------------
Nokia OYJ*                                    13,474      296,428
-----------------------------------------------------------------
                                                          296,428
-----------------------------------------------------------------

FRANCE - 1.07%
-----------------------------------------------------------------
Alcatel SA ADR*                               12,052      466,653
Aventis SA                                     7,205      581,876
AXA-UAP ADR*                                   6,748      420,400
France Telecom SA ADR                          1,900      114,950
LVMH Moet-Hennessy Louis Vuitton ADR          15,235      188,533
Total Fina SA*                                14,939    1,053,349
Total Fina SA Warrants
  (Expires 08/08/03)+                             81        2,256
Vivendi Universal SA ADR*                      2,120      133,984
-----------------------------------------------------------------
                                                        2,962,001
-----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------
GERMANY - 0.36%
-----------------------------------------------------------------
DaimlerChrysler AG*                           12,108  $   593,534
Deutsche Telekom AG ADR*                      11,388      279,803
SAP AG ADR*                                    3,450      133,481
-----------------------------------------------------------------
                                                        1,006,818
-----------------------------------------------------------------

IRELAND - 0.13%
-----------------------------------------------------------------
Allied Irish Banks PLC ADR                    16,196      354,854
-----------------------------------------------------------------
                                                          354,854
-----------------------------------------------------------------

ITALY - 0.30%
-----------------------------------------------------------------
Benetton Group SpA ADR*                        6,518      234,974
ENI-Ente Nazionale Idrocarburi SpA ADR*        2,180      143,335
Fiat SpA ADR                                   6,365      160,271
San Paolo-IMI SpA ADR*                         8,550      265,307
-----------------------------------------------------------------
                                                          803,887
-----------------------------------------------------------------

JAPAN - 1.68%
-----------------------------------------------------------------
Canon Inc. ADR                                 4,920      161,228
Fuji Photo Film Co. Ltd. ADR                   3,710      132,633
Hitachi Ltd. ADR                               2,244      196,911
Honda Motor Company Ltd. ADR                   2,505      197,895
Ito-Yokado Co. Ltd. ADR                        4,580      229,286
Japan Air Lines ADR+                          28,920      249,435
Kirin Brewery Co. Ltd. ADR                     2,992      286,484
Kubota Corp. ADR                               3,463      193,928
Kyocera Corp. ADR                              1,568      141,826
Makita Corp. ADR                               4,673       29,790
Matsushita Electric Industrial Co. ADR        11,530      215,265
Mitsubishi Corp. ADR                          10,825      147,491
Mitsui & Co. ADR                               1,465      169,940
NEC Corp. ADR                                  3,393      274,833
Nippon Telegraph & Telephone Corp. ADR         9,109      299,686
Nissan Motor Co. Ltd. ADR+                    15,806      201,527
Pioneer Corp. ADR*                             6,397      165,362
Ricoh Corp. Ltd. ADR                           1,949      169,563
Sony Corp. ADR                                 3,014      215,531
Tokio Marine and Fire Insurance Co. Ltd.
  ADR                                         10,070      526,158
Toyota Motor Corp. ADR                         6,551      455,950
-----------------------------------------------------------------
                                                        4,660,722
-----------------------------------------------------------------

NETHERLANDS - 1.03%
-----------------------------------------------------------------
Abn Amro Holding NV                           12,912      284,064
Aegon NV ADR                                   6,351      221,840
Akzo Nobel NV ADR                              3,730      179,973
Elsevier NV ADR                               11,741      328,748
ING Groep NV ADR                               2,567      178,150
Koninklijke (Royal) Philips
  Electonics NV                                6,758      220,581
Koninklijke Ahold NV ADR*                      8,758      285,598
Royal Dutch Petroleum Co. - NY Shares         15,288      891,749
Unilever NV - NY Shares                        4,600      257,140
-----------------------------------------------------------------
                                                        2,847,843
-----------------------------------------------------------------

NEW ZEALAND - 0.02%
-----------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.*             3,138       55,386
-----------------------------------------------------------------
                                                           55,386
-----------------------------------------------------------------

PORTUGAL - 0.03%
-----------------------------------------------------------------
Banco Comercial Portugues ADR                  3,580       94,154
-----------------------------------------------------------------
                                                           94,154
-----------------------------------------------------------------

SINGAPORE - 0.02%
-----------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd. ADR+*                                   1,570       45,923
-----------------------------------------------------------------
                                                           45,923
-----------------------------------------------------------------

SPAIN - 0.35%
-----------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR*       12,388      183,095
Banco Santander Central Hispano SA ADR*       35,878      372,055
Repsol SA                                      7,500      127,575
Telefonica SA ADR+                             5,286      268,265
-----------------------------------------------------------------
                                                          950,990
-----------------------------------------------------------------

SWEDEN - 0.10%
-----------------------------------------------------------------
Telefonaktiebolaget LM Ericsson               32,954      272,900
-----------------------------------------------------------------
                                                          272,900
-----------------------------------------------------------------

SWITZERLAND - 0.09%
-----------------------------------------------------------------
Adecco SA ADR                                  1,752      136,568
Sulzer Medica ADR*                             4,520      100,796
-----------------------------------------------------------------
                                                          237,364
-----------------------------------------------------------------

UNITED KINGDOM - 1.62%
-----------------------------------------------------------------
AstraZeneca PLC ADR*                           7,505      347,106
Barclays PLC ADR*                              2,580      317,856
BP Amoco PLC ADR                               6,910      342,736
British Sky Broadcasting PLC ADR+              1,885      158,340
British Telecom PLC ADR*                       4,333      367,222
Cadbury Schweppes PLC ADR                      8,634      230,960
Diageo PLC ADR                                12,125      490,820
GlaxoSmithKline PLC ADR+                      19,350    1,070,249
Hanson PLC ADR*                                7,386      240,045
Hong Kong & Shanghai Banking ADR*              2,240      148,960
Reuters Group PLC ADR                          2,143      197,692

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

                                            Shares or
Security                                  Face Amount        Value
------------------------------------------------------------------
UNITED KINGDOM (Continued)
------------------------------------------------------------------
Vodafone Group PLC ADR*                       21,220   $   579,518
------------------------------------------------------------------
                                                         4,491,504
------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $18,702,762)                                     21,576,561
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $97,524,843)                                    106,915,863
------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 46.46%

U.S. GOVERNMENT SECURITIES - 46.46%
------------------------------------------------------------------
U.S. Treasury Bonds
  6.13%,  08/15/29                        $   50,000        54,491
  6.75%,  08/15/26                           240,000       279,487
  7.13%,  02/15/23                           150,000       180,253
  7.63%,  02/15/07                           300,000       307,933
  8.88%,  08/15/17                           430,000       589,221
  9.13%,  05/15/09                           400,000       450,016
  9.38%,  02/15/06                           850,000     1,020,930
  10.63%, 11/15/09                           600,000       709,852
  10.75%, 02/15/03                           350,000       390,633
  10.75%, 05/15/03                         1,000,000     1,129,062
  10.75%, 08/15/05                         2,100,000     2,596,125
  11.13%, 08/15/03                           400,000       460,281
  11.25%, 02/15/15                           400,000       631,250
  11.63%, 11/15/02                           550,000       613,379
  11.63%, 11/15/04                           850,000     1,046,695
  11.75%, 02/15/10                           550,000       683,891
  11.88%, 11/15/03                         1,490,000     1,762,682
  12.00%, 05/15/05                           950,000     1,209,469
  12.38%, 05/15/04                         1,500,000     1,838,671
  13.75%, 08/15/04                           580,000       745,572
U.S. Treasury Notes
  4.25%,  11/15/03                         1,700,000     1,685,358
  4.75%,  01/31/03                         1,200,000     1,206,116
  4.75%,  02/15/04                         1,350,000     1,355,247
  4.75%,  11/15/08                         5,900,000     5,822,332
  5.13%,  12/31/02                         1,000,000     1,010,996
  5.25%,  08/15/03                         1,800,000     1,829,605
  5.25%,  05/15/04                         1,400,000     1,425,698
  5.38%,  06/30/03                         1,000,000     1,019,106
  5.50%,  01/31/03                         1,400,000     1,425,327
  5.50%,  02/28/03                         2,200,000     2,241,754
  5.50%,  03/31/03                           500,000       509,917
  5.50%,  05/31/03                         1,200,000     1,225,012
  5.50%,  02/15/08                         1,200,000     1,241,588
  5.50%,  05/15/09                         2,100,000     2,171,791
  5.63%,  11/30/02                         1,000,000     1,018,244
  5.63%,  12/31/02                         1,500,000     1,528,824
  5.63%,  02/15/06                         1,800,000     1,869,847
  5.63%,  05/15/08                         2,850,000     2,968,315
  5.75%,  10/31/02                         3,060,000     3,119,318
  5.75%,  11/30/02                         1,900,000     1,938,952
  5.75%,  04/30/03                           650,000       666,364
  5.75%,  08/15/03                         3,000,000     3,085,113
  5.75%,  11/15/05                         2,500,000     2,612,987
  5.75%,  08/15/10*                        2,000,000     2,108,540
  5.88%,  09/30/02                         2,200,000     2,244,453
  5.88%,  02/15/04                           450,000       465,501
  5.88%,  11/15/04                         3,300,000     3,432,376
  5.88%,  11/15/05*                        1,700,000     1,782,748
  6.00%,  07/31/02                         1,000,000     1,020,090
  6.00%,  09/30/02                         1,000,000     1,022,331
  6.00%,  08/15/04                         2,200,000     2,293,064
  6.00%,  08/15/09                         2,820,000     3,011,811
  6.13%,  08/31/02                         1,000,000     1,022,615
  6.13%,  08/15/07                         3,000,000     3,205,548
  6.25%,  06/30/02                           500,000       510,780
  6.25%,  07/31/02                           700,000       716,216
  6.25%,  08/31/02                         1,000,000     1,024,529
  6.25%,  02/15/03                         1,150,000     1,187,089
  6.25%,  02/15/07                         1,500,000     1,609,413
  6.38%,  04/30/02                         2,100,000     2,142,519
  6.38%,  06/30/02                         1,000,000     1,023,465
  6.38%,  08/15/02                         3,800,000     3,899,055
  6.50%,  03/31/02                         1,000,000     1,019,814
  6.50%,  05/31/02                         2,100,000     2,148,817
  6.50%,  05/15/05                         2,300,000     2,455,740
  6.50%,  08/15/05                         2,600,000     2,784,553
  6.50%,  10/15/06*                        3,450,000     3,733,549
  6.50%,  02/15/10                         1,360,000     1,502,622
  6.63%,  03/31/02                           450,000       459,658
  6.63%,  04/30/02                         1,000,000     1,023,377
  6.63%,  05/31/02                         1,730,000     1,772,971
  6.63%,  05/15/07                         1,610,000     1,760,756
  6.75%,  05/15/05                         3,000,000     3,229,614
  6.88%,  05/15/06                         2,700,000     2,958,976
  7.00%,  07/15/06                         3,500,000     3,860,717
  7.25%,  05/15/04                         2,100,000     2,261,389
  7.25%,  08/15/04                         1,400,000     1,514,986
  7.50%,  05/15/02                           950,000       982,512
  7.50%,  02/15/05                           650,000       715,384
  7.88%,  11/15/04                           700,000       775,032
------------------------------------------------------------------
                                                       128,360,314
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
(Cost: $123,831,208)                                   128,360,314
------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                  Face Amount        Value
------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 4.99%
------------------------------------------------------------------
Dreyfus Money Market Fund++              $ 5,100,784  $  5,100,784
Federal National Mortgage Association
  Discount Note
  5.39%, 03/20/01++                        1,038,371     1,038,371
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,539,831     2,539,831
Providian Temp Cash Money Market Fund++    5,100,784     5,100,784
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $13,779,770)                                     13,779,770
------------------------------------------------------------------

REPURCHASE AGREEMENT - 14.60%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 02/28/01,
  due 03/01/01, with a maturity value of
  $40,351,825 and an effective yield of
  5.10%.                                  40,346,109    40,346,109
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $40,346,109)                                     40,346,109
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 104.75%
(Cost $275,481,930)                                    289,402,056
------------------------------------------------------------------

Other Assets, Less Liabilities - (4.75%)               (13,133,858)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $276,268,198
==================================================================


+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*    Denotes all or part of security on loan. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments
February 28, 2001

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS - 62.09%

U.S. COMMON STOCKS - 49.50%

ADVERTISING - 0.13%
--------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                          6,140  $    231,810
Omnicom Group Inc.*                                          3,515       318,775
TMP Worldwide Inc.+                                          1,500        78,469
--------------------------------------------------------------------------------
                                                                         629,054
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.59%
--------------------------------------------------------------------------------
Boeing Co.                                                  17,398     1,082,156
General Dynamics Corp.                                       4,074       277,765
Goodrich (B.F.) Co.                                          2,204        89,130
Lockheed Martin Corp.                                        8,540       319,908
Northrop Grumman Corp.                                       1,363       128,054
Raytheon Co. "B"                                             6,885       228,651
United Technologies Corp.                                    9,098       708,825
--------------------------------------------------------------------------------
                                                                       2,834,489
--------------------------------------------------------------------------------

AIRLINES - 0.12%
--------------------------------------------------------------------------------
AMR Corp.+                                                   2,809        93,399
Delta Air Lines Inc.                                         3,226       135,879
Northwest Airlines Corp. "A"+                                1,252        27,544
Southwest Airlines Co.                                      14,439       268,565
UAL Corp.                                                      200         7,610
US Airways Group Inc.+                                       1,448        59,802
--------------------------------------------------------------------------------
                                                                         592,799
--------------------------------------------------------------------------------

APPAREL - 0.11%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.+                                    2,184        83,866
Liz Claiborne Inc.*                                          1,679        81,767
Nike Inc. "B"                                                5,344       208,683
VF Corp.                                                     3,749       135,301
--------------------------------------------------------------------------------
                                                                         509,617
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.37%
--------------------------------------------------------------------------------
Ford Motor Company+                                         36,200     1,006,722
General Motors Corp. "A"                                    10,737       572,497
Navistar International Corp.+                                1,847        46,212
PACCAR Inc.                                                  2,223       103,092
Standard Motor Products Inc.*                                4,000        39,600
--------------------------------------------------------------------------------
                                                                       1,768,123
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.12%
--------------------------------------------------------------------------------
Dana Corp.                                                   4,600        77,878
Delphi Automotive Systems Corp.                             11,635       163,239
Goodyear Tire & Rubber Co.                                   3,148        80,274
Lear Corp.+                                                  1,927        61,780
TRW Inc.                                                     2,725       106,384
Visteon Corp.                                                4,549        65,506
--------------------------------------------------------------------------------
                                                                         555,061
--------------------------------------------------------------------------------

BANKS - 3.46%
--------------------------------------------------------------------------------
ABC Bancorp                                                  4,100        46,637
AmSouth Bancorp                                              6,513       113,456
Associated Bancorp                                           1,974        68,720
Bank of America Corp.                                       31,094     1,553,145
Bank of New York Co. Inc.                                   13,390       693,334
Bank One Corp.                                              20,516       723,599
BB&T Corp.                                                   6,454       233,183
Bostonfed Bancorp Inc.                                       2,100        51,870
Bryn Mawr Bank Corp.                                         1,900        48,212
Capitol Bancorp Ltd.                                         3,100        40,300
Cascade Bancorp                                              2,400        34,800
Cavalry Bancorp Inc.*                                        3,200        37,600
CB Bancshares Inc.                                           1,000        34,437
Charter One Financial Inc.                                   3,209        91,649
City National Corp.                                            864        31,303
Civic Bancorp+                                               2,300        36,512
Colorado Business Bankshares                                 2,300        39,962
Columbia Bancorp                                             2,900        36,431
Comerica Inc.                                                2,657       169,118
Commerce Bancshares Inc.                                     1,283        50,759
Compass Bancshares Inc.                                      1,956        41,687
Connecticut Bankshares Inc.+                                 6,800       136,000
Dime Bancorp Inc.                                            1,191        35,611
Drovers Bancshares Corp.                                     2,300        59,656
Fifth Third Bancorp                                          8,322       447,828
First Federal Bancshares of Arkansas                         1,800        36,112
First M&F Corp.                                              1,800        34,200
First Oak Brook Bancshares "A"                               1,900        37,525
First Place Financial Corp.                                  2,687        31,404
First Security Financial Inc.                                2,700        42,187
First South Bancorp Inc.                                     1,900        46,550
First Tennessee National Corp.                               2,202        68,262
First Union Corp.                                           18,893       611,566
First Virginia Banks Inc.                                      852        39,022
FirstMerit Corp.                                             1,953        50,900
FirstSpartan Financial Corp.                                 1,100        39,669
FleetBoston Financial Corp.                                 16,276       671,385
GA Financial Inc.                                            2,100        30,576
German American Bancorp                                      2,310        29,452
Golden West Financial Corp.                                  2,051       112,497
Granite State Bankshares Inc.                                1,500        31,594
Greenpoint Financial Corp.                                     902        31,119
Heritage Commerce Corp.+                                       100           925
Heritage Financial Corp.                                     3,600        36,450
Hibernia Corp. "A"                                           3,005        43,572
Horizon Financial Corp.                                     42,700       469,700
Huntington Bancshares Inc.                                   5,868        87,653
Interchange Financial Services Corp.                         2,600        42,737
ITLA Capital Corp.+                                          2,200        42,659
JP Morgan Chase & Co.                                       36,058     1,682,466
KeyCorp                                                      5,974       155,324
M&T Bank Corp.*                                                880        60,280
Main Street Bancorp Inc.                                     3,500        32,156
Marshall & Ilsley Corp.                                      1,831        98,782
Massbank Corp.                                               1,100        34,925
Mellon Financial Corp.                                       8,412       389,560
Mercantile Bankshares Corp.                                  1,770        68,477

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                                    Shares         Value
--------------------------------------------------------------------------------

BANKS (Continued)
--------------------------------------------------------------------------------
Merchants Bancshares Inc.                                    1,400  $     38,500
National City Corp.                                          9,778       265,962
National Commerce Bancorp                                    3,763        96,192
North Fork Bancorp                                           2,454        61,350
Northern States Financial Corp.                              2,000        36,750
Northern Trust Corp.                                         3,872       275,396
Oak Hill Financial Inc.                                      1,800        25,875
Ohio Valley Bancorp                                          1,500        37,500
Old Kent Financial Corp.                                     2,332        92,674
Peoples Bancorp Inc.                                         2,000        34,000
PNC Financial Services Group*                                4,577       318,101
Prosperity Bancshares Inc.                                   2,100        46,725
Regions Financial Corp.                                      3,690       110,700
SouthTrust Corp.                                             2,837       120,041
Sovereign Bancorp Inc.                                       4,619        41,138
State Bancorp Inc.                                           2,900        42,775
State Street Corp.                                           2,927       294,017
Summit Bancorp                                               2,887       121,254
Summit Bancshares Inc.                                       1,700        32,937
Sun Bancorp Inc.                                             2,000        30,125
SunTrust Banks Inc.                                          4,959       325,955
Synovus Financial Corp.                                      4,906       136,485
TCF Financial Corp.                                          2,116        78,080
Trustmark Corp.                                              6,465       141,018
U.S. Bancorp*                                               34,708       805,216
Union Planters Corp.                                         2,368        90,126
United Security Bancorp+                                     3,630        39,930
Valley National Bancorp                                      6,830       191,445
VIB Corp.+                                                   5,047        43,530
Vista Bancorp Inc.                                           2,500        50,625
Wachovia Corp.                                               4,915       310,333
Washington Mutual Inc.                                       9,468       486,371
Wells Fargo & Company                                       31,748     1,575,971
Wilmington Trust Corp.                                         819        48,649
Yardville National Bancorp                                   2,500        35,000
Zions Bancorp                                                1,602        92,015
--------------------------------------------------------------------------------
                                                                      16,618,256
--------------------------------------------------------------------------------

BEVERAGES - 1.03%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                               16,456       719,127
Brown-Forman Corp. "B"                                       1,150        73,025
Coca-Cola Co.                                               48,342     2,563,576
Coca-Cola Enterprises Inc.*                                  8,379       190,203
Coors (Adolf) Company "B"                                      663        44,388
PepsiAmericas Inc.                                           4,287        69,278
PepsiCo Inc.                                                28,109     1,295,263
--------------------------------------------------------------------------------
                                                                       4,954,860
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.60%
--------------------------------------------------------------------------------
Amgen Inc.+                                                 20,320     1,464,310
Applera Corp. - Celera Genomics Group+                       1,500        65,250
Biogen Inc.+                                                 3,072       219,840
Chiron Corp.+                                                3,825       179,058
CuraGen Corp.+*                                              1,200        33,375
Gene Logic Inc.+                                             1,700        34,106
Genentech Inc.+                                              2,400       126,000
Genzyme Corp. - General Division+                            1,331       117,045
Human Genome Sciences Inc.+                                  1,900       104,381
IDEC Pharmaceuticals Corp.+                                  2,700       152,212
Immunex Corp.+                                               4,256       138,586
Immunomedics Inc.+                                           1,400        18,112
Incyte Genomics Inc.+                                        1,800        30,262
Millennium Pharmaceuticals Inc.+                             3,300       111,375
Protein Design Labs Inc.+*                                     900        56,362
ViroLogic Inc.+                                              2,600         8,694
--------------------------------------------------------------------------------
                                                                       2,858,968
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.08%
--------------------------------------------------------------------------------
American Standard Companies Inc.+                            1,427        80,811
Masco Corp.                                                  8,878       207,479
Vulcan Materials Co.                                         2,128        90,078
--------------------------------------------------------------------------------
                                                                         378,368
--------------------------------------------------------------------------------

CHEMICALS - 0.72%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                4,490       182,069
Ashland Inc.                                                 2,685       104,205
Cabot Corp.                                                  1,916        65,700
Cabot Microelectronics Corp.+                                  637        38,578
Crompton Corp.                                               6,151        73,197
Dow Chemical Co.                                            17,208       564,594
Du Pont (E.I.) de Nemours                                   20,141       879,960
Eastman Chemical Co.                                         1,425        73,316
Engelhard Corp.                                              3,566        85,334
Great Lakes Chemical Corp.*                                  1,740        57,611
Hawkins Chemical Inc.                                        4,900        47,775
Hercules Inc.*                                               4,021        56,616
IMC Global Inc.                                              5,394        74,167
Landec Corp.+                                                  900         3,600
Lubrizol Corp.                                               4,217       136,083
Millennium Chemicals Inc.                                    5,339        95,568
PPG Industries Inc.                                          3,578       182,836
Praxair Inc.                                                 3,100       138,260
Rohm & Haas Co. "A"                                          4,405       161,884
Sherwin-Williams Co.                                         3,392        85,139
Sigma-Aldrich Corp.                                          3,434       149,379
Solutia Inc.                                                 3,301        44,299
Valspar Corp.                                                2,664        87,246
Vertex Pharmaceuticals Inc.+                                 1,300        64,675
--------------------------------------------------------------------------------
                                                                       3,452,091
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.49%
--------------------------------------------------------------------------------
ANC Rental Corp.+                                           14,611        44,746
Aurora Biosciences Corp.+                                      700        12,775
Block (H & R) Inc.                                           1,819        89,677
Caremark Rx Inc.+*                                           4,100        57,400
Cendant Corp.+                                              15,732       205,775
Concord EFS Inc.+                                            3,172       146,705
Convergys Corp.+                                             3,400       144,024
CorVel Corp.+                                                1,000        35,500
Deluxe Corp.                                                 3,631        88,415

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                  3,483  $    103,271
Dun & Bradstreet Corp.+                                      1,413        35,466
Ecolab Inc.*                                                 2,668       111,923
Equifax Inc.                                                 3,019        91,506
First Health Group Corp.+                                    1,406        60,019
Landauer Inc.                                                2,000        43,400
Manpower Inc.                                                2,316        78,813
McKesson HBOC Inc.                                           6,947       202,019
Modis Professional Services Inc.+                            4,954        30,368
Moody's Corp.                                                3,626        97,757
Paychex Inc.                                                 7,463       298,054
Plexus Corp.+                                                1,200        37,050
Quintiles Transnational Corp.+                               3,175        57,150
Robert Half International Inc.+                              4,206       101,196
Servicemaster Co.                                            6,445        69,155
Valassis Communications Inc.+                                1,439        43,501
Viad Corp.                                                   2,401        58,560
--------------------------------------------------------------------------------
                                                                       2,344,225
--------------------------------------------------------------------------------
COMPUTERS - 3.39%
--------------------------------------------------------------------------------
Apple Computer Inc.+                                         6,224       113,588
Brocade Communications System
  Inc.+                                                      2,200        85,387
CAIS Internet Inc.+                                          4,300         4,703
Ceridian Corp.+                                              3,132        63,360
Cisco Systems Inc.+                                        141,884     3,360,877
Commerce One Inc.+                                           2,600        45,337
Compaq Computer Corp.                                       33,037       667,347
Computer Sciences Corp.+                                     3,362       200,745
Data Race Inc.+                                                400           400
Dell Computer Corp.+                                        51,056     1,116,850
Diebold Inc.                                                 2,635        73,121
DST Systems Inc.+                                            1,578        96,258
Echelon Corp.+*                                              1,200        19,875
Electronic Data Systems Corp.                                9,126       582,513
EMC Corp.+                                                  42,920     1,706,499
Entrust Technologies Inc.+                                   1,600        12,850
Extreme Networks Inc.+                                       1,000        22,609
Gateway Inc.+                                                6,410       110,252
Hewlett-Packard Co.                                         38,250     1,103,512
International Business Machines Corp.                       34,440     3,440,556
Internet Security Systems Inc.+                                900        50,175
Intraware Inc.+*                                             1,700         3,506
iXL Enterprises Inc.+                                        3,000         3,750
Juniper Networks Inc.+*                                      4,100       264,706
Juno Online Services Inc.+*                                  3,700         5,434
Kana Communications Inc.+                                    1,800         5,512
Lexmark International Group Inc. "A"+                        2,630       136,760
McDATA Corporation "A"+                                      1,517        27,116
MyPoints.com Inc.+                                           1,500         1,641
NCR Corp.+                                                   3,284       144,496
Network Appliance Inc.+                                      6,330       188,317
Palm Inc.+                                                  11,246       195,399
Quantum DLT & Storage Group+                                 3,513        44,158
Redback Networks Inc.+                                       1,500        46,289
RSA Security Inc.+                                             864        41,040
SanDisk Corp.+                                                 900        19,462
Sapient Corp.+*                                              3,200        41,200
Sun Microsystems Inc.+                                      63,252     1,257,133
SunGard Data Systems Inc.+*                                  1,965       109,450
Synopsys Inc.+*                                              1,390        75,494
3Com Corp.+                                                  5,967        54,449
Unisys Corp.+                                                6,681       109,435
VeriSign Inc.+*                                              3,167       151,917
Veritas Software Corp.+                                      7,828       508,331
--------------------------------------------------------------------------------
                                                                      16,311,809
--------------------------------------------------------------------------------

COSMETICS/PERSONAL CARE - 0.87%
--------------------------------------------------------------------------------
Avon Products Inc.                                           4,721       200,454
Colgate-Palmolive Co.                                       11,148       658,289
Estee Lauder Companies Inc. "A"*                             1,102        42,581
Gillette Co.                                                20,628       670,616
International Flavors & Fragrances Inc.                      2,200        44,462
Kimberly-Clark Corp.                                        10,412       744,458
Procter & Gamble Co.                                        25,993     1,832,506
--------------------------------------------------------------------------------
                                                                       4,193,366
--------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE - 0.13%
--------------------------------------------------------------------------------
Aviation Sales Co.+*                                         1,100         4,950
Costco Wholesale Corp.+                                      8,846       369,320
Fastenal Co.+*                                                 901        54,060
Genuine Parts Co.                                            3,539        95,411
Grainger (W.W.) Inc.                                         2,242        78,492
Tech Data Corp.+                                             1,152        35,208
--------------------------------------------------------------------------------
                                                                         637,441
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.12%
--------------------------------------------------------------------------------
American Express Co.                                        25,821     1,133,025
Atalanta Sosnoff Capital Corp.                               3,200        34,880
Bear Stearns Companies Inc.                                  1,940       101,229
Capital One Financial Corp.                                  3,910       216,027
CIT Group Inc. (The)                                         5,200       120,120
Citigroup Inc.                                              97,429     4,791,558
Countrywide Credit Industries Inc.                           2,257        99,827
E*trade Group Inc.+*                                         3,600        32,436
Edwards (A.G.) Inc.                                          2,313        89,906
Fannie Mae                                                  19,381     1,544,666
Federated Investors Inc. "B"                                 2,700        72,900
Franklin Resources Inc.                                      4,643       193,799
Freddie Mac                                                 13,437       884,826
Goldman Sachs Group Inc. (The)                               4,400       403,700
Hoening Group Inc.+                                          3,300        35,062
Household International Inc.                                 9,003       521,454
Knight Trading Group Inc.+                                   2,300        37,375
Legg Mason Inc.                                              1,327        63,484
Lehman Brothers Holdings Inc.                                4,590       315,103
MBNA Corp.                                                  16,512       542,915
Merrill Lynch & Co. Inc.                                    15,376       921,022
Metris Companies Inc.                                        1,300        28,548
Morgan Stanley Dean Witter & Co.                            21,682     1,412,149
Pinnacle Global Group Inc.+                                  2,500        13,125

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                                    Shares         Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Providian Financial Corp.*                                   5,696  $    284,857
Schwab (Charles) Corp.                                      27,244       569,400
Stifel Financial Corp.                                       3,300        43,395
Stilwell Financial Inc.                                      4,644       148,144
Stockwalk.com Group Inc.+*                                   6,100        15,917
T Rowe Price Group Inc.                                      2,281        81,403
USA Education Inc.                                           3,200       232,096
World Acceptance Corp.+                                      5,300        30,475
--------------------------------------------------------------------------------
                                                                      15,014,823
--------------------------------------------------------------------------------

ELECTRIC - 1.29%
--------------------------------------------------------------------------------
AES Corp.+                                                   9,862       532,252
Ameren Corp.                                                 4,507       190,056
American Electric Power Inc.*                                7,791       370,384
Cinergy Corp.                                                3,196       104,285
CMS Energy Corp.*                                            2,402        70,979
Consolidated Edison Inc.                                     8,233       303,551
Constellation Energy Group Inc.                              3,133       133,779
Dominion Resources Inc.                                      4,533       297,184
DTE Energy Co.*                                              4,848       176,031
Duke Energy Corp.                                           14,192       578,324
Edison International                                         8,142       121,316
Entergy Corp.                                                4,505       174,929
Exelon Corp.                                                 6,429       420,264
FirstEnergy Corp.                                            4,950       139,441
FPL Group Inc.                                               3,479       226,309
GPU Inc.                                                     2,542        78,777
Niagara Mohawk Holdings Inc.+                                5,497        94,438
NiSource Inc.                                                4,137       118,442
NSTAR                                                        3,400       138,210
PG&E Corp.                                                   8,419       117,529
Pinnacle West Capital Corp.                                  1,939        90,067
Potomac Electric Power Co.                                   3,300        73,920
PP&L Resources Inc.                                          3,217       146,985
Progress Energy Inc.                                         4,309       186,407
Public Service Enterprise Group Inc.                         4,789       214,595
Reliant Energy Inc.                                          5,799       243,616
Southern Co.                                                12,725       393,839
TXU Corporation                                              5,348       220,552
Unitil Corp.                                                 2,400        60,600
Xcel Energy Inc.                                             6,960       196,272
--------------------------------------------------------------------------------
                                                                       6,213,333
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.16%
--------------------------------------------------------------------------------
American Power Conversion Corp.+                             4,770        58,134
Emerson Electric Co.                                         8,200       548,580
Evercel Inc.+                                                  100           894
Molex Inc.*                                                  4,084       148,300
Power-One Inc.+                                              1,900        33,725
--------------------------------------------------------------------------------
                                                                         789,633
--------------------------------------------------------------------------------

ELECTRONICS - 0.49%
--------------------------------------------------------------------------------
Agilent Technologies Inc.+                                   9,055       325,980
Andrea Electronics Corp.+                                      200           420
Applera Corp. - Applied Biosystems Group                     4,266       294,781
Arrow Electronics Inc.+*                                     2,190        60,006
Badger Meter Inc.                                            1,400        39,200
Jabil Circuit Inc.+                                          4,104        92,258
Johnson Controls Inc.                                        1,856       123,387
Millipore Corp.                                              1,308        68,670
Parker Hannifin Corp.                                        2,548       109,640
PerkinElmer Inc.                                             1,572       115,102
Sanmina Corp.+*                                              6,304       187,938
Sawtek Inc.+                                                 1,000        16,500
SCI Systems Inc.+                                            2,304        47,163
Solectron Corp.+                                            12,802       348,854
Symbol Technologies Inc.*                                    2,888       133,859
Sypris Solutions Inc.+                                       1,900        11,875
Tektronix Inc.+                                              2,508        61,923
Thermo Electron Corp.+                                       4,345       121,225
Vishay Intertechnology Inc.+                                 2,372        42,554
Waters Corp.+                                                2,404       158,327
--------------------------------------------------------------------------------
                                                                       2,359,662
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.+                                                 1,279        48,755
UNIFAB International Inc.+                                   3,800        30,400
Washington Group Warrants
  (Expires 03/11/03)+                                           27            70
--------------------------------------------------------------------------------
                                                                          79,225
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.03%
--------------------------------------------------------------------------------
Golden Books Family Entertainment
  Inc.+                                                          2             1
International Game Technology Inc.+                          2,713       146,502
--------------------------------------------------------------------------------
                                                                         146,503
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.08%
--------------------------------------------------------------------------------
Allied Waste Industries Inc.+                                4,492        72,546
EarthCare Co.+                                               2,300         5,031
Waste Management Inc.                                       12,230       310,275
--------------------------------------------------------------------------------
                                                                         387,852
--------------------------------------------------------------------------------

FOOD - 0.95%
--------------------------------------------------------------------------------
Albertson's Inc.                                             7,953       231,035
Archer-Daniels-Midland Co.                                  12,302       185,145
Campbell Soup Co.                                            9,547       285,742
ConAgra Foods Inc.                                           9,907       194,970
Flowers Industries Inc.                                      3,119        54,894
General Mills Inc.                                           5,260       235,911
Heinz (H.J.) Co.                                             6,610       281,454
Hershey Foods Corp.                                          2,528       162,020
Hormel Foods Corp.                                           3,780        81,270
IBP Inc.                                                     2,236        59,366
Kellogg Co.                                                  9,106       242,129
Kroger Co.+                                                 16,210       392,930
McCormick & Co. Inc.                                         2,651       104,184

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares         Value
------------------------------------------------------------------

FOOD (Continued)
------------------------------------------------------------------
Quaker Oats Co.                                2,310   $   225,271
Ralston Purina Group                           6,101       190,229
Safeway Inc.+                                  9,720       527,893
Sara Lee Corp.                                16,299       353,525
SUPERVALU Inc.                                 3,740        52,472
Sysco Corp.                                   13,150       358,469
Whole Foods Market Inc.+*                      1,201        51,793
Winn-Dixie Stores Inc.                         4,653       118,838
Wrigley (William Jr.) Co.                      2,134       198,718
------------------------------------------------------------------
                                                         4,588,258
------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.23%
------------------------------------------------------------------
Bowater Inc.                                   1,460        73,482
Georgia-Pacific (Timber Group)                 2,157        68,442
Georgia-Pacific Corp.                          4,612       138,406
International Paper Co.                        9,246       348,204
Mead Corp.                                     2,246        61,518
Temple-Inland Inc.                             1,016        48,351
Westvaco Corp.                                 2,128        55,775
Weyerhaeuser Co.                               4,099       220,280
Willamette Industries Inc.                     2,232       103,743
------------------------------------------------------------------
                                                         1,118,201
------------------------------------------------------------------

GAS - 0.03%
------------------------------------------------------------------
EnergySouth Inc.                               2,200        46,200
Sempra Energy                                  4,553       101,760
------------------------------------------------------------------
                                                           147,960
------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.05%
------------------------------------------------------------------
Black & Decker Corp.                           1,582        65,669
Jore Corporation+                              4,400        15,950
SPX Corp.+                                       555        53,835
Stanley Works (The)                            1,924        66,955
Starrett (LS) Co. "A"                          1,600        35,680
------------------------------------------------------------------
                                                           238,089
------------------------------------------------------------------

HEALTH CARE - 1.63%
------------------------------------------------------------------
Aetna Inc.+                                    1,918        71,407
American Retirement Corp.+*                    3,300        14,025
Apogent Technologies Inc.+                     1,841        36,967
Bard (C.R.) Inc.                               1,523        67,576
Bausch & Lomb Inc.*                            1,145        61,509
Baxter International Inc.                      5,630       518,467
Beckman Coulter Inc.                           3,090       124,990
Becton Dickinson & Co.                         5,092       183,210
Biomet Inc.                                    3,777       146,575
Boston Scientific Corp.+                       8,377       138,137
Cyber-Care Inc.+                               2,500         8,125
Endocardial Solutions Inc.+                      900         4,387
Enzon Inc.+                                    1,100        69,919
Guidant Corp.+                                 6,174       314,689
HCA - The Healthcare Company                  11,271       446,332
Health Management Associates Inc. "A"+         4,164        72,037
Health Net Inc.+                               3,302   $    72,545
Healthsouth Corp.+                             8,407       133,839
Healthtronics Inc.+                              100         1,012
Humana Inc.+                                   4,400        59,400
Johnson & Johnson                             27,105     2,638,130
LCA-Vision Inc.+                              13,600        37,400
Manor Care Inc.+                               2,700        65,853
Medtronic Inc.                                23,668     1,211,328
OrthAlliance Inc. "A"+                           500         1,297
Oxford Health Plans Inc.+                      1,565        51,743
Quest Diagnostics Inc.+                          751        79,155
SciQuest.com Inc.+                             3,200         6,000
St. Jude Medical Inc.+                         2,030       113,924
Stryker Corp.                                  3,974       223,140
Tenet Healthcare Corp.+                        6,603       304,596
UnitedHealth Group Inc.                        5,998       355,262
Universal Health Services Inc. "B"+              801        71,890
Wellpoint Health Networks Inc.+                1,461       144,420
------------------------------------------------------------------
                                                         7,849,286
------------------------------------------------------------------

HOLDING COMPANIES - DIVERSIFIED - 0.16%
------------------------------------------------------------------
Berkshire Hathaway Inc. "A"+                      11       773,300
------------------------------------------------------------------
                                                           773,300
------------------------------------------------------------------

HOME BUILDERS - 0.02%
------------------------------------------------------------------
Clayton Homes Inc.                             6,988        89,097
------------------------------------------------------------------
                                                            89,097
------------------------------------------------------------------

HOME FURNISHINGS - 0.07%
------------------------------------------------------------------
Ethan Allen Interiors Inc.                     2,101        71,350
Leggett & Platt Inc.                           4,378        84,671
Maytag Corp.                                   1,719        57,586
Polycom Inc.+                                  1,800        39,150
Whirlpool Corp.                                1,260        66,616
------------------------------------------------------------------
                                                           319,373
------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.12%
------------------------------------------------------------------
Avery Dennison Corp.                           2,182       115,646
Clorox Co.                                     4,624       166,279
Fortune Brands Inc.                            2,794        94,381
Newell Rubbermaid Inc.                         5,257       138,312
Tupperware Corp.                               3,606        85,102
Water Pik Technologies Inc.+                       1             6
------------------------------------------------------------------
                                                           599,726
------------------------------------------------------------------

INSURANCE - 1.98%
------------------------------------------------------------------
AFLAC Inc.                                     4,948       297,672
Allmerica Financial Corp.                      1,184        62,930
Allstate Corp.                                13,851       552,101
Ambac Financial Group Inc.                     2,128       120,019
American General Corp.                         5,122       390,501
American International Group Inc.             45,515     3,723,127
American National Insurance Co.                1,200        87,619

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares         Value
------------------------------------------------------------------

INSURANCE (Continued)
------------------------------------------------------------------
AON Corp.                                      4,889  $    167,529
Capitol Transamerica Corp.                     3,100        38,944
Ceres Group Inc.+                              4,600        29,900
Chubb Corp.                                    3,223       231,250
CIGNA Corp.                                    2,721       298,412
Cincinnati Financial Corp.                     3,100       114,119
CNA Financial Corp.+                           3,400       128,554
Conseco Inc.                                   6,861        96,191
EMC Insurance Group Inc.                       3,900        40,462
Hancock (John) Financial Services Inc.         3,800       130,720
Hartford Financial Services Group Inc.         4,250       271,363
HealthAxis Inc.+                              14,900        20,488
Intercontinental Life Corp.+                   3,100        32,163
Jefferson-Pilot Corp.                          2,115       142,784
Lincoln National Corp.                         3,368       147,754
Loews Corp.                                    1,807       196,367
Marsh & McLennan Companies Inc.                5,390       576,730
MBIA Inc.                                      1,902       144,514
MetLife Inc.*                                 14,200       438,070
MGIC Investment Corp.                          2,111       122,332
Navigators Group Inc.+                         2,400        33,300
Old Republic International Corp.               2,624        74,128
PMI Group Inc. (The)                             621        34,782
Progressive Corporation                        1,434       141,966
Protective Life Corp.                          1,302        39,190
Radian Group Inc.*                               626        38,718
SAFECO Corp.*                                  2,167        47,132
St. Paul Companies Inc.                        3,958       183,216
Stewart Information Services Corp.+            2,800        51,240
Torchmark Corp.                                2,366        82,289
Unitrin Inc.                                   1,402        53,977
UNUMProvident Corp.                            4,469       116,954
------------------------------------------------------------------
                                                         9,499,507
------------------------------------------------------------------

IRON / STEEL - 0.04%
------------------------------------------------------------------
Allegheny Technologies Inc.                    3,191        56,548
Nucor Corp.                                    1,786        78,941
USX-U.S. Steel Group Inc.                      3,099        47,229
------------------------------------------------------------------
                                                           182,718
------------------------------------------------------------------

LEISURE TIME - 0.19%
------------------------------------------------------------------
Callaway Golf Co.                              3,316        79,750
Carnival Corp. "A"                            11,390       379,743
Harley-Davidson Inc.                           6,082       263,655
Royal Caribbean Cruises Ltd.*                  1,400        39,550
Sabre Holdings Corp.+                          2,953       127,333
------------------------------------------------------------------
                                                           890,031
------------------------------------------------------------------

LODGING - 0.13%
------------------------------------------------------------------
Harrah's Entertainment Inc.+                   2,532        78,543
Hilton Hotels Corp.                            7,555        80,914
Mandalay Resort Group Inc.+                    2,111        42,811
Marriott International Inc. "A"                4,645       198,249
Park Place Entertainment Corp.+                4,986        55,594
Starwood Hotels & Resorts Worldwide Inc.       5,290  $    184,621
------------------------------------------------------------------
                                                           640,732
------------------------------------------------------------------

MACHINERY - 0.21%
------------------------------------------------------------------
Ag-Chem Equipment Co. Inc.+                    1,700        43,138
Caterpillar Inc.                               6,510       270,816
Deere & Co.                                    4,575       186,203
Dover Corp.                                    4,322       165,792
Hardinge Inc.                                  2,500        32,188
Ingersoll-Rand Co.                             3,292       142,708
Rockwell International Corp.                   3,669       168,627
------------------------------------------------------------------
                                                         1,009,472
------------------------------------------------------------------

MANUFACTURERS - 2.91%
------------------------------------------------------------------
Cooper Industries Inc.                         1,923        82,689
Crane Co.                                      1,887        50,289
Danaher Corp.                                  2,903       184,166
Eastman Kodak Co.                              6,266       281,970
Eaton Corp.*                                   1,439       102,385
FMC Corp.+                                       708        54,346
General Electric Co.                         194,902     9,062,943
Honeywell International Inc.                  15,709       733,767
Illinois Tool Works Inc.                       5,904       357,487
ITT Industries Inc.                            1,941        78,708
Minnesota Mining & Manufacturing Co.           7,507       846,414
Pall Corp.                                     3,020        69,067
Textron Inc.                                   4,316       228,662
Tyco International Ltd.                       34,156     1,866,625
------------------------------------------------------------------
                                                        13,999,518
------------------------------------------------------------------

MEDIA - 2.20%
------------------------------------------------------------------
AOL Time Warner Inc.+                         84,945     3,740,128
Belo (A.H.) Corp.                              4,978        89,604
Cablevision Systems Corp.+*                    1,990       154,424
Clear Channel Communications Inc.+            11,463       655,110
Comcast Corp. "A"+                            17,300       749,306
Dow Jones & Co. Inc.                           2,820       173,712
5th Avenue Channel Corp.+                     66,200        43,444
Gannett Co. Inc.                               4,901       324,152
Gemstar-TV Guide International Inc.+           5,200       235,300
Gray Communications Systems Inc. "B"           2,800        48,020
Harcourt General Inc.                          2,194       122,952
Hispanic Broadcasting Corp.+                   2,428        54,630
Knight Ridder Inc.*                            1,934       115,557
McGraw-Hill Companies Inc.                     3,690       217,562
New York Times Co. "A"                         3,427       151,473
Readers Digest Association Inc. (The) "A"      2,028        65,079
Source Media Inc.+                               400           350
Tribune Co.                                    5,842       237,185
UnitedGlobalCom Inc. "A"+*                     2,000        31,625
Univision Communications Inc.+                 4,176       137,808

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares         Value
------------------------------------------------------------------

MEDIA (Continued)
------------------------------------------------------------------
USA Networks Inc.+                             3,878  $     91,375
Viacom Inc. "B"+                              33,739     1,676,816
Walt Disney Co. (The)                         40,143     1,242,426
Washington Post Company (The) "B"                358       222,497
------------------------------------------------------------------
                                                        10,580,535
------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
------------------------------------------------------------------
Precision Castparts Corp.                      2,052        79,105
------------------------------------------------------------------
                                                            79,105
------------------------------------------------------------------

MINING - 0.18%
------------------------------------------------------------------
Alcoa Inc.                                    16,818       601,412
Arch Coal Inc.                                 2,700        63,585
Newmont Mining Corp.                           5,953       100,300
Phelps Dodge Corp.                             1,871        86,066
------------------------------------------------------------------
                                                           851,363
------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.08%
------------------------------------------------------------------
Herman Miller Inc.                             2,476        63,448
HON Industries Inc.                            2,999        74,525
Pitney Bowes Inc.                              5,593       190,442
Xerox Corp.                                   12,560        75,862
------------------------------------------------------------------
                                                           404,277
------------------------------------------------------------------
OIL & GAS PRODUCERS - 2.37%
------------------------------------------------------------------
Amerada Hess Corp.                             2,864       206,208
Anadarko Petroleum Corp.                       4,927       307,938
Apache Corp.                                   2,686       157,668
Burlington Resources Inc.                      4,573       205,511
Chevron Corp.                                 12,023     1,029,890
Conoco Inc.                                   11,970       344,736
Devon Energy Corp.                             2,932       167,124
Diamond Offshore Drilling Inc.*                  965        40,434
ENSCO International Inc.                       2,219        84,566
EOG Resources Inc.                             2,465       107,474
Exxon Mobil Corp.                             67,517     5,472,253
Global Marine Inc.+                            2,507        71,976
Kerr-McGee Corp.*                              1,944       125,660
Murphy Oil Corp.                               1,932       121,658
Nabors Industries Inc.+                        2,866       162,502
Noble Affiliates Inc.                          1,891        83,866
Noble Drilling Corp.+*                         2,756       128,292
Occidental Petroleum Corp.                     7,022       168,458
Ocean Energy Inc.                              4,182        75,276
Phillips Petroleum Co.*                        4,831       257,541
Pioneer Natural Resources Co.+                 5,409        91,142
Rowan Companies Inc.+*                         2,679        76,485
Santa Fe International Corp.                   1,700        63,665
Sunoco Inc.                                    3,653       121,426
Texaco Inc.                                   10,127       649,141
Tosco Corp.                                    3,470       138,974
Transocean Sedco Forex Inc.                    5,943       286,037
Ultramar Diamond Shamrock Corp.                7,115       258,986
Unocal Corp.                                   4,630       163,254
USX-Marathon Group Inc.                        5,679  $    156,854
WD-40 Company                                  2,000        40,500
------------------------------------------------------------------
                                                        11,365,495
------------------------------------------------------------------

OIL & GAS SERVICES - 0.37%
------------------------------------------------------------------
Baker Hughes Inc.                              5,718       224,146
BJ Services Co.+                               1,241        94,316
Cooper Cameron Corp.+                          1,140        68,149
Grant Prideco Inc. +                           3,320        60,656
Halliburton Co.*                               8,484       337,833
OSCA Inc.+                                     2,600        53,300
Schlumberger Ltd.                             10,671       680,276
Smith International Inc.+*                       837        63,277
Tidewater Inc.                                 1,024        49,869
Varco International Inc.+                      2,326        52,172
Weatherford International Inc.+                1,720        89,492
------------------------------------------------------------------
                                                         1,773,486
------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.03%
------------------------------------------------------------------
Crown Cork & Seal Co. Inc.                     5,339        30,219
Sealed Air Corp.+*                             1,812        70,940
Smurfit-Stone Container Corp.+                 2,737        39,515
------------------------------------------------------------------
                                                           140,674
------------------------------------------------------------------

PHARMACEUTICALS - 4.47%
------------------------------------------------------------------
Abbott Laboratories                           30,206     1,479,792
Allergan Inc.                                  3,168       275,458
ALZA Corp.+                                    4,916       194,428
American Home Products Corp.                  25,528     1,576,865
ATSI Communications Inc.+                      1,700        57,800
Bergen Brunswig Corp. "A"                          1            15
Bristol-Myers Squibb Co.                      38,214     2,423,150
Cardinal Health Inc.                           5,743       582,915
Celgene Corp.+                                 1,400        36,575
COR Therapeutics Inc.+*                        1,500        51,563
Dentsply International Inc.                    3,152       118,594
Forest Laboratories Inc. "A"+                  3,710       257,956
Gilead Sciences Inc.+*                         1,800        67,275
ICN Pharmaceuticals Inc.                       2,407        63,930
Imclone Systems Inc.+*                         1,500        53,063
IVAX Corporation+                              3,054       114,525
King Pharmaceuticals Inc.+                     3,400       156,060
Lilly (Eli) and Company                       21,918     1,741,604
Medarex Inc.+                                  1,600        40,900
MedImmune Inc.+                                4,500       196,594
Merck & Co. Inc.                              45,030     3,611,406
Mylan Laboratories Inc.                        2,748        64,303
Omnicare Inc.                                  2,865        63,517
Pfizer Inc.                                  124,004     5,580,180
Pharmacia Corporation                         25,052     1,295,188
Schering-Plough Corp.                         28,426     1,144,147
Sepracor Inc.+*                                1,400        72,713
Watson Pharmaceuticals Inc.+                   2,850       158,175
------------------------------------------------------------------
                                                        21,478,691
------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares         Value
------------------------------------------------------------------

PIPELINES - 0.46%
------------------------------------------------------------------
El Paso Corp.                                  9,635  $    677,341
Enron Corp.                                   14,510       993,935
Questar Corp.                                  5,458       149,549
Williams Companies Inc.                        9,164       382,139
------------------------------------------------------------------
                                                         2,202,964
------------------------------------------------------------------

REAL ESTATE - 0.03%
------------------------------------------------------------------
Annaly Mortgage Management Inc.                4,700        54,050
Catellus Development Corp.+                    5,241        94,443
------------------------------------------------------------------
                                                           148,493
------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.45%
------------------------------------------------------------------
Apartment Investment & Management
  Co. "A"                                      5,052       222,288
Archstone Communities Trust*                   8,553       209,634
AvalonBay Communities Inc.                     5,290       251,222
Capital Automotive REIT                          200         2,838
Duke-Weeks Realty Corp.                        9,028       206,741
Equity Office Properties Trust                 8,598       247,794
Equity Residential Properties Trust            3,491       181,881
Host Marriott Corp.                           15,939       201,150
Simon Property Group Inc.                      7,128       182,548
Spieker Properties Inc.                        3,815       213,564
Vornado Realty Trust                           6,078       229,809
------------------------------------------------------------------
                                                         2,149,469
------------------------------------------------------------------

RETAIL - 3.03%
------------------------------------------------------------------
Amazon.com Inc.+*                              4,478        45,620
AutoNation Inc.+                               9,189        76,269
AutoZone Inc.+                                 3,371        85,151
Bed Bath & Beyond Inc.+                        5,858       144,253
Best Buy Co. Inc.+                             4,234       173,425
BJ's Wholesale Club Inc.+                      1,872        85,195
Brinker International Inc.+                    3,060        90,454
Cash American Investments Inc.                 4,400        27,940
CDW Computer Centers Inc.+                     1,200        39,900
Circuit City Stores Inc.                       4,416        66,991
CVS Corp.                                      7,673       468,053
Darden Restaurants Inc.                        5,529       120,145
Dollar General Corp.                           6,731       125,197
Dollar Tree Stores Inc.+                       1,630        45,334
eBay Inc.+                                     2,600        99,653
eToys Inc.+                                      500            47
Family Dollar Stores Inc.                      4,217       110,738
Federated Department Stores Inc.+              4,036       195,141
Gap Inc.                                      17,006       463,243
Golden State Bancorp Inc.+                       800         1,050
Home Depot Inc.                               45,775     1,945,438
Intimate Brands Inc.                           2,400        37,920
Kmart Corp.+                                  12,682       118,577
Kohls Corp.+                                   6,566       432,765
Limited Inc.                                   8,564       151,155
Lowe's Companies Inc.                          7,503       419,268
May Department Stores Co.                      6,777       268,301
McDonald's Corp.                              27,512       808,853
Nordstrom Inc.                                 4,251  $     78,431
Office Depot Inc.+                             6,828        62,818
Outback Steakhouse Inc.+                       1,915        50,939
Payless Shoesource Inc.+                       1,102        84,171
Penney (J.C.) Company Inc.                     5,746        92,970
Pier 1 Imports Inc.                            3,430        44,590
RadioShack Corp.                               3,754       160,671
Rite Aid Corp.+                                8,407        43,885
Ross Stores Inc.                               2,830        59,430
Saks Inc.+                                     5,032        60,384
Sears, Roebuck and Co.                         6,312       259,108
Staples Inc.+*                                 9,396       139,766
Starbucks Corp.+                               3,756       178,880
Target Corp.                                  17,562       684,918
Tiffany & Co.                                  2,984        92,832
TJX Companies Inc.                             5,863       179,291
Toys R Us Inc.+                                5,170       127,182
Tricon Global Restaurants Inc.+                2,975       114,538
Walgreen Co.                                  19,964       884,804
Wal-Mart Stores Inc.                          87,970     4,406,417
Wendy's International Inc.                     3,674        90,932
------------------------------------------------------------------
                                                        14,543,033
------------------------------------------------------------------

SEMICONDUCTORS - 1.87%
------------------------------------------------------------------
Advanced Micro Devices Inc.+*                  6,284       135,106
Altera Corp.+                                  8,140       188,238
Analog Devices Inc.+                           7,012       261,548
Applied Materials Inc.+                       15,808       667,888
Applied Micro Circuits Corp.+*                 5,946       159,056
Atmel Corp.+                                   6,200        65,100
Broadcom Corp. "A"+*                           4,700       231,475
Conexant Systems Inc.+                         4,964        60,809
Cree Inc.+*                                    1,600        33,600
Cypress Semiconductor Corp.+*                  1,896        37,124
Integrated Device Technology Inc.+             2,090        60,479
Intel Corp.                                  132,584     3,786,931
International Rectifier Corp.+*                1,477        48,741
KLA-Tencor Corp.+                              3,758       134,349
Lam Research Corp.+                            2,114        45,451
Lattice Semiconductor Corp.+                   2,656        49,136
Linear Technology Corp.                        6,138       243,218
LSI Logic Corp.+                               6,344       102,202
Maxim Integrated Products Inc.+*               5,582       257,470
Microchip Technology Inc.+                     2,808        67,041
Micron Technology Inc.+                       11,102       379,910
National Semiconductor Corp.+                  3,634        74,206
Novellus Systems Inc.+*                        2,831       109,347
NVIDIA Corp.+*                                 1,000        44,688
QLogic Corp.+                                  1,973        73,741
Rambus Inc.+                                   1,652        62,983
Teradyne Inc.+                                 3,662       114,364
Texas Instruments Inc.                        33,724       996,544
Transwitch Corp.+                              2,000        40,125
TriQuint Semiconductor Inc.+                   1,900        34,556
Varian Semiconductor Equipment
  Associates Inc.+                             1,520        42,845

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares         Value
------------------------------------------------------------------

SEMICONDUCTORS (Continued)
------------------------------------------------------------------
Vitesse Semiconductor Corp.+                   3,556  $    140,240
Xilinx Inc.+                                   6,448       250,666
------------------------------------------------------------------
                                                         8,999,177
------------------------------------------------------------------

SOFTWARE - 2.80%
------------------------------------------------------------------
Adobe Systems Inc.                             4,752       138,105
Akamai Technologies Inc.+*                       800        13,550
Ariba Inc.+*                                   3,300        54,450
At Home Corp. "A"+                             5,152        29,946
Autodesk Inc.                                  2,121        80,863
Automatic Data Processing Inc.                12,398       731,482
BEA Systems Inc.+                              2,652       101,771
BMC Software Inc.+                             4,859       146,377
BroadVision Inc.+                              5,500        39,875
Cadence Design Systems Inc.+                   4,825       122,314
CheckFree Corp.+                               1,200        57,825
ChoicePoint Inc.+                              1,538        85,051
Citrix Systems Inc.+                           4,000       104,000
CMGI Inc.+*                                    4,000        16,250
Computer Associates International Inc.        11,346       353,882
Compuware Corp.+                               8,090        83,428
DoubleClick Inc.+                              2,100        28,219
eFunds Corp.+                                  2,002        30,531
Electronic Arts Inc.+                          2,204       110,200
Exodus Communications Inc.+*                   6,700        97,988
First Data Corp.                               7,573       467,708
Fiserv Inc.+                                   1,782        88,209
Homestore.com Inc.+*                           1,300        38,838
i2 Technologies Inc.+                          4,832       129,860
IMS Health Inc.                                5,945       159,921
InfoSpace Inc.+                                5,500        20,969
Inktomi Corp.+                                 2,100        23,756
Internet Pictures Corp.+                       2,500         1,484
Intuit Inc.+                                   3,767       154,918
Macromedia Inc.+                               1,014        29,723
Mercury Interactive Corp.+                     1,800       113,288
Micromuse Inc.+                                1,600        65,700
Microsoft Corp.+                             105,310     6,213,290
Network Associates Inc.+                       3,167        20,487
Novell Inc.+                                   7,970        47,322
Openwave Systems Inc.+                         1,622        59,761
Oracle Corp.+                                110,352     2,096,688
Parametric Technology Corp.+                   6,133        81,646
PeopleSoft Inc.+                               5,920       190,920
Peregrine Systems Inc.+*                       2,500        61,563
PSINET Inc.+*                                  3,000         3,844
Rational Software Corp.+                       3,956       138,213
RealNetworks Inc.+                             2,300        16,531
Reynolds & Reynolds Co. "A"                    2,688        59,082
Siebel Systems Inc.+                           8,436       322,677
Sybase Inc.+                                   3,227        63,330
Symantec Corp.+                                1,422        64,790
TIBCO Software Inc.+                           1,100        14,850
VA Linux Systems Inc.+                           800         3,350
Vignette Corp.+                                3,200        19,700
webMethods Inc.+*                                600        25,800
Yahoo! Inc.+                                  10,558       251,412
------------------------------------------------------------------
                                                        13,475,737
------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.95%
------------------------------------------------------------------
ADC Telecommunications Inc.+                  15,548       172,972
Advanced Fibre Communications Inc.+            1,627        30,811
American Tower Corp.+*                         2,328        67,372
Andrew Corp.+                                  2,594        38,910
Avaya Inc.+                                    5,912        82,768
Ciena Corp.+*                                  4,880       327,875
Comverse Technology Inc.+                      3,326       249,242
Harris Corp.                                   1,720        43,189
JDS Uniphase Corp.+                           25,660       686,405
Lucent Technologies Inc.                      65,946       764,314
Motorola Inc.                                 43,097       653,782
Nx Networks Inc.+                                400           638
QUALCOMM Inc.+                                14,826       812,650
RF Micro Devices Inc.+*                        2,700        30,038
Scientific-Atlanta Inc.                        3,588       168,277
Sonus Networks Inc.+*                          1,900        53,081
Sycamore Networks Inc.+                        2,200        39,875
Syntellect Inc.+                                 300           938
Tellabs Inc.+                                  8,284       360,872
------------------------------------------------------------------
                                                         4,584,009
------------------------------------------------------------------

TELECOMMUNICATIONS - 1.45%
------------------------------------------------------------------
Allegiance Telecom Inc.+                       2,450        49,613
Arch Wireless Inc.+                           12,000        10,500
Broadwing Inc.+                                3,941        92,692
Cabletron Systems Inc.+                        4,129        55,535
Citizen Communications Co.+                    4,900        75,754
Corning Inc.                                  18,404       498,748
Cox Communications Inc. "A"+*                  3,175       131,826
Crown Castle International Corp.+              2,700        67,838
Digital Lightware Inc.+                          700        19,206
Echostar Communications Corp.+                 3,800        99,275
Emulex Corp.+                                  1,600        49,300
General Motors Corp. "H"+                      9,284       210,468
Global Crossing Ltd.+                         17,786       288,667
Interspeed Inc.+                                 500            60
Leap Wireless International Inc.+              1,194        36,492
Level 3 Communications Inc.+*                  4,000       101,250
Loral Space & Communications Ltd.+             5,900        21,889
McLeodUSA Inc. "A"+*                           6,162        80,876
Metromedia Fiber Network Inc. "A"+*            5,400        51,300
MRV Communications Inc.+*                      1,900        23,394
Newport Corp.*                                   800        39,100
Next Level Communications Inc.+*               2,300        20,197
Nextel Communications Inc. "A"+               14,866       357,713
NTL Inc.+*                                     2,105        54,709
Powerwave Technologies Inc.+                   1,200        18,769
Qwest Communications
  International Inc.+                         32,673     1,207,921
Sprint Corp. (PCS Group)+*                    18,480       465,326
Verizon Communications Inc.                   52,556     2,601,522
Voicestream Wireless Corp.+                    2,167       205,865

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares         Value
------------------------------------------------------------------

TELECOMMUNICATIONS (Continued)
------------------------------------------------------------------
Winstar Communications Inc.+*                  2,600  $     32,825
------------------------------------------------------------------
                                                         6,968,630
------------------------------------------------------------------

TELEPHONE - 1.74%
------------------------------------------------------------------
Alltel Corp.                                   5,949       319,461
AT&T Corp.                                    73,419     1,688,637
BellSouth Corp.                               36,301     1,523,190
CenturyTel Inc.                                3,753       108,161
SBC Communications Inc.                       66,193     3,157,406
Sprint Corp. (FON Group)                      17,870       399,573
Telephone & Data Systems Inc.                  1,325       123,821
WorldCom Inc.+                                56,732       943,170
XO Communications Inc. "A"+*                   5,200        77,350
------------------------------------------------------------------
                                                         8,340,769
------------------------------------------------------------------

TEXTILES - 0.02%
------------------------------------------------------------------
Cintas Corp.+*                                 1,975        71,131
------------------------------------------------------------------
                                                            71,131
------------------------------------------------------------------

TOBACCO - 0.49%
------------------------------------------------------------------
Philip Morris Companies Inc.                  42,464     2,045,916
R.J. Reynolds Tobacco Holdings Inc.            4,148       234,362
UST Inc.                                       2,813        81,127
------------------------------------------------------------------
                                                         2,361,405
------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.04%
------------------------------------------------------------------
Hasbro Inc.                                    5,332        65,477
Marvel Enterprises Inc. "C" Warrants
  (Expires 10/02/01)+                             66             4
Mattel Inc.                                    8,276       140,361
------------------------------------------------------------------
                                                           205,842
------------------------------------------------------------------

TRANSPORTATION - 0.28%
------------------------------------------------------------------
Burlington Northern Santa Fe Corp.             7,257       217,783
CNF Transportation Inc.                        2,436        84,139
CSX Corp.+*                                    3,883       129,848
FedEx Corp.+                                   6,106       249,919
Kansas City Southern Industries Inc.+          5,411        81,057
Norfolk Southern Corp.                         8,171       147,813
Old Dominion Freight Line Inc.+                3,800        38,950
P.A.M. Transportation Services Inc.+           5,100        39,525
Union Pacific Corp.                            4,445       244,208
United Parcel Service Inc.                     1,700        96,101
------------------------------------------------------------------
                                                         1,329,343
------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
------------------------------------------------------------------
GATX Corporation                               2,431       106,283
------------------------------------------------------------------
                                                           106,283
------------------------------------------------------------------

WATER - 0.03%
------------------------------------------------------------------
American Water Works Inc.                      1,765        48,943
Connecticut Water Service Inc.                 1,400        41,125
Middlesex Water Co.                            1,500        45,188
------------------------------------------------------------------
                                                           135,256
------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $218,999,116)                                   237,869,993
------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 12.59%

AUSTRALIA - 0.50%
------------------------------------------------------------------
Coles Myer Ltd. ADR                            8,635       230,555
National Australia Bank*                       9,602       754,237
News Corporation Ltd.                          7,404       270,616
Rio Tinto PLC ADR                              8,130       603,327
Westpac Banking Corp. ADR                     13,689       503,071
------------------------------------------------------------------
                                                         2,361,806
------------------------------------------------------------------

CANADA - 0.36%
------------------------------------------------------------------
Alcan Aluminium Ltd.                           6,200       228,718
Barrick Gold Corp.                             9,997       161,951
Inco Ltd.+                                     6,195       110,829
Nortel Networks Corp.                         60,934     1,126,670
Placer Dome Inc.*                             11,816       110,716
------------------------------------------------------------------
                                                         1,738,884
------------------------------------------------------------------

DENMARK - 0.55%
------------------------------------------------------------------
Novo-Nordisk A/S ADR*                         22,236     2,212,482
Tele Denmark A/S ADR*                         27,932       452,498
------------------------------------------------------------------
                                                         2,664,980
------------------------------------------------------------------

FINLAND - 0.17%
------------------------------------------------------------------
Nokia OYJ*                                    37,748       830,456
------------------------------------------------------------------
                                                           830,456
------------------------------------------------------------------

FRANCE - 1.73%
------------------------------------------------------------------
Alcatel SA ADR*                               33,754     1,306,955
Aventis SA*                                   20,186     1,630,221
AXA-UAP ADR*                                  18,917     1,178,529
France Telecom SA ADR                          5,330       322,465
LVMH Moet-Hennessy Louis Vuitton ADR*         42,665       527,979
Total Fina SA*                                41,850     2,950,844
Total Fina SA Warrants
  (Expires 08/08/03)+                             81         2,256
Vivendi Universal SA ADR*                      5,792       366,054
------------------------------------------------------------------
                                                         8,285,303
------------------------------------------------------------------

GERMANY - 0.59%
------------------------------------------------------------------
DaimlerChrysler AG*                           33,919     1,662,709
Deutsche Telekom AG ADR*                      31,885       783,414
SAP AG ADR*                                    9,670       374,132
------------------------------------------------------------------
                                                         2,820,255
------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares         Value
------------------------------------------------------------------
IRELAND - 0.21%
------------------------------------------------------------------
Allied Irish Banks PLC ADR*                   45,369  $    994,035
------------------------------------------------------------------
                                                           994,035
------------------------------------------------------------------

ITALY - 0.47%
------------------------------------------------------------------
Benetton Group SpA ADR*                       19,442       700,884
ENI-Ente Nazionale Idrocarburi SpA ADR*        6,110       401,733
Fiat SpA ADR                                  17,810       448,456
San Paolo-IMI SpA ADR*                        23,940       742,858
------------------------------------------------------------------
                                                         2,293,931
------------------------------------------------------------------

JAPAN - 2.78%
------------------------------------------------------------------
Canon Inc. ADR                                13,725       449,768
Fuji Photo Film Co. Ltd. ADR                  10,314       368,726
Hitachi Ltd. ADR                               6,248       548,262
Honda Motor Company Ltd. ADR                   7,017       554,343
Ito-Yokado Co. Ltd. ADR                       12,730       637,296
Japan Air Lines ADR+                          80,225       691,941
Kirin Brewery Co. Ltd. ADR                    10,146       971,480
Kubota Corp. ADR                              11,726       656,656
Kyocera Corp. ADR                              4,322       390,925
Makita Corp. ADR*                             12,989        82,805
Matsushita Electric Industrial Co. ADR        31,510       588,292
Mitsubishi Corp. ADR                          36,718       500,283
Mitsui & Co. ADR                               4,992       579,072
NEC Corp. ADR*                                 9,400       761,400
Nippon Telegraph & Telephone Corp. ADR        25,250       830,725
Nissan Motor Co. Ltd. ADR+                    43,914       559,904
Pioneer Corp. ADR*                            17,794       459,975
Ricoh Corp. Ltd. ADR                           5,389       468,843
Sony Corp. ADR                                 8,340       596,393
Tokio Marine and Fire Insurance Co. Ltd.
  ADR                                         27,806     1,452,864
Toyota Motor Corp. ADR*                       18,191     1,266,094
------------------------------------------------------------------
                                                        13,416,047
------------------------------------------------------------------

NETHERLANDS - 1.64%
------------------------------------------------------------------
Abn Amro Holding NV                           36,161       795,542
Aegon NV ADR                                  17,796       621,614
Akzo Nobel NV ADR                             10,440       503,730
Elsevier NV ADR                               32,896       921,088
ING Groep NV ADR                               7,252       503,289
Koninklijke (Royal) Philips
  Electonics NV                               18,917       617,451
Koninklijke Ahold NV ADR*                     24,767       807,652
Royal Dutch Petroleum Co. - NY Shares         41,602     2,426,645
Unilever NV - NY Shares                       11,207       626,471
------------------------------------------------------------------
                                                         7,823,482
------------------------------------------------------------------

NEW ZEALAND - 0.03%
------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.*             8,773       154,843
------------------------------------------------------------------
                                                           154,843
------------------------------------------------------------------

PORTUGAL - 0.06%
------------------------------------------------------------------
Banco Comercial Portugues ADR*                10,550  $    277,465
------------------------------------------------------------------
                                                           277,465
------------------------------------------------------------------

SINGAPORE - 0.03%
------------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd. ADR+*                                   4,400       128,700
------------------------------------------------------------------
                                                           128,700
------------------------------------------------------------------

SPAIN - 0.55%
------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR*       34,665       512,349
Banco Santander Central Hispano SA ADR*      100,488     1,042,061
Repsol SA                                     21,015       357,465
Telefonica SA ADR+                            14,796       750,897
------------------------------------------------------------------
                                                         2,662,772
------------------------------------------------------------------

SWEDEN - 0.16%
------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson               92,336       764,658
------------------------------------------------------------------
                                                           764,658
------------------------------------------------------------------

SWITZERLAND - 0.14%
------------------------------------------------------------------
Adecco SA ADR*                                 4,906       382,423
Sulzer Medica ADR*                            12,660       282,318
------------------------------------------------------------------
                                                           664,741
------------------------------------------------------------------

UNITED KINGDOM - 2.62%
------------------------------------------------------------------
AstraZeneca PLC ADR*                          21,036       972,915
Barclays PLC ADR*                              7,220       889,504
BP Amoco PLC ADR                              19,368       960,653
British Sky Broadcasting PLC ADR+              5,697       478,548
British Telecom PLC ADR*                      12,133     1,028,272
Cadbury Schweppes PLC ADR                     24,192       647,136
Diageo PLC ADR                                33,942     1,373,972
GlaxoSmithKline PLC ADR+                      54,224     2,999,129
Hanson PLC ADR*                               20,687       672,328
Hong Kong & Shanghai Banking ADR*              6,280       417,620
Reuters Group PLC ADR                          5,984       552,024
Vodafone Group PLC ADR*                       59,430     1,623,033
------------------------------------------------------------------
                                                        12,615,134
------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $56,378,579)                                     60,497,492
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $275,377,695)                                   298,367,485
------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                  Face Amount         Value
-------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 28.91%

U.S. GOVERNMENT SECURITIES - 28.91%
-------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,   11/15/28                       $  260,000   $    249,924
  6.13%,   08/15/29                          500,000        544,906
  6.88%,   08/15/25                          200,000        235,685
  7.25%,   08/15/22                          300,000        364,681
  7.63%,   02/15/07                          400,000        410,578
  7.63%,   11/15/22                          150,000        189,606
  7.63%,   02/15/25                          110,000        140,379
  8.13%,   08/15/19                          850,000      1,108,746
  8.13%,   05/15/21                          400,000        526,776
  8.75%,   11/15/08                          400,000        439,828
  8.75%,   05/15/20                          350,000        484,311
  8.75%,   08/15/20                          400,000        554,496
  9.13%,   05/15/09                          500,000        562,519
  9.38%,   02/15/06                          750,000        900,820
  10.00%,  05/15/10                          500,000        595,312
  10.75%,  02/15/03                          500,000        558,047
  10.75%,  05/15/03                        1,000,000      1,129,062
  10.75%,  08/15/05                        2,400,000      2,967,000
  11.13%,  08/15/03                          600,000        690,422
  11.25%,  02/15/15                          500,000        789,062
  11.63%,  11/15/02                          370,000        412,637
  11.63%,  11/15/04                          900,000      1,108,265
  11.75%,  11/15/14                          230,000        336,555
  11.88%,  11/15/03                          950,000      1,123,858
  12.00%,  05/15/05                          500,000        636,562
  12.38%,  05/15/04                          700,000        858,047
  12.50%,  08/15/14                          350,000        525,766
  13.75%,  08/15/04                          100,000        128,547
U.S. Treasury Notes
  4.25%,   11/15/03                        2,200,000      2,181,051
  4.75%,   02/15/04                        1,800,000      1,806,997
  4.75%,   11/15/08                        3,700,000      3,651,293
  5.25%,   08/15/03                        1,900,000      1,931,249
  5.25%,   05/15/04                        1,500,000      1,527,534
  5.38%,   06/30/03                        2,000,000      2,038,212
  5.50%,   01/31/03                        2,000,000      2,036,182
  5.50%,   02/28/03                        2,200,000      2,241,754
  5.50%,   03/31/03                        1,500,000      1,529,752
  5.50%,   05/31/03                        1,000,000      1,020,843
  5.50%,   02/15/08                        2,800,000      2,897,040
  5.50%,   05/15/09                        1,550,000      1,602,988
  5.63%,   11/30/02                        1,000,000      1,018,244
  5.63%,   12/31/02                        1,900,000      1,936,510
  5.63%,   02/15/06                        2,300,000      2,389,249
  5.63%,   05/15/08                        4,500,000      4,686,813
  5.75%,   10/31/02                        1,850,000      1,885,862
  5.75%,   11/30/02                          800,000        816,401
  5.75%,   04/30/03                        2,000,000      2,050,352
  5.75%,   08/15/03                        2,650,000      2,725,183
  5.75%,   11/15/05                        2,800,000      2,927,203
  5.75%,   08/15/10*                       1,440,000      1,518,149
  5.88%,   09/30/02                        3,000,000      3,060,618
  5.88%,   02/15/04                       $2,000,000      2,068,894
  5.88%,   11/15/04                        2,900,000      3,016,331
  5.88%,   11/15/05*                       2,100,000      2,202,217
  6.00%,   07/31/02                          900,000        918,081
  6.00%,   09/30/02                        1,500,000      1,533,496
  6.00%,   08/15/04                        2,100,000      2,188,834
  6.00%,   08/15/09                        3,200,000      3,417,658
  6.13%,   08/31/02                        1,500,000      1,533,922
  6.13%,   08/15/07                        3,840,000      4,103,101
  6.25%,   06/30/02                        1,000,000      1,021,560
  6.25%,   07/31/02                          580,000        593,436
  6.25%,   08/31/02                          500,000        512,265
  6.25%,   02/15/03                        1,350,000      1,393,539
  6.25%,   02/15/07                        2,000,000      2,145,884
  6.38%,   04/30/02                        1,500,000      1,530,371
  6.38%,   06/30/02                        1,000,000      1,023,465
  6.38%,   08/15/02                        2,450,000      2,513,864
  6.50%,   03/31/02                        2,950,000      3,008,451
  6.50%,   05/31/02                        1,000,000      1,023,246
  6.50%,   05/15/05                        2,000,000      2,135,426
  6.50%,   08/15/05                        2,950,000      3,159,397
  6.50%,   10/15/06                        3,700,000      4,004,096
  6.50%,   02/15/10                        2,630,000      2,905,805
  6.63%,   03/31/02                        2,000,000      2,042,926
  6.63%,   04/30/02                        1,100,000      1,125,715
  6.63%,   05/31/02                        1,000,000      1,024,839
  6.63%,   05/15/07                        1,950,000      2,132,592
  6.75%,   05/15/05                        3,750,000      4,037,018
  6.88%,   05/15/06                        2,200,000      2,411,017
  7.00%,   07/15/06                        3,030,000      3,342,278
  7.25%,   05/15/04                        1,000,000      1,076,852
  7.25%,   08/15/04                        1,300,000      1,406,773
  7.50%,   05/15/02                        1,200,000      1,241,068
  7.50%,   02/15/05                        1,100,000      1,210,649
  7.88%,   11/15/04                        1,700,000      1,882,220
-------------------------------------------------------------------
                                                        138,939,162
-------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
(Cost: $133,384,869)                                    138,939,162
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.17%
-------------------------------------------------------------------
Dreyfus Money Market Fund++               12,745,104     12,745,104
Federal National Mortgage Association
  Discount Note
  5.39%,  03/20/01++                       4,512,533      4,512,533
Goldman Sachs Financial Square Prime
  Obligation Fund++                        4,428,160      4,428,160
Providian Temp Cash Money Market Fund++   12,745,104     12,745,104
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $34,430,901)                                      34,430,901
-------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                  Face Amount         Value
-------------------------------------------------------------------
REPURCHASE AGREEMENT - 8.89%
-------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 02/28/01,
  due 03/01/01, with a maturity value of
  $42,741,570 and an effective yield of
  5.10%.                                  $42,735,516  $ 42,735,516
-------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $42,735,516)                                      42,735,516
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 107.06%
(Cost $485,928,981)                                     514,473,064
-------------------------------------------------------------------

Other Assets, Less Liabilities - (7.06%)                (33,920,190)
-------------------------------------------------------------------

NET ASSETS - 100.00%                                   $480,552,874
-------------------------------------------------------------------
-------------------------------------------------------------------

+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*    Denotes all or part of security on loan. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO
Schedule Of Investments
February 28, 2001


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 77.49%

U.S. COMMON STOCKS - 61.48%

ADVERTISING - 0.16%
-----------------------------------------------------------------
Harte-Hanks Inc.                               1,282  $    30,177
Interpublic Group of Companies Inc.            4,666      175,442
Omnicom Group Inc.                             2,675      242,596
-----------------------------------------------------------------
                                                          448,215
-----------------------------------------------------------------

AEROSPACE / DEFENSE - 0.75%
-----------------------------------------------------------------
Boeing Co.                                    12,712      790,686
General Dynamics Corp.                         2,996      204,267
Goodrich (B.F.) Co.                            1,809       73,156
Litton Industries Inc.+                          696       55,158
Lockheed Martin Corp.                          6,302      236,073
Northrop Grumman Corp.                           949       89,159
Raytheon Co. "B"                               4,993      165,818
United Technologies Corp.                      6,640      517,322
-----------------------------------------------------------------
                                                        2,131,639
-----------------------------------------------------------------

AIRLINES - 0.17%
-----------------------------------------------------------------
AMR Corp.+                                     2,212       73,549
Continental Airlines Inc. "B"+*                  550       24,612
Delta Air Lines Inc.                           1,995       84,029
Northwest Airlines Corp. "A"+                  1,086       23,892
Southwest Airlines Co.                        10,925      203,205
UAL Corp.                                        571       21,727
US Airways Group Inc.+                         1,055       43,571
-----------------------------------------------------------------
                                                          474,585
-----------------------------------------------------------------

APPAREL - 0.12%
-----------------------------------------------------------------
Jones Apparel Group Inc.+                      1,664       63,898
Liz Claiborne Inc.*                              889       43,294
Nike Inc. "B"                                  3,886      151,748
VF Corp.                                       1,986       71,675
-----------------------------------------------------------------
                                                          330,615
-----------------------------------------------------------------

AUTO MANUFACTURERS - 0.43%
-----------------------------------------------------------------
Ford Motor Company+                           25,597      711,853
General Motors Corp. "A"                       7,749      413,177
Navistar International Corp.+                  1,334       33,377
PACCAR Inc.                                    1,598       74,107
-----------------------------------------------------------------
                                                        1,232,514
-----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.13%
-----------------------------------------------------------------
Dana Corp.                                     2,943       49,825
Delphi Automotive Systems Corp.                8,348      117,122
Goodyear Tire & Rubber Co.                     2,197       56,023
TRW Inc.                                       2,095       81,789
Visteon Corp.                                  3,263       46,987
-----------------------------------------------------------------
                                                          351,746
-----------------------------------------------------------------

BANKS - 4.21%
-----------------------------------------------------------------
AmSouth Bancorp                                5,465  $    95,200
Andover Bancorp Inc.                           4,800      168,000
Associated Bancorp                             1,583       55,108
Bank of America Corp.                         22,567    1,127,222
Bank of New York Co. Inc.                     10,251      530,797
Bank One Corp.                                15,837      558,571
Bank United Litigation Contingent
  Payment Rights+                                800          275
BB&T Corp.                                     5,567      201,136
Capitol Bancorp Ltd.                           5,200       67,600
Charter One Financial Inc.                     3,166       90,421
City National Corp.                              782       28,332
Colorado Business Bankshares                     800       13,900
Comerica Inc.                                  2,370      150,851
Commerce Bancshares Inc.                       1,261       49,888
Compass Bancshares Inc.                        2,411       51,384
Dime Bancorp Inc.                              2,336       69,846
Fifth Third Bancorp                            6,568      353,441
First Financial Holdings Inc.                  2,500       52,344
First M&F Corp.                                2,900       55,100
First Tennessee National Corp.                 2,311       71,641
First Union Corp.                             13,453      435,472
First Virginia Banks Inc.                      1,176       53,861
FleetBoston Financial Corp.                   12,586      519,173
Golden West Financial Corp.                    2,121      116,337
Hibernia Corp. "A"                             3,828       55,506
Huntington Bancshares Inc.                     4,803       71,745
JP Morgan Chase & Co.                         26,750    1,248,155
KeyCorp                                        5,547      144,222
M&T Bank Corp.*                                  990       67,815
Marshall & Ilsley Corp.                        1,360       73,372
Mellon Financial Corp.                         6,784      314,167
Mercantile Bankshares Corp.                    1,852       71,649
National City Corp.                            8,302      225,814
National Commerce Bancorp                      2,443       62,449
North Fork Bancorp                             3,293       82,325
Northern Trust Corp.                           3,162      224,897
Old Kent Financial Corp.                       2,130       84,646
Pacific Century Financial Corp.                1,987       38,667
PNC Financial Services Group*                  3,776      262,432
Regions Financial Corp.                        3,305       99,150
Sky Financial Group Inc.                       2,420       41,896
SouthTrust Corp.                               2,419      102,354
State Street Corp.                             2,290      230,030
Summit Bancorp                                 2,596      109,032
SunTrust Banks Inc.                            4,107      269,953
Synovus Financial Corp.                        4,242      118,012
TCF Financial Corp.                            2,411       88,966
Trustmark Corp.                                1,896       41,356
U.S. Bancorp*                                 27,360      634,752
Union Planters Corp.                           1,931       73,494
Valley National Bancorp                        1,865       52,276
VIB Corp.+                                     7,725       66,628
Wachovia Corp.                                 3,208      202,553
Washington Federal Inc.                        3,300       85,800

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                      Shares        Value
-----------------------------------------------------------------

BANKS (Continued)
-----------------------------------------------------------------
Washington Mutual Inc.                         7,312  $   375,617
Wells Fargo & Company                         23,696    1,176,269
Wilmington Trust Corp.                           696       41,342
WSFS Financial Corp.                           3,000       40,687
Zions Bancorp                                  1,239       71,165
-----------------------------------------------------------------
                                                       11,865,093
-----------------------------------------------------------------
BEVERAGES - 1.27%
-----------------------------------------------------------------
Anheuser-Busch Companies Inc.                 12,342      539,345
Brown-Forman Corp. "B"                           920       58,420
Coca-Cola Co.                                 34,822    1,846,611
Coca-Cola Enterprises Inc.*                    6,149      139,582
Coors (Adolf) Company "B"                        601       40,237
PepsiAmericas Inc.                             1,784       28,829
PepsiCo Inc.                                  20,385      939,341
-----------------------------------------------------------------
                                                        3,592,365
-----------------------------------------------------------------

BIOTECHNOLOGY - 0.70%
-----------------------------------------------------------------
Amgen Inc.+                                   14,854    1,070,416
Applera Corp. - Celera Genomics Group+         1,500       65,250
Biogen Inc.+                                   2,320      166,025
Chiron Corp.+                                  3,043      142,450
CuraGen Corp.+*                                1,300       36,156
Gene Logic Inc.+                               1,300       26,081
Genentech Inc.+                                2,200      115,500
Genzyme Corp. - General Division+              1,264      111,153
Immunex Corp.+                                 3,752      122,174
Millennium Pharmaceuticals Inc.+               3,200      108,000
-----------------------------------------------------------------
                                                        1,963,205
-----------------------------------------------------------------

BUILDING MATERIALS - 0.10%
-----------------------------------------------------------------
American Standard Companies Inc.+              1,061       60,084
Masco Corp.                                    6,804      159,009
Vulcan Materials Co.                           1,488       62,987
-----------------------------------------------------------------
                                                          282,080
-----------------------------------------------------------------
CHEMICALS - 0.79%
-----------------------------------------------------------------
Air Products & Chemicals Inc.                  3,272      132,680
Ashland Inc.                                     965       37,452
Cabot Corp.                                    1,814       62,202
Cabot Microelectronics Corp.+                    708       42,878
Crompton Corp.                                 3,296       39,222
Dow Chemical Co.                              12,708      416,949
Du Pont (E.I.) de Nemours                     14,453      631,452
Eastman Chemical Co.                           1,145       58,910
Engelhard Corp.                                2,317       55,446
IMC Global Inc.                                2,294       31,543
Lubrizol Corp.                                 1,566       50,535
Lyondell Chemical Co.                          2,375       38,000
Millennium Chemicals Inc.                      2,016       36,086
Olin Corp.                                     1,312       27,224
PPG Industries Inc.                            2,821      144,153
Praxair Inc.                                   2,332      104,007
Rohm & Haas Co. 'A"                            3,368      123,774
Sherwin-Williams Co.                           2,643       66,339
Sigma-Aldrich Corp.                            1,889       82,172
Solutia Inc.                                   2,575       34,556
Valspar Corp.                                    782       25,610
-----------------------------------------------------------------
                                                        2,241,190
-----------------------------------------------------------------

COAL - 0.01%
-----------------------------------------------------------------
Massey Energy Co.                              1,256       24,668
-----------------------------------------------------------------
                                                           24,668
-----------------------------------------------------------------

COMMERCIAL SERVICES - 0.61%
-----------------------------------------------------------------
ANC Rental Corp.+                              6,302       19,300
Apollo Group Inc. "A"+                         2,440       85,705
Block (H & R) Inc.                             1,603       79,028
Caremark Rx Inc.+*                             3,728       52,192
Cendant Corp.+                                11,952      156,332
Comdisco Inc.                                  2,153       27,451
Concord EFS Inc.+                              3,047      140,924
Deluxe Corp.                                   2,247       54,714
Donnelley (R.R.) & Sons Co.                    2,773       82,219
Dun & Bradstreet Corp.+                        1,731       43,448
Ecolab Inc.*                                   2,003       84,026
Equifax Inc.                                   2,376       72,017
First Health Group Corp.+                      1,100       46,956
Manpower Inc.                                  1,764       60,029
McKesson HBOC Inc.                             4,533      131,820
Modis Professional Services Inc.+              2,600       15,938
Moody's Corp.                                  2,863       77,186
MPW Industrial Services Group Inc.+            2,500        3,906
Paychex Inc.                                   5,655      225,847
Quintiles Transnational Corp.+                 2,219       39,942
Robert Half International Inc.+                3,682       88,589
Servicemaster Co.                              4,728       50,731
Valassis Communications Inc.+                  1,054       31,862
Viad Corp.                                     2,057       50,170
-----------------------------------------------------------------
                                                        1,720,332
-----------------------------------------------------------------

COMPUTERS - 4.30%
-----------------------------------------------------------------
Affiliated Computer Services Inc. "A"+*          800       50,312
Apple Computer Inc.+                           4,436       80,957
Brocade Communications System Inc.+            2,000       77,625
Ceridian Corp.+                                2,438       49,321
Cisco Systems Inc.+                          102,586    2,430,006
Commerce One Inc.+                             2,200       38,362
Compaq Computer Corp.                         24,159      488,012
Computer Sciences Corp.+                       2,571      153,514
Dell Computer Corp.+                          37,098      811,519
Diebold Inc.                                   1,778       49,339

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

COMPUTERS (Continued)
-----------------------------------------------------------------
DST Systems Inc.+                              1,128  $    68,808
Echelon Corp.+*                                1,300       21,531
Electronic Data Systems Corp.                  6,776      432,512
Electronics For Imaging Inc.+                    793       19,379
EMC Corp.+                                    31,032    1,233,832
Gateway Inc.+                                  4,710       81,012
Hewlett-Packard Co.                           27,802      802,088
International Business Machines Corp.         24,876    2,485,112
Internet Security Systems Inc.+                  800       44,600
Iomega Corp.+                                  5,567       20,208
Juniper Networks Inc.+*                        3,800      245,337
Kana Communications Inc.+                      1,200        3,675
Lexmark International Group Inc. "A"+          1,912       99,424
McDATA Corporation "A"+                        1,053       18,822
Mentor Graphics Corp.+                         1,793       43,928
NCR Corp.+                                     1,353       59,532
Network Appliance Inc.+                        4,800      142,800
Palm Inc.+                                     8,286      143,969
Proxicom Inc.+                                   900        4,612
Quantum Corp. - Hard Disk Drive +              2,688       28,224
Quantum DLT & Storage Group+                   3,077       38,678
Redback Networks Inc.+                         1,200       37,031
RSA Security Inc.+                               793       37,667
Sapient Corp.+*                                2,400       30,900
Silicon Graphics Inc.+                         5,298       24,530
Storage Technology Corp.+                      1,616       16,564
Sun Microsystems Inc.+                        45,896      912,183
SunGard Data Systems Inc.+*                    2,121      118,140
Synopsys Inc.+                                 1,318       71,584
3Com Corp.+                                    4,778       43,599
Turnstone Systems Inc.+                        1,200        7,725
Unisys Corp.+                                  4,460       73,055
VeriSign Inc.+*                                2,460      118,003
Veritas Software Corp.+                        5,637      366,053
-----------------------------------------------------------------
                                                       12,124,084
-----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.09%
-----------------------------------------------------------------
Alamosa Holdings Inc.                          1,052       42,143
Avon Products Inc.                             3,560      151,158
Colgate-Palmolive Co.                          8,122      479,604
Estee Lauder Companies Inc. "A"*               1,150       44,436
Gillette Co.                                  15,173      493,274
International Flavors & Fragrances Inc.        2,078       41,996
Kimberly-Clark Corp.                           7,491      535,606
Procter & Gamble Co.                          18,362    1,294,521
-----------------------------------------------------------------
                                                        3,082,738
-----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.17%
-----------------------------------------------------------------
Costco Wholesale Corp.+                        6,498      271,291
Fastenal Co.*                                    614       36,840
Genuine Parts Co.                              2,578       69,503
Grainger (W.W.) Inc.                           1,535       53,740
Tech Data Corp.+                               1,171       35,789
-----------------------------------------------------------------
                                                          467,163
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.94%
-----------------------------------------------------------------
American Express Co.                          19,054      836,090
Bear Stearns Companies Inc.                    1,788       93,298
Capital One Financial Corp.                    3,025      167,131
CIT Group Inc. (The)                           4,100       94,710
Citigroup Inc.                                71,308    3,506,927
Countrywide Credit Industries Inc.             1,831       80,985
Edwards (A.G.) Inc.                            1,901       73,892
Fannie Mae                                    14,173    1,129,588
Franklin Resources Inc.                        3,899      162,744
Freddie Mac                                    9,863      649,479
Goldman Sachs Group Inc. (The)                 4,400      403,700
Hoening Group Inc.+                            3,600       38,250
Household International Inc.                   6,722      389,338
Legg Mason Inc.                                1,150       55,016
Lehman Brothers Holdings Inc.                  3,510      240,961
MBNA Corp.                                    12,382      407,120
Merrill Lynch & Co. Inc.                      11,598      694,720
Morgan Stanley Dean Witter & Co.              16,056    1,045,727
Providian Financial Corp.*                     4,278      213,943
Schwab (Charles) Corp.                        20,526      428,993
Stilwell Financial Inc.                        3,908      124,665
T Rowe Price Group Inc.                        2,291       81,760
USA Education Inc.                             2,420      175,523
-----------------------------------------------------------------
                                                       11,094,560
-----------------------------------------------------------------

ELECTRIC - 1.49%
-----------------------------------------------------------------
AES Corp.+                                     7,160      386,425
Ameren Corp.                                   1,855       78,225
American Electric Power Inc.*                  4,407      209,509
Calpine Corp.+                                 4,300      191,307
Cinergy Corp.                                  2,186       71,329
Consolidated Edison Inc.                       3,747      138,152
Constellation Energy Group Inc.                2,339       99,875
Dominion Resources Inc.                        3,255      213,398
DTE Energy Co.*                                2,192       79,592
Duke Energy Corp.                             10,418      424,533
Edison International                           5,770       85,973
Entergy Corp.                                  3,239      125,770
Exelon Corp.                                   4,864      317,960
FirstEnergy Corp.                              3,225       90,848
FPL Group Inc.                                 2,460      160,023
GPU Inc.                                       2,041       63,251
Niagara Mohawk Holdings Inc.+                  4,316       74,149
NiSource Inc.                                  3,348       95,853
PG&E Corp.                                     6,281       87,683
Pinnacle West Capital Corp.                    1,300       60,385
PP&L Resources Inc.                            2,673      122,129
Progress Energy Inc.                           3,224      139,470
Public Service Enterprise Group Inc.           2,906      130,218
Reliant Energy Inc.                            4,460      187,365

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------
ELECTRIC (Continued)
-----------------------------------------------------------------
Southern Co.                                   9,241  $   286,009
TXU Corporation                                3,626      149,536
Xcel Energy Inc.                               5,046      142,297
-----------------------------------------------------------------
                                                        4,211,264
-----------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.22%
-----------------------------------------------------------------
American Power Conversion Corp.+               3,774       45,996
Emerson Electric Co.                           5,886      393,773
Hubbell Inc. "B"                               1,359       37,984
Molex Inc.*                                    2,997      108,829
Superconductor Technologies Inc.+*             3,200       21,300
-----------------------------------------------------------------
                                                          607,882
-----------------------------------------------------------------

ELECTRONICS - 0.67%
-----------------------------------------------------------------
Agilent Technologies Inc.+                     6,615      238,140
Applera Corp. - Applied Biosystems Group       3,412      235,769
Arrow Electronics Inc.+*                       1,661       45,511
Avnet Inc.                                     1,492       36,554
AVX Corp.                                      1,272       22,654
Jabil Circuit Inc.+                            3,128       70,317
Johnson Controls Inc.*                         1,310       87,089
Millipore Corp.                                  876       45,990
Parker Hannifin Corp.                          1,998       85,974
PerkinElmer Inc.                                 808       59,162
Sanmina Corp.+*                                4,656      138,807
SCI Systems Inc.+                              2,258       46,221
Sensormatic Electronics Corp.+                 1,536       33,638
Solectron Corp.+                               9,390      255,877
Symbol Technologies Inc.*                      2,577      119,444
Tektronix Inc.+                                1,896       46,812
Thermo Electron Corp.+                         2,879       80,324
Thomas & Betts Corp.                           1,143       21,808
Varian Inc.+                                   1,395       42,460
Vishay Intertechnology Inc.+                   2,053       36,831
Waters Corp.+                                  2,300      151,478
-----------------------------------------------------------------
                                                        1,900,860
-----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-----------------------------------------------------------------
Fluor Corp.+                                   1,256       47,879
Washington Group Warrants
  (Expires 03/11/03)+                             25           65
-----------------------------------------------------------------
                                                           47,944
-----------------------------------------------------------------
ENTERTAINMENT - 0.05%
-----------------------------------------------------------------
Golden Books Family Entertainment Inc.+            1            1
International Game Technology Inc.+            1,757       94,878
Macrovision Corp.+                               900       36,056
-----------------------------------------------------------------
                                                          130,935
-----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.08%
-----------------------------------------------------------------
Waste Management Inc.                          9,348      237,159
-----------------------------------------------------------------
                                                          237,159
-----------------------------------------------------------------

FOOD - 1.20%
-----------------------------------------------------------------
Albertson's Inc.                               5,986      173,893
Archer-Daniels-Midland Co.                     9,026      135,841
Campbell Soup Co.                              6,171      184,698
ConAgra Foods Inc.                             7,363      144,904
Dean Foods Co.                                   615       20,270
Delhaize America Inc. "A"                        898       19,397
Dole Food Co.                                  1,600       26,400
Flowers Industries Inc.                        1,975       34,760
General Mills Inc.                             3,774      169,264
Heinz (H.J.) Co.                               4,612      196,379
Hershey Foods Corp.                            1,809      115,939
Hormel Foods Corp.                             1,622       34,873
IBP Inc.                                       2,170       57,613
Keebler Foods Co.                                793       33,274
Kellogg Co.                                    5,970      158,742
Kroger Co.+                                   11,828      286,711
McCormick & Co. Inc.                           1,033       40,597
Quaker Oats Co.                                1,720      167,734
Ralston Purina Group                           4,640      144,675
Safeway Inc.+                                  7,043      382,505
Sara Lee Corp.                                11,846      256,940
Smithfield Foods Inc.+                         1,100       32,351
Suiza Foods Corp.+                               614       30,068
SUPERVALU Inc.                                 2,037       28,579
Sysco Corp.                                    9,646      262,950
Whole Foods Market Inc.+*                        625       26,953
Winn-Dixie Stores Inc.                         2,550       65,127
Wrigley (William Jr.) Co.                      1,519      141,449
-----------------------------------------------------------------
                                                        3,372,886
-----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.31%
-----------------------------------------------------------------
Boise Cascade Corp.                              966       30,989
Bowater Inc.                                     946       47,612
Georgia-Pacific (Timber Group)                 1,639       52,005
Georgia-Pacific Corp.                          3,565      106,986
International Paper Co.                        6,839      257,557
Mead Corp.                                     1,710       46,837
Temple-Inland Inc.                               839       39,928
Westvaco Corp.                                 1,527       40,023
Weyerhaeuser Co.                               3,156      169,603
Willamette Industries Inc.                     1,713       79,620
-----------------------------------------------------------------
                                                          871,160
-----------------------------------------------------------------

GAS - 0.05%
-----------------------------------------------------------------
EnergySouth Inc.                               3,000       63,000
Sempra Energy                                  3,609       80,661
-----------------------------------------------------------------
                                                          143,661
-----------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.05%
-----------------------------------------------------------------
Black & Decker Corp.                           1,124  $    46,657
SPX Corp.+                                       517       50,149
Stanley Works (The)                            1,552       54,010
-----------------------------------------------------------------
                                                          150,816
-----------------------------------------------------------------

HEALTH CARE - 2.10%
-----------------------------------------------------------------
Aetna Inc.+                                    1,561       58,116
Apogent Technologies Inc.+                     2,389       47,971
Bard (C.R.) Inc.                                 927       41,131
Bausch & Lomb Inc.*                              955       51,303
Baxter International Inc.                      4,156      382,726
Beckman Coulter Inc.                           1,238       50,077
Becton Dickinson & Co.                         3,880      139,602
Biomet Inc.                                    2,940      114,109
Boston Scientific Corp.+                       6,549      107,993
Guidant Corp.+                                 4,604      234,666
HCA - The Healthcare Company                   8,277      327,769
Health Management Associates Inc. "A"+         3,676       63,595
Health Net Inc.+                               2,722       59,802
Healthsouth Corp.+                             6,624      105,454
IDEXX Laboratories Inc.+                       1,736       40,905
Johnson & Johnson                             19,720    1,919,348
Lincare Holdings Inc.+                         1,014       59,763
Medtronic Inc.                                17,244      882,548
Oxford Health Plans Inc.+                      1,696       56,074
PacifiCare Health Systems Inc. "A"+              867       33,921
Quest Diagnostics Inc.+                          747       78,734
St. Jude Medical Inc.+                         1,404       78,792
Steris Corp.+                                  2,007       37,531
Stryker Corp.                                  3,078      172,830
Tenet Healthcare Corp.+                        4,944      228,067
United Wisconsin Services                      4,900       30,870
UnitedHealth Group Inc.                        4,614      273,287
Universal Health Services Inc. "B"+              614       55,107
Varian Medical Systems Inc.+                   1,095       72,708
Wellpoint Health Networks Inc.+                1,077      106,461
-----------------------------------------------------------------
                                                        5,911,260
-----------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED - 0.27%
-----------------------------------------------------------------
Berkshire Hathaway Inc. "A"+                      11      773,300
-----------------------------------------------------------------
                                                          773,300
-----------------------------------------------------------------

HOME BUILDERS - 0.01%
-----------------------------------------------------------------
Clayton Homes Inc.                             2,612       33,303
-----------------------------------------------------------------
                                                           33,303
-----------------------------------------------------------------

HOME FURNISHINGS - 0.07%
-----------------------------------------------------------------
Ethan Allen Interiors Inc.                     1,071       36,371
Leggett & Platt Inc.                           3,394       65,640
Maytag Corp.                                   1,324       44,354
Whirlpool Corp.                                  968       51,178
-----------------------------------------------------------------
                                                          197,543
-----------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.16%
-----------------------------------------------------------------
American Greetings Corp. "A"                   2,800       36,568
Avery Dennison Corp.                           1,664       88,192
Clorox Co.                                     3,532      127,011
Dial Corp.                                     1,714       24,116
Fortune Brands Inc.                            1,869       63,135
Lifetime Hoan Corp.                            2,000       13,625
Newell Rubbermaid Inc.                         4,056      106,713
-----------------------------------------------------------------
                                                          459,360
-----------------------------------------------------------------

INSURANCE - 2.46%
-----------------------------------------------------------------
AFLAC Inc.                                     3,828      230,292
Allmerica Financial Corp.                        914       48,579
Allstate Corp.                                10,191      406,213
Ambac Financial Group Inc.                     1,656       93,398
American Financial Group Inc.                  1,300       31,200
American General Corp.                         3,546      270,347
American International Group Inc.             32,895    2,690,811
American National Insurance Co.                  400       29,206
AON Corp.                                      3,888      133,225
Chubb Corp.                                    2,470      177,223
CIGNA Corp.                                    2,216      243,029
Cincinnati Financial Corp.                     2,265       83,380
Conseco Inc.                                   5,000       70,100
Hartford Financial Services Group Inc.         3,206      204,703
Jefferson-Pilot Corp.                          1,462       98,700
Lincoln National Corp.                         2,760      121,081
Loews Corp.                                    1,367      148,552
Markel Corp.+                                    200       35,950
Marsh & McLennan Companies Inc.                3,983      426,181
MBIA Inc.                                      1,470      111,691
Mercury General Corp.                          1,200       41,040
MetLife Inc.*                                 10,900      336,265
MGIC Investment Corp.                          1,663       96,371
Old Republic International Corp.               2,624       74,128
PMI Group Inc. (The)                             704       39,431
Progressive Corporation                        1,118      110,682
Protective Life Corp.                          1,239       37,294
Radian Group Inc.*                               636       39,337
SAFECO Corp.*                                  1,888       41,064
Selective Insurance Group Inc.                 2,500       54,375
St. Paul Companies Inc.                        3,170      146,739
Torchmark Corp.                                2,013       70,012
Transatlantic Holdings Inc.                      237       23,624
21st Century Insurance Group                   1,264       23,801
Unitrin Inc.                                   1,328       51,128
UNUMProvident Corp.                            3,875      101,409
-----------------------------------------------------------------
                                                        6,940,561
-----------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

IRON / STEEL - 0.03%
-----------------------------------------------------------------
Allegheny Technologies Inc.                    1,806  $    32,002
Nucor Corp.                                    1,435       63,427
-----------------------------------------------------------------
                                                           95,429
-----------------------------------------------------------------

LEISURE TIME - 0.23%
-----------------------------------------------------------------
Brunswick Corp.                                1,425       30,338
Callaway Golf Co.                              1,846       44,396
Carnival Corp. "A"                             8,459      282,023
Galileo International Inc.                     1,493       33,966
Harley-Davidson Inc.                           4,354      188,746
Sabre Holdings Corp.+                          1,838       79,255
-----------------------------------------------------------------
                                                          658,724
-----------------------------------------------------------------

LODGING - 0.17%
-----------------------------------------------------------------
Harrah's Entertainment Inc.+                   1,832       56,829
Hilton Hotels Corp.                            5,423       58,080
Mandalay Resort Group Inc.+                    1,398       28,351
Marriott International Inc. "A"                3,406      145,368
MGM Grand Inc.+*                                 798       21,450
Park Place Entertainment Corp.+                3,859       43,028
Starwood Hotels & Resorts
  Worldwide Inc.                               3,297      115,065
-----------------------------------------------------------------
                                                          468,171
-----------------------------------------------------------------

MACHINERY - 0.26%
-----------------------------------------------------------------
Caterpillar Inc.                               4,898      203,757
Cognex Corp.+                                  1,036       21,303
Deere & Co.                                    3,292      133,984
Dover Corp.                                    3,048      116,921
Imation Corp.+                                   753       16,641
Ingersoll-Rand Co.                             2,587      112,146
Rockwell International Corp.                   2,673      122,851
-----------------------------------------------------------------
                                                          727,603
-----------------------------------------------------------------

MANUFACTURERS - 3.59%
-----------------------------------------------------------------
Cooper Industries Inc.                         1,340       57,620
Crane Co.                                      1,296       34,538
Danaher Corp.                                  2,145      136,079
Eastman Kodak Co.                              4,406      198,270
Eaton Corp.*                                   1,059       75,348
General Electric Co.                         140,934    6,553,431
Harsco Corp.                                   1,012       27,931
Honeywell International Inc.                  11,405      532,728
Illinois Tool Works Inc.                       4,328      262,060
ITT Industries Inc.                            1,364       55,310
Minnesota Mining & Manufacturing Co.           5,459      615,502
Pall Corp.                                     2,283       52,212
Textron Inc.                                   2,754      145,907
Tyco International Ltd.                       24,882    1,359,801
U.S. Industries Inc.                           2,236       18,671
-----------------------------------------------------------------
                                                       10,125,408
-----------------------------------------------------------------

MEDIA - 2.74%
-----------------------------------------------------------------
AOL Time Warner Inc.+                         61,692  $ 2,716,299
Belo (A.H.) Corp.                              2,875       51,750
Cablevision Systems Corp.+*                    1,586      123,074
Chris-Craft Industries Inc.+                     825       58,493
Clear Channel Communications Inc.+             8,478      484,518
Comcast Corp. "A"+                            12,724      551,108
Dow Jones & Co. Inc.                           1,289       79,402
Gannett Co. Inc.                               3,586      237,178
Gemstar-TV Guide International Inc.+           2,600      117,650
Harcourt General Inc.                          1,476       82,715
Hearst-Argyle Television Inc.+                 1,950       39,332
Hispanic Broadcasting Corp.+                   1,750       39,375
Hollinger International Inc.                   3,500       57,050
Knight Ridder Inc.*                            1,151       68,772
McGraw-Hill Companies Inc.                     2,754      162,376
Meredith Corp.                                 1,698       61,026
New York Times Co. "A"                         2,304      101,837
Readers Digest Association Inc.
  (The) "A"                                    1,675       53,751
Scripps (E.W.) Company                           925       58,210
Tribune Co.                                    4,372      177,503
UnitedGlobalCom Inc. "A"+*                     1,800       28,463
Univision Communications Inc.+                 3,292      108,636
USA Networks Inc.+                             3,022       71,206
Viacom Inc. "B"+                              24,553    1,220,284
Walt Disney Co. (The)                         29,384      909,435
Washington Post Company (The) "B"                119       73,959
-----------------------------------------------------------------
                                                        7,733,402
-----------------------------------------------------------------

MINING - 0.20%
-----------------------------------------------------------------
Alcoa Inc.                                    12,486      446,499
Newmont Mining Corp.                           3,933       66,271
Phelps Dodge Corp.                             1,121       51,566
-----------------------------------------------------------------
                                                          564,336
-----------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.09%
-----------------------------------------------------------------
Herman Miller Inc.                             2,246       57,554
HON Industries Inc.                            1,068       26,540
Pitney Bowes Inc.                              3,389      115,395
Xerox Corp.                                    9,404       56,800
-----------------------------------------------------------------
                                                          256,289
-----------------------------------------------------------------

OIL & GAS PRODUCERS - 2.95%
-----------------------------------------------------------------
Amerada Hess Corp.                             1,611      115,992
Anadarko Petroleum Corp.                       3,742      233,875
Apache Corp.                                   2,048      120,218
Burlington Resources Inc.                      3,434      154,324
Casual Male Corp.                              4,700       86,621
Chevron Corp.                                  8,771      751,324
Conoco Inc.                                    8,890      256,032
Devon Energy Corp.                             2,300      131,100
Diamond Offshore Drilling Inc.*                1,207       50,573
ENSCO International Inc.                       2,293       87,386

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

OIL & GAS PRODUCERS (Continued)
-----------------------------------------------------------------
EOG Resources Inc.                             2,018  $    87,985
Exxon Mobil Corp.                             49,186    3,986,525
Global Marine Inc.+                            2,764       79,354
Kerr-McGee Corp.*                              1,406       90,884
Maynard Oil Co.+                                 700       12,775
Murphy Oil Corp.                                 779       49,054
Nabors Industries Inc.+*                       2,458      139,369
Noble Affiliates Inc.                          1,412       62,622
Noble Drilling Corp.+*                         2,225      103,574
Occidental Petroleum Corp.                     5,544      133,001
Ocean Energy Inc.                              3,388       60,984
Phillips Petroleum Co.*                        3,745      199,646
Rowan Companies Inc.+*                         2,397       68,434
Sunoco Inc.                                    1,691       56,209
Texaco Inc.                                    7,318      469,084
Tosco Corp.                                    2,852      114,223
Transocean Sedco Forex Inc.                    4,722      227,246
Ultramar Diamond Shamrock Corp.                2,264       82,410
Unocal Corp.                                   3,681      129,792
USX-Marathon Group Inc.                        4,406      121,694
Valero Energy Corp.                            1,536       56,294
-----------------------------------------------------------------
                                                        8,318,604
-----------------------------------------------------------------

OIL & GAS SERVICES - 0.49%
-----------------------------------------------------------------
Baker Hughes Inc.                              4,606      180,555
BJ Services Co.+                               1,396      106,096
Cooper Cameron Corp.+                          1,061       63,427
Grant Prideco Inc. +                           2,513       45,913
Halliburton Co.*                               6,561      261,259
Schlumberger Ltd.                              7,883      502,541
Smith International Inc.+*                       895       67,662
Varco International Inc.+                      2,002       44,905
Weatherford International Inc.+                1,913       99,533
-----------------------------------------------------------------
                                                        1,371,891
-----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.08%
-----------------------------------------------------------------
Bemis Co.                                      1,062       36,129
Crown Cork & Seal Co. Inc.                     3,010       17,037
Pactiv Corp.+                                  2,782       37,418
Sealed Air Corp.+*                             1,499       58,686
Smurfit-Stone Container Corp.+                 2,712       39,155
Sonoco Products Co.                            2,018       44,840
-----------------------------------------------------------------
                                                          233,265
-----------------------------------------------------------------

PHARMACEUTICALS - 5.54%
-----------------------------------------------------------------
Abbott Laboratories                           22,159    1,085,569
Allergan Inc.                                  2,146      186,595
ALZA Corp.+                                    4,062      160,652
American Home Products Corp.                  18,630    1,150,775
ATSI Communications Inc.+                      1,900       64,600
Bristol-Myers Squibb Co.                      27,820    1,764,066
Cardinal Health Inc.                           4,254      431,781
Dentsply International Inc.                    1,271       47,821
Forest Laboratories Inc. "A"+                  3,050  $   212,067
ICN Pharmaceuticals Inc.                       1,939       51,500
IVAX Corporation+                              2,629       98,588
King Pharmaceuticals Inc.+                     2,600      119,340
Lilly (Eli) and Company                       16,042    1,274,697
MedImmune Inc.+                                3,600      157,275
Merck & Co. Inc.                              32,790    2,629,758
Mylan Laboratories Inc.                        2,556       59,810
Omnicare Inc.                                  2,343       51,944
Pfizer Inc.                                   89,988    4,049,460
Pharmacia Corporation                         18,231      942,543
Schering-Plough Corp.                         20,953      843,358
Sepracor Inc.+*                                1,372       71,258
Sybron Dental Specialties Inc.+                  796       15,641
Tanox Inc.+                                    1,100       37,194
Watson Pharmaceuticals Inc.+                   2,199      122,045
-----------------------------------------------------------------
                                                       15,628,337
-----------------------------------------------------------------

PIPELINES - 0.64%
-----------------------------------------------------------------
Dynegy Inc. "A"                                4,800      225,600
El Paso Corp.                                  7,127      501,028
Enron Corp.                                   10,712      733,772
Questar Corp.                                  1,657       45,402
Williams Companies Inc.                        6,874      286,646
-----------------------------------------------------------------
                                                        1,792,448
-----------------------------------------------------------------

REAL ESTATE - 0.07%
-----------------------------------------------------------------
Correctional Properties Trust                 11,200      134,176
Tarragon Realty Investors Inc.+                5,060       55,660
-----------------------------------------------------------------
                                                          189,836
-----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.43%
-----------------------------------------------------------------
Apartment Investment & Management Co. "A"      1,071       47,124
Archstone Communities Trust*                   2,568       62,942
Arden Realty Inc.                              2,439       58,170
AvalonBay Communities Inc.                     1,529       72,612
Boston Properties Inc.                         1,271       51,272
CarrAmerica Realty Corp.*                      1,839       54,986
Crescent Real Estate Equities Co.              2,568       54,544
Duke-Weeks Realty Corp.                        2,075       47,518
Equity Office Properties Trust                 4,218      121,563
Equity Residential Properties Trust            2,032      105,867
Highwoods Properties Inc.                      2,318       57,718
Host Marriott Corp.                            6,558       82,762
Kimco Realty Corp.                             1,150       48,128
Mack-Cali Realty Corp.                         1,629       43,657
Public Storage Inc.                            2,064       53,107
Rouse Co.                                      2,418       60,574
Simon Property Group Inc.                      1,975       50,580
Spieker Properties Inc.                        1,239       69,359
Vornado Realty Trust                           1,507       56,980
-----------------------------------------------------------------
                                                        1,199,463
-----------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

RETAIL - 3.73%
-----------------------------------------------------------------
Abercrombie & Fitch Co. "A"+                   1,534  $    43,504
Amazon.com Inc.+*                              3,508       35,738
AutoNation Inc.+                               7,222       59,943
AutoZone Inc.+                                 1,893       47,817
Barnes & Noble Inc.+                           1,261       34,047
Bed Bath & Beyond Inc.+                        4,564      112,389
Best Buy Co. Inc.+                             3,198      130,990
BJ's Wholesale Club Inc.+                      1,356       61,712
Borders Group Inc.+                            1,996       31,637
Brinker International Inc.+                    1,717       50,755
CDW Computer Centers Inc.+                     1,016       33,782
Circuit City Stores Inc.                       3,426       51,972
Consolidated Stores Corp.+                     2,635       40,869
CVS Corp.                                      5,608      342,088
Darden Restaurants Inc.                        2,911       63,256
Dollar General Corp.                           5,051       93,949
Dollar Tree Stores Inc.+                       1,405       39,077
eBay Inc.+                                     2,000       76,656
Family Dollar Stores Inc.                      3,007       78,964
Federated Department Stores Inc.+              2,942      142,246
FreeMarkets Inc.+                                200        3,675
Gap Inc.                                      12,336      336,033
Golden State Bancorp Inc.+                       900        1,181
Home Depot Inc.                               33,155    1,409,088
Intimate Brands Inc.                           1,900       30,020
Kmart Corp.+                                   7,637       71,406
Kohls Corp.+                                   4,812      317,159
Limited Inc.                                   6,334      111,795
Lowe's Companies Inc.                          5,539      309,519
May Department Stores Co.                      4,241      167,901
McDonald's Corp.                              18,534      544,900
Nordstrom Inc.                                 2,131       39,317
Office Depot Inc.+                             5,279       48,567
Outback Steakhouse Inc.+                       1,439       38,277
Payless Shoesource Inc.+                         396       30,246
Penney (J.C.) Company Inc.                     3,657       59,170
Pier 1 Imports Inc.                            3,089       40,157
RadioShack Corp.                               2,784      119,155
Rite Aid Corp.+                                7,904       41,259
Ross Stores Inc.                               1,500       31,500
Saks Inc.+                                     2,277       27,324
Sears, Roebuck and Co.                         4,646      190,718
Staples Inc.+*                                 7,150      106,356
Starbucks Corp.+                               2,936      139,827
Target Corp.                                  12,722      496,158
Tiffany & Co.                                  2,372       73,793
TJX Companies Inc.                             4,114      125,806
Toys R Us Inc.+                                3,157       77,662
Tricon Global Restaurants Inc.+                2,142       82,467
Walgreen Co.                                  14,502      642,729
Wal-Mart Stores Inc.                          63,490    3,180,214
Wendy's International Inc.                     2,323       57,494
-----------------------------------------------------------------
                                                       10,522,264
-----------------------------------------------------------------

SEMICONDUCTORS - 2.36%
-----------------------------------------------------------------
Advanced Micro Devices Inc.+                   4,734  $   101,781
Altera Corp.+                                  6,216      143,745
Analog Devices Inc.+                           5,164      192,617
Applied Materials Inc.+                       11,655      492,424
Applied Micro Circuits Corp.+*                 4,400      117,700
Atmel Corp.+                                   5,400       56,700
Axcelis Technologies Inc.+                     1,630       15,027
Broadcom Corp. "A"+*                           3,500      172,375
C-Cube Microsystems Inc.+                      1,357       10,983
Cirrus Logic Inc.+                             1,352       24,336
Conexant Systems Inc.+                         3,798       46,526
Cree Inc.+*                                    1,400       29,400
Cypress Semiconductor Corp.+*                  1,771       34,676
Integrated Device Technology Inc.+             1,514       43,811
Intel Corp.                                   96,020    2,742,571
International Rectifier Corp.+*                  825       27,225
Intersil Holding Corp.+                          800       14,800
KLA-Tencor Corp.+                              2,870      102,603
Lam Research Corp.+                            1,738       37,367
Lattice Semiconductor Corp.+                   2,100       38,850
Linear Technology Corp.                        4,592      181,958
LSI Logic Corp.+                               4,972       80,099
Maxim Integrated Products Inc.+*               4,108      189,482
Microchip Technology Inc.+                     2,063       49,254
Micron Technology Inc.+                        8,120      277,866
National Semiconductor Corp.+                  2,879       58,789
Novellus Systems Inc.+*                        2,212       85,439
NVIDIA Corp.+*                                 1,000       44,688
QLogic Corp.+                                  1,500       56,063
Rambus Inc.+                                   1,416       53,985
Silicon Laboratories Inc.+*                      600        9,750
Teradyne Inc.+                                 2,758       86,132
Texas Instruments Inc.                        24,580      726,339
Varian Semiconductor Equipment
  Associates Inc.+                               995       28,047
Vitesse Semiconductor Corp.+                   2,636      103,957
Xilinx Inc.+                                   4,872      189,399
-----------------------------------------------------------------
                                                        6,666,764
-----------------------------------------------------------------

SOFTWARE - 3.55%
-----------------------------------------------------------------
Adobe Systems Inc.                             3,608      104,858
Akamai Technologies Inc.+*                       700       11,856
Ariba Inc.+*                                   2,600       42,900
At Home Corp. "A"+                             3,472       20,181
Autodesk Inc.*                                 1,149       43,806
Automatic Data Processing Inc.                 9,073      535,307
BEA Systems Inc.+                              2,316       88,877
BMC Software Inc.+                             3,629      109,324
BroadVision Inc.+                              4,000       29,000
Cadence Design Systems Inc.+                   3,452       87,508
ChoicePoint Inc.+                              1,076       59,503
Citrix Systems Inc.+                           2,968       77,168
Clarus Corp.+                                  1,700       11,900
CMGI Inc.+*                                    3,200       13,000
Computer Associates International Inc.         8,289      258,534

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                      Shares        Value
-----------------------------------------------------------------

SOFTWARE (Continued)
-----------------------------------------------------------------
Compuware Corp.+                               5,966  $    61,524
DoubleClick Inc.+                              1,400       18,813
eFunds Corp.+                                  1,238       18,880
Electronic Arts Inc.+                          2,258      112,900
Exodus Communications Inc.+*                   5,300       77,513
First Data Corp.                               5,779      356,911
Fiserv Inc.+                                   1,783       88,259
Global Payments Inc.+                            794       15,086
i2 Technologies Inc.+                          3,992      107,285
IMS Health Inc.                                4,430      119,167
Informix Corp.+                                4,709       33,552
InfoSpace Inc.+                                4,400       16,775
Inktomi Corp.+                                 1,600       18,100
Internet Capital Group Inc.+*                  2,000        7,688
Intuit Inc.+                                   2,912      119,756
Keane Inc.+                                    1,696       25,474
Legato Systems Inc.+                           1,908       24,327
Macromedia Inc.+                                 846       24,798
Mercury Interactive Corp.+                     1,500       94,406
Micromuse Inc.+                                1,600       65,700
Microsoft Corp.+                              76,186    4,494,974
National Data Corp.                              993       25,351
Network Associates Inc.+                       2,432       15,732
Niku Corp.+                                    1,200        7,275
Novell Inc.+                                   5,142       30,531
Openwave Systems Inc.+                         1,300       47,897
Oracle Corp.+                                 79,796    1,516,124
Parametric Technology Corp.+                   5,139       68,413
PeopleSoft Inc.+                               4,545      146,576
Prime Response Inc.+                           3,000        4,781
PSINET Inc.+*                                  2,500        3,203
Puma Technology Inc.+                          2,200       12,169
Rational Software Corp.+                       3,358      117,320
RealNetworks Inc.+                             1,600       11,500
Reynolds & Reynolds Co. "A"                    1,875       41,213
Siebel Systems Inc.+                           6,164      235,773
Sybase Inc.+                                   1,871       36,718
Symantec Corp.+                                1,294       58,958
Total System Services Inc.                       993       23,832
Vicinity Corp.+                                1,100        2,750
Vignette Corp.+                                2,800       17,238
Yahoo! Inc.+                                   7,844      186,785
-----------------------------------------------------------------
                                                       10,005,749
-----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 1.19%
-----------------------------------------------------------------
ADC Telecommunications Inc.+                  11,570      128,716
ADTRAN Inc.+                                     568       13,526
Advanced Fibre Communications Inc.+            1,361       25,774
American Tower Corp.+*                         2,175       62,945
Andrew Corp.+                                  1,990       29,850
Avaya Inc.+                                    4,243       59,402
Ciena Corp.+*                                  3,842      258,134
Commscope Inc.+                                1,346       27,122
Comverse Technology Inc.+                      2,432      182,248
Harris Corp.                                   1,063       26,692
JDS Uniphase Corp.+                           18,780      502,365
Lucent Technologies Inc.                      48,127      557,792
Motorola Inc.                                 31,470      477,400
QUALCOMM Inc.+                                10,744      588,906
RF Micro Devices Inc.+*                        2,000       22,250
Scientific-Atlanta Inc.                        2,600      121,940
Tellabs Inc.+                                  6,052      263,640
-----------------------------------------------------------------
                                                        3,348,702
-----------------------------------------------------------------

TELECOMMUNICATIONS - 1.76%
-----------------------------------------------------------------
Adaptec Inc.+                                  1,656       18,113
Anixter International Inc.+                      725       15,515
Broadwing Inc.+                                3,000       70,560
Cabletron Systems Inc.+                        2,942       39,570
Choice One Communications Inc.+                1,100        9,281
COMARCO Inc.+                                    700       10,588
Copper Mountain Networks Inc.+                 1,200        4,913
Corning Inc.                                  13,379      362,571
Cox Communications Inc. "A"+*                  2,405       99,856
General Motors Corp. "H"+                      8,725      197,796
Global Crossing Ltd.+                         13,223      214,609
Global Telesystems Inc.+                       4,586        5,595
Leap Wireless International Inc.+              1,179       36,033
Level 3 Communications Inc.+*                  3,400       86,063
McLeodUSA Inc. "A"+*                           5,424       71,190
Metromedia Fiber Network Inc. "A"+*            4,600       43,700
Nextel Communications Inc. "A"+               11,702      281,579
NTL Inc.+                                      2,020       52,500
Qwest Communications International Inc.+      23,783      879,258
Sprint Corp. (PCS Group)+*                    14,098      354,988
Verizon Communications Inc.                   38,492    1,905,354
VerticalNet Inc.+                              1,500        4,734
Voicestream Wireless Corp.+                    1,972      187,340
-----------------------------------------------------------------
                                                        4,951,706
-----------------------------------------------------------------

TELEPHONE - 2.14%
-----------------------------------------------------------------
Alltel Corp.                                   4,735      254,270
AT&T Corp.                                    53,899    1,239,677
BellSouth Corp.                               26,735    1,121,801
CenturyTel Inc.                                2,700       77,814
Intermedia Communications Inc.+*               2,000       31,625
SBC Communications Inc.                       48,494    2,313,164
Sprint Corp. (FON Group)                      13,218      295,554
WorldCom Inc.+                                41,681      692,947
-----------------------------------------------------------------
                                                        6,026,852
-----------------------------------------------------------------

TEXTILES - 0.03%
-----------------------------------------------------------------
Cintas Corp.*                                  2,251       81,071
-----------------------------------------------------------------
                                                           81,071
-----------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                      Shares          Value
-------------------------------------------------------------------

TOBACCO - 0.62%
-------------------------------------------------------------------
Philip Morris Companies Inc.                  31,238   $  1,505,047
R.J. Reynolds Tobacco Holdings Inc.            2,922        165,093
UST Inc.                                       2,665         76,859
-------------------------------------------------------------------
                                                          1,746,999
-------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
-------------------------------------------------------------------
Hasbro Inc.                                    3,513         43,140
Marvel Enterprises Inc. "C" Warrants
  (Expires 10/02/01)+                              9              1
Mattel Inc.                                    6,086        103,219
-------------------------------------------------------------------
                                                            146,360
-------------------------------------------------------------------

TRANSPORTATION - 0.32%
-------------------------------------------------------------------
Airborne Inc.                                  1,950         20,124
Alexander & Baldwin Inc.                         990         25,554
Burlington Northern Santa Fe Corp.             5,615        168,506
CNF Transportation Inc.                        1,126         38,892
CSX Corp.*                                     3,198        106,941
FedEx Corp.+                                   4,618        189,015
Kansas City Southern Industries Inc.+          4,402         65,942
Norfolk Southern Corp.                         5,658        102,353
Union Pacific Corp.                            3,363        184,763
-------------------------------------------------------------------
                                                            902,090
-------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------
GATX Corporation                               1,091         47,699
-------------------------------------------------------------------
                                                             47,699
-------------------------------------------------------------------

WATER - 0.04%
-------------------------------------------------------------------
American Water Works Inc.                      1,707         47,335
Southwest Water Co.                            5,125         66,625
-------------------------------------------------------------------
                                                            113,960
-------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $144,418,895)                                    173,340,108
-------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 16.01%

AUSTRALIA - 0.63%
-------------------------------------------------------------------
Coles Myer Ltd. ADR                            6,459        172,455
National Australia Bank*                       7,157        562,182
News Corporation Ltd.*                         5,565        203,401
Rio Tinto PLC ADR                              6,090        451,939
Westpac Banking Corp. ADR                     10,223        375,695
-------------------------------------------------------------------
                                                          1,765,672
-------------------------------------------------------------------

CANADA - 0.43%
-------------------------------------------------------------------
Alcan Aluminium Ltd.                           4,794        176,851
Barrick Gold Corp.                             6,437        104,279
Inco Ltd.+                                     3,485         62,347
Nortel Networks Corp.                         44,524        823,249
Placer Dome Inc.*                              6,895         64,606
-------------------------------------------------------------------
                                                          1,231,332
-------------------------------------------------------------------

DENMARK - 0.71%
-------------------------------------------------------------------
Novo-Nordisk A/S ADR*                         16,714      1,663,043
Tele Denmark A/S ADR*                         20,934        339,131
-------------------------------------------------------------------
                                                          2,002,174
-------------------------------------------------------------------

FINLAND - 0.22%
-------------------------------------------------------------------
Nokia OYJ*                                    28,358        623,876
-------------------------------------------------------------------
                                                            623,876
-------------------------------------------------------------------

FRANCE - 2.21%
-------------------------------------------------------------------
Alcatel SA ADR*                               25,360        981,939
Aventis SA*                                   15,132      1,222,060
AXA-UAP ADR*                                  14,208        885,158
France Telecom SA ADR                          3,970        240,185
LVMH Moet-Hennessy Louis Vuitton ADR          32,020        396,248
Total Fina SA                                 31,425      2,215,777
Total Fina SA Warrants (Expires 08/08/03)+        81          2,256
Vivendi Universal SA ADR*                      4,504        284,653
-------------------------------------------------------------------
                                                          6,228,276
-------------------------------------------------------------------

GERMANY - 0.75%
-------------------------------------------------------------------
DaimlerChrysler AG*                           25,485      1,249,275
Deutsche Telekom AG ADR*                      23,910        587,469
SAP AG ADR*                                    7,210        278,955
-------------------------------------------------------------------
                                                          2,115,699
-------------------------------------------------------------------

IRELAND - 0.26%
-------------------------------------------------------------------
Allied Irish Banks PLC ADR*                   33,975        744,392
-------------------------------------------------------------------
                                                            744,392
-------------------------------------------------------------------

ITALY - 0.62%
-------------------------------------------------------------------
Benetton Group SpA ADR*                       14,596        526,186
ENI-Ente Nazionale Idrocarburi SpA ADR*        4,620        303,765
Fiat SpA ADR                                  13,309        335,108
San Paolo-IMI SpA ADR*                        17,950        556,989
-------------------------------------------------------------------
                                                          1,722,048
-------------------------------------------------------------------

JAPAN - 3.53%
-------------------------------------------------------------------
Canon Inc. ADR                                10,145        332,452
Fuji Photo Film Co. Ltd. ADR                   7,646        273,345
Hitachi Ltd. ADR                               4,614        404,879
Honda Motor Company Ltd. ADR*                  5,162        407,798
Ito-Yokado Co. Ltd. ADR                        9,432        472,190
Japan Air Lines ADR+                          59,554        513,653

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                      Shares        Value
-----------------------------------------------------------------

JAPAN (Continued)
-----------------------------------------------------------------
Kirin Brewery Co. Ltd. ADR                     7,510 $    719,083
Kubota Corp. ADR                               8,695      486,920
Kyocera Corp. ADR                              3,230      292,154
Makita Corp. ADR                               9,637       61,436
Matsushita Electric Industrial Co. ADR        23,710      442,666
Mitsubishi Corp. ADR                          27,250      371,281
Mitsui & Co. ADR                               3,694      428,504
NEC Corp. ADR                                  6,984      565,704
Nippon Telegraph & Telephone Corp. ADR        18,758      617,138
Nissan Motor Co. Ltd. ADR+                    32,559      415,127
Pioneer Corp. ADR*                            13,177      340,625
Ricoh Corp. Ltd. ADR                           4,015      349,305
Sony Corp. ADR                                 6,216      444,506
Tokio Marine and Fire Insurance Co. Ltd.
  ADR                                         20,739    1,083,613
Toyota Motor Corp. ADR                        13,489      938,834
-----------------------------------------------------------------
                                                        9,961,213
-----------------------------------------------------------------

NETHERLANDS - 2.05%
Abn Amro Holding NV                           27,162      597,564
Aegon NV ADR                                  13,383      467,468
Akzo Nobel NV ADR                              7,870      379,728
Elsevier NV ADR                               24,631      689,668
ING Groep NV ADR                               5,463      379,132
Koninklijke (Royal) Philips
  Electonics NV                               14,209      463,782
Koninklijke Ahold NV ADR*                     18,619      607,166
Royal Dutch Petroleum Co. - NY Shares         30,100    1,755,733
Unilever NV - NY Shares                        7,853      438,983
-----------------------------------------------------------------
                                                        5,779,224
-----------------------------------------------------------------

NEW ZEALAND - 0.04%
-----------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.*             6,561      115,802
-----------------------------------------------------------------
                                                          115,802
-----------------------------------------------------------------

PORTUGAL - 0.07%
-----------------------------------------------------------------
Banco Comercial Portugues ADR                  7,940      208,822
-----------------------------------------------------------------
                                                          208,822
-----------------------------------------------------------------

SINGAPORE - 0.03%
-----------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd. ADR+*                                   3,290       96,233
-----------------------------------------------------------------
                                                           96,233
-----------------------------------------------------------------

SPAIN - 0.71%
-----------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR*       26,033      384,768
Banco Santander Central Hispano SA ADR*       75,228      780,114
Repsol SA                                     15,730      267,567
Telefonica SA ADR+                            11,131      564,898
-----------------------------------------------------------------
                                                        1,997,347
-----------------------------------------------------------------

SWEDEN - 0.20%
-----------------------------------------------------------------
Telefonaktiebolaget LM Ericsson               69,312      573,990
-----------------------------------------------------------------
                                                          573,990
-----------------------------------------------------------------

SWITZERLAND - 0.18%
-----------------------------------------------------------------
Adecco SA ADR*                                 3,649      284,440
Sulzer Medica ADR*                             9,470      211,181
-----------------------------------------------------------------
                                                          495,621
-----------------------------------------------------------------

UNITED KINGDOM - 3.37%
-----------------------------------------------------------------
AstraZeneca PLC ADR*                          15,746      728,253
Barclays PLC ADR*                              5,430      668,976
BP Amoco PLC ADR                              14,538      721,085
British Sky Broadcasting PLC ADR+              4,228      355,152
British Telecom PLC ADR*                       9,095      770,801
Cadbury Schweppes PLC ADR                     18,136      485,138
Diageo PLC ADR                                25,496    1,032,078
GlaxoSmithKline PLC ADR+                      40,660    2,248,905
Hanson PLC ADR*                               15,491      503,458
Hong Kong & Shanghai Banking ADR*              4,750      315,875
Reuters Group PLC ADR                          4,536      418,446
Vodafone Group PLC ADR*                       44,573    1,217,289
-----------------------------------------------------------------
                                                        9,465,456
-----------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $39,080,433)                                    45,127,177
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $183,499,328)                                  218,467,285
-----------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 16.41%

U.S. GOVERNMENT SECURITIES - 16.41%
-----------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  11/15/28                        $  600,000 $    576,748
  6.00%,  02/15/26                           900,000      955,878
  6.13%,  11/15/27                         1,000,000    1,082,221
  6.13%,  08/15/29                           600,000      653,887
  6.25%,  08/15/23                           580,000      633,349
  6.25%,  05/15/30                         1,000,000    1,114,688
  6.38%,  08/15/27                           100,000      111,594
  6.50%,  11/15/26                           600,000      678,728
  6.63%,  02/15/27                           620,000      712,429
  6.75%,  08/15/26                           500,000      582,265
  6.88%,  08/15/25                           600,000      707,054
  7.13%,  02/15/23                           750,000      901,267
  7.25%,  05/15/16                           850,000    1,010,224
  7.25%,  08/15/22                           300,000      364,682

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                  Face Amount        Value
------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES (Continued)
------------------------------------------------------------------
  7.50%,  11/15/16                        $1,450,000  $  1,764,492
  7.50%,  11/15/24                           500,000       629,675
  7.63%,  02/15/07                           170,000       174,496
  7.63%,  11/15/22                           150,000       189,606
  7.63%,  02/15/25                           500,000       638,087
  7.88%,  02/15/21                           150,000       192,709
  8.00%,  11/15/21                         1,500,000     1,957,383
  8.13%,  05/15/21                           450,000       592,623
  8.13%,  08/15/21                           560,000       738,328
  8.50%,  02/15/20                           200,000       270,395
  8.75%,  05/15/17                           450,000       609,612
  8.75%,  05/15/20                           400,000       553,498
  8.75%,  08/15/20                           850,000     1,178,303
  8.88%,  08/15/17                           950,000     1,301,767
  9.00%,  11/15/18                           350,000       489,453
  9.13%,  05/15/18                           300,000       422,140
  9.38%,  02/15/06                           200,000       240,219
  10.00%,  05/15/10                          330,000       392,906
  10.38%,  11/15/12                          200,000       259,578
  10.63%,  08/15/15                          250,000       381,441
  10.75%,  08/15/05                          400,000       494,500
  11.25%,  02/15/15                          600,000       946,875
  11.75%,  11/15/14                          350,000       512,148
  12.00%,  08/15/13                          650,000       925,793
  12.50%,  08/15/14                          350,000       525,766
U.S. Treasury Notes
  4.75%,  02/15/04                         1,640,000     1,646,375
  5.25%,  08/15/03                         1,250,000     1,270,559
  5.50%,  05/15/09*                        1,530,000     1,582,305
  5.63%,  02/15/06                           500,000       519,402
  5.63%,  05/15/08                           450,000       468,681
  5.75%,  08/15/03                         1,300,000     1,336,882
  5.88%, 11/15/05*                           500,000       524,338
  6.00%,  07/31/02                         1,900,000     1,938,171
  6.13%,  08/15/07                           900,000       961,664
  6.25%,  06/30/02                         1,150,000     1,174,794
  6.25%,  02/15/03                         1,910,000     1,971,599
  6.25%,  02/15/07                           400,000       429,177
  6.38%,  08/15/02                         1,000,000     1,026,067
  6.50%,  05/15/05                           400,000       427,085
  6.50%,  08/15/05                           600,000       642,589
  6.50%,  10/15/06                           750,000       811,641
  6.63%,  04/30/02                           500,000       511,689
  6.63%,  05/15/07                           400,000       437,455
  6.88%,  05/15/06                           510,000       558,918
  7.00%,  07/15/06                           700,000       772,143
  7.25%,  08/15/04                           310,000       335,461
  7.50%,  02/15/05                           400,000       440,236
------------------------------------------------------------------
                                                        46,254,038
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
(Cost: $43,454,750)                                     46,254,038
------------------------------------------------------------------


Security                                  Face Amount        Value
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.69%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $9,069,693  $  9,069,693
Federal National Mortgage Association
  Discount Note
  5.39%, 03/20/01++                        1,846,148     1,846,148
Goldman Sachs Financial Square Prime
  Obligation Fund++                        4,516,243     4,516,243
Providian Temp Cash Money Market Fund++    9,069,693     9,069,693
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $24,501,777)                                     24,501,777
------------------------------------------------------------------

REPURCHASE AGREEMENT - 5.88%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 02/28/01,
  due 03/31/01, with a maturity value of
  $16,590,565 and an effective yield of
  5.10%.                                  16,588,215    16,588,215
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $16,588,215)                                     16,588,215
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.47%
(Cost $268,044,070)                                    305,811,315
------------------------------------------------------------------

Other Assets, Less Liabilities - (8.47%)               (23,879,315)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $281,932,000
==================================================================

+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*    Denotes all or part of security on loan. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 93.62%

U.S. COMMON STOCKS - 73.19%

ADVERTISING - 0.18%
-----------------------------------------------------------------
Interpublic Group of Companies Inc.            8,500  $   319,600
Omnicom Group Inc.                             5,356      485,736
-----------------------------------------------------------------
                                                          805,336
-----------------------------------------------------------------

AEROSPACE / DEFENSE - 0.83%
-----------------------------------------------------------------
Boeing Co.                                    22,095    1,374,309
General Dynamics Corp.                         5,637      384,331
Goodrich (B.F.) Co.                            3,079      124,515
Litton Industries Inc.+                        1,600      126,800
Lockheed Martin Corp.                         10,934      409,588
Northrop Grumman Corp.                         1,908      179,257
Raytheon Co. "B"                               8,561      284,311
United Technologies Corp.                     11,235      875,319
-----------------------------------------------------------------
                                                        3,758,430
-----------------------------------------------------------------

AIRLINES - 0.20%
-----------------------------------------------------------------
AMR Corp.+                                     3,339      111,022
Continental Airlines Inc. "B"+*                1,961       87,755
Delta Air Lines Inc.                           2,915      122,780
Northwest Airlines Corp. "A"+                  2,310       50,820
Southwest Airlines Co.                        18,159      337,757
UAL Corp.                                      2,491       94,783
US Airways Group Inc.+                         2,302       95,073
-----------------------------------------------------------------
                                                          899,990
-----------------------------------------------------------------

APPAREL - 0.15%
-----------------------------------------------------------------
Jones Apparel Group Inc.+                      4,263      163,699
Liz Claiborne Inc.*                            1,658       80,745
Nike Inc. "B"                                  7,687      300,177
VF Corp.                                       3,341      120,577
-----------------------------------------------------------------
                                                          665,198
-----------------------------------------------------------------

AUTO MANUFACTURERS - 0.47%
-----------------------------------------------------------------
Ford Motor Company+                           44,945    1,249,920
General Motors Corp. "A"                      13,725      731,817
Navistar International Corp.+                  1,814       45,386
PACCAR Inc.                                    2,163      100,309
-----------------------------------------------------------------
                                                        2,127,432
-----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.14%
-----------------------------------------------------------------
Dana Corp.                                     4,572       77,404
Delphi Automotive Systems Corp.               15,858      222,488
Goodyear Tire & Rubber Co.                     4,436      113,118
TRW Inc.                                       3,453      134,805
Visteon Corp.                                  4,425       63,720
-----------------------------------------------------------------
                                                          611,535
-----------------------------------------------------------------

BANKS - 4.71%
-----------------------------------------------------------------
AmSouth Bancorp                               11,130  $   193,885
Associated Bancorp                             3,828      133,262
Bank of America Corp.                         39,992    1,997,600
Bank of New York Co. Inc.                     19,111      989,568
Bank One Corp.                                27,087      955,359
BB&T Corp.                                     9,719      351,147
Charter One Financial Inc.                     8,152      232,821
Comerica Inc.                                  4,234      269,494
Commerce Bancshares Inc.                       3,814      150,891
Compass Bancshares Inc.                        5,715      121,801
Fifth Third Bancorp                           12,272      660,387
First Tennessee National Corp.                 7,242      224,502
First Union Corp.                             24,452      791,511
First Virginia Banks Inc.                      2,941      134,698
FleetBoston Financial Corp.                   21,247      876,439
Golden West Financial Corp.                    4,583      251,378
Greenpoint Financial Corp.                     4,893      168,808
Huntington Bancshares Inc.                    12,024      179,608
JP Morgan Chase & Co.                         46,489    2,169,177
KeyCorp                                        9,549      248,274
M&T Bank Corp.*                                2,500      171,250
Marshall & Ilsley Corp.                        5,282      284,964
Mellon Financial Corp.                        12,572      582,209
Mercantile Bankshares Corp.                    3,939      152,390
National City Corp.                           14,248      387,546
National Commerce Bancorp                      5,716      146,115
North Fork Bancorp                             7,422      185,550
Northern Trust Corp.                           6,270      445,954
Old Kent Financial Corp.                       3,920      155,781
PNC Financial Services Group*                  6,460      448,970
Popular Inc.                                   5,900      160,775
Regions Financial Corp.                        6,553      196,590
SouthTrust Corp.                               4,714      199,461
Sovereign Bancorp Inc.                        10,678       95,101
State Street Corp.                             4,511      453,130
Summit Bancorp                                 4,952      207,984
SunTrust Banks Inc.                            7,362      483,904
Synovus Financial Corp.                        7,873      219,027
TCF Financial Corp.                            5,058      186,640
U.S. Bancorp*                                 50,817    1,178,948
Union Planters Corp.                           4,957      188,663
UnionBanCal Corporation                        2,790       74,270
Wachovia Corp.                                 6,573      415,019
Washington Mutual Inc.                        13,694      703,461
Wells Fargo & Company                         41,433    2,056,734
Wilmington Trust Corp.                         1,833      108,880
Zions Bancorp                                  3,921      225,212
-----------------------------------------------------------------
                                                       21,215,138
-----------------------------------------------------------------

BEVERAGES - 1.55%
-----------------------------------------------------------------
Anheuser-Busch Companies Inc.                 22,924    1,001,779
Brown-Forman Corp. "B"                         1,930      122,555
Coca-Cola Co.                                 68,685    3,642,366
Coca-Cola Enterprises Inc.*                   11,890      269,903
Coors (Adolf) Company "B"                        779       52,154

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

BEVERAGES (Continued)
-----------------------------------------------------------------
PepsiAmericas Inc.                             5,657  $    91,417
PepsiCo Inc.                                  39,444    1,817,580
-----------------------------------------------------------------
                                                        6,997,754
-----------------------------------------------------------------

BIOTECHNOLOGY - 0.96%
-----------------------------------------------------------------
Alexion Pharmaceuticals Inc.+                    300        8,812
Amgen Inc.+                                   30,952    2,230,478
Applera Corp. - Celera Genomics Group+         1,900       82,650
Biogen Inc.+                                   4,642      332,193
Chiron Corp.+                                  4,674      218,802
CuraGen Corp.+                                 2,100       58,406
Genentech Inc.+                                6,500      341,250
Genzyme Corp. - General Division+              3,301      290,282
Human Genome Sciences Inc.+                    1,700       93,394
IDEC Pharmaceuticals Corp.+                    2,600      146,575
Immunex Corp.+                                 7,096      231,063
Immunomedics Inc.+                             2,000       25,875
Incyte Genomics Inc.+                          1,600       26,900
Invitrogen Corp.+                                500       40,250
Millennium Pharmaceuticals Inc.+               4,800      162,000
Protein Design Labs Inc.+                        500       31,312
Xoma Ltd.+                                     2,400       17,325
-----------------------------------------------------------------
                                                        4,337,567
-----------------------------------------------------------------

BUILDING MATERIALS - 0.12%
-----------------------------------------------------------------
American Standard Companies Inc.+              2,573      145,709
Masco Corp.                                   12,557      293,457
Vulcan Materials Co.                           2,790      118,101
-----------------------------------------------------------------
                                                          557,267
-----------------------------------------------------------------

CHEMICALS - 0.80%
-----------------------------------------------------------------
Air Products & Chemicals Inc.                  6,401      259,561
Ashland Inc.                                   2,044       79,328
Dow Chemical Co.                              23,609      774,611
Du Pont (E.I.) de Nemours                     25,245    1,102,954
Eastman Chemical Co.                           2,030      104,443
Engelhard Corp.                                3,551       84,975
Great Lakes Chemical Corp.*                    1,647       54,532
Hercules Inc.*                                 2,783       39,185
IMC Global Inc.                                5,432       74,690
PPG Industries Inc.                            4,451      227,446
Praxair Inc.                                   4,470      199,362
Rohm & Haas Co. "A"                            6,096      224,028
Sherwin-Williams Co.                           4,705      118,095
Sigma-Aldrich Corp.                            2,719      118,277
Solutia Inc.                                   6,440       86,425
Vertex Pharmaceuticals Inc.+                     900       44,775
-----------------------------------------------------------------
                                                        3,592,687
-----------------------------------------------------------------

COMMERCIAL SERVICES - 0.72%
-----------------------------------------------------------------
Apollo Group Inc. "A"+                         2,896  $   101,722
Aurora Biosciences Corp.+                        900       16,425
Block (H & R) Inc.                             2,740      135,082
Cendant Corp.+                                19,788      258,827
Comdisco Inc.                                  6,529       83,245
Concord EFS Inc.+                              7,624      352,610
Convergys Corp.+                               3,800      160,968
Deluxe Corp.                                   2,044       49,771
Donnelley (R.R.) & Sons Co.                    3,560      105,554
Dun & Bradstreet Corp.+                        2,421       60,755
Ecolab Inc.*                                   3,658      153,453
Equifax Inc.                                   4,276      129,606
First Health Group Corp.+                      3,594      153,419
Manpower Inc.                                  4,163      141,667
McKesson HBOC Inc.                             7,899      229,703
Moody's Corp.                                  4,841      130,513
Paychex Inc.                                  11,170      446,102
Quintiles Transnational Corp.+                 3,278       59,004
Robert Half International Inc.+                7,442      179,055
Servicemaster Co.                             10,690      114,704
Valassis Communications Inc.+                  1,522       46,010
Viad Corp.                                     4,812      117,365
-----------------------------------------------------------------
                                                        3,225,560
-----------------------------------------------------------------

COMPUTERS - 5.31%
-----------------------------------------------------------------
Agile Software Corp.+                          1,000       21,812
Apple Computer Inc.+                           9,018      164,578
Art Technology Group Inc.+                     2,200       53,487
Broadbase Software Inc.+                       3,900       13,650
Brocade Communications System Inc.+            3,400      131,962
Ceridian Corp.+                                4,076       82,457
Cisco Systems Inc.+                          200,049    4,738,661
Commerce One Inc.+                             4,500       78,469
Communication Intelligence Corp.+             14,400       17,550
Compaq Computer Corp.                         44,856      906,091
Computer Sciences Corp.+                       4,722      281,951
Critical Path Inc.+                              300          820
Dell Computer Corp.+                          73,452    1,606,762
Diebold Inc.                                   3,882      107,725
Digex Inc.+                                      800       14,450
DST Systems Inc.+                              3,002      183,122
E.piphany Inc.+                                  900       15,131
Echelon Corp.+                                 2,200       36,437
Electronic Data Systems Corp.                 12,685      809,684
EMC Corp.+                                    61,922    2,462,019
Entrada Networks Inc.+                           500        1,000
Entrust Technologies Inc.+                     1,600       12,850
Extreme Networks Inc.+                         1,400       31,653
Foundry Networks Inc.+                           400        4,600
Gateway Inc.+                                  9,530      163,916
Hewlett-Packard Co.                           49,078    1,415,900
International Business Machines Corp.         48,256    4,820,774
Internet Security Systems Inc.+                1,500       83,625

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

COMPUTERS (Continued)
-----------------------------------------------------------------
internet.com Corp.+                            1,300  $     8,856
Interwoven Inc.+                               2,000       33,125
Intranet Solutions Inc.+*                        200        5,125
Intraware Inc.+*                               2,500        5,156
Juniper Networks Inc.+*                        8,500      548,781
Kana Communications Inc.+                      2,300        7,044
Lexmark International Group Inc. "A"+          3,926      204,152
Liberate Technologies Inc.+                    2,800       26,425
Manhattan Associates Inc.+                       700       20,169
McDATA Corporation "A"+                        2,279       40,737
NCR Corp.+                                     2,711      119,284
Netegrity Inc.+                                  700       31,062
Network Appliance Inc.+                        9,600      285,600
ONYX Software Corp.+                           1,300       14,137
Packeteer Inc.+                                  800       10,950
Palm Inc.+                                    14,466      251,347
Portal Software Inc.+                          2,000       14,312
Proxicom Inc.+                                 1,900        9,737
Quantum DLT & Storage Group+                   7,301       91,774
Redback Networks Inc.+                         1,800       55,547
RSA Security Inc.+                             2,055       97,612
Safeguard Scientifics Inc.+                    1,600       11,504
SanDisk Corp.+                                 1,500       32,437
Sapient Corp.+                                 3,400       43,775
Silicon Storage Technology Inc.+               1,500       15,000
Sun Microsystems Inc.+                        90,516    1,799,005
SunGard Data Systems Inc.+*                    5,069      282,343
Synopsys Inc.+*                                3,203      173,963
3Com Corp.+                                    9,551       87,153
Tumbleweed Communications Corp.+*              1,200        4,462
Unisys Corp.+                                  8,691      142,359
VeriSign Inc.+                                 4,750      227,852
Veritas Software Corp.+                       13,490      876,007
Vitria Technology Inc.+                        2,900       13,594
WatchGuard Technologies Inc.+                  1,500       17,812
Wave Systems Corp. "A"+                        2,200       11,000
WebTrends Corp.+                               1,300       19,662
-----------------------------------------------------------------
                                                       23,899,996
-----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.33%
-----------------------------------------------------------------
Alamosa Holdings Inc.                          1,499       60,050
Avon Products Inc.                             7,309      310,340
Colgate-Palmolive Co.                         15,816      933,935
Estee Lauder Companies Inc. "A"*               3,074      118,779
Gillette Co.                                  29,277      951,795
International Flavors & Fragrances Inc.        2,944       59,498
Kimberly-Clark Corp.                          13,907      994,350
Procter & Gamble Co.                          36,336    2,561,688
-----------------------------------------------------------------
                                                        5,990,435
-----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.18%
-----------------------------------------------------------------
Costco Wholesale Corp.+                       12,392  $   517,366
Fastenal Co.*                                  1,413       84,780
Genuine Parts Co.                              4,991      134,557
Grainger (W.W.) Inc.                           2,636       92,286
-----------------------------------------------------------------
                                                          828,989
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.61%
-----------------------------------------------------------------
American Express Co.                          36,868    1,617,768
Bear Stearns Companies Inc.                    3,197      166,819
Capital One Financial Corp.                    5,510      304,427
CIT Group Inc. (The)                           8,200      189,420
Citigroup Inc.                               125,870    6,190,287
Countrywide Credit Industries Inc.             3,214      142,155
E*trade Group Inc.+*                           4,700       42,347
Edwards (A.G.) Inc.                            4,649      180,707
Fannie Mae                                    25,861    2,061,122
Franklin Resources Inc.                        7,010      292,597
Freddie Mac                                   17,636    1,161,331
Goldman Sachs Group Inc. (The)                14,000    1,284,500
Household International Inc.                  12,521      725,216
Knight Trading Group Inc.+                     4,400       71,500
Legg Mason Inc.                                2,661      127,302
Lehman Brothers Holdings Inc.                  6,710      460,641
MBNA Corp.                                    22,306      733,421
Merrill Lynch & Co. Inc.                      20,684    1,238,972
Morgan Stanley Dean Witter & Co.              29,144    1,898,149
Providian Financial Corp.                      8,680      434,087
Schwab (Charles) Corp.                        38,128      796,875
Stilwell Financial Inc.                        6,206      197,971
T Rowe Price Group Inc.                        3,334      118,982
USA Education Inc.                             4,730      343,067
-----------------------------------------------------------------
                                                       20,779,663
-----------------------------------------------------------------

ELECTRIC - 1.76%
-----------------------------------------------------------------
AES Corp.+                                    11,690      630,909
Ameren Corp.                                   5,270      222,236
American Electric Power Inc.*                  8,924      424,247
Calpine Corp.+                                 6,300      280,287
Cinergy Corp.                                  5,394      176,006
CMS Energy Corp.*                              4,290      126,769
Consolidated Edison Inc.                       8,713      321,248
Constellation Energy Group Inc.                4,157      177,504
Dominion Resources Inc.                        5,653      370,611
DTE Energy Co.*                                6,486      235,507
Duke Energy Corp.                             18,032      734,804
Edison International                           9,897      147,465
Entergy Corp.                                  6,884      267,306
Exelon Corp.                                   9,115      595,848
FirstEnergy Corp.                              8,385      236,205
FPL Group Inc.                                 4,024      261,761
GPU Inc.                                       5,022      155,632
Niagara Mohawk Holdings Inc.+                  4,949       85,024
NiSource Inc.                                  3,209       91,874
PG&E Corp.                                     8,802      122,876

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

ELECTRIC (Continued)
-----------------------------------------------------------------
Pinnacle West Capital Corp.                    2,900  $   134,705
PP&L Resources Inc.                            4,087      186,735
Progress Energy Inc.                           4,624      200,034
Public Service Enterprise Group Inc.           6,319      283,154
Reliant Energy Inc.                            8,307      348,977
Southern Co.                                  15,690      485,605
TXU Corporation                                8,676      357,798
Xcel Energy Inc.                               9,283      261,781
-----------------------------------------------------------------
                                                        7,922,908
-----------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.23%
-----------------------------------------------------------------
American Power Conversion Corp.+               8,132       99,109
Emerson Electric Co.                          10,298      688,936
Molex Inc.*                                    5,541      201,208
Power-One Inc.+                                1,900       33,725
-----------------------------------------------------------------
                                                        1,022,978
-----------------------------------------------------------------

ELECTRONICS - 0.74%
-----------------------------------------------------------------
Aeroflex Inc.+                                 2,300       30,762
Agilent Technologies Inc.+                    11,132      400,752
Applera Corp. - Applied Biosystems Group       6,228      430,355
Arrow Electronics Inc.+*                       4,572      125,273
Avnet Inc.                                     4,312      105,644
AVX Corp.                                      2,096       37,330
GlobeSpan Inc.+                                  500       10,000
Jabil Circuit Inc.+                            4,228       95,045
Johnson Controls Inc.                          2,400      159,552
Keithley Instruments Inc.                        600       13,938
Millipore Corp.                                1,388       72,870
Oak Technology Inc.+                           1,200        6,112
Parker Hannifin Corp.                          3,164      136,147
PerkinElmer Inc.                               1,297       94,966
Sanmina Corp.+*                                7,860      234,326
SCI Systems Inc.+                              6,030      123,434
Solectron Corp.+                              17,412      474,477
Symbol Technologies Inc.                       5,962      276,339
Tektronix Inc.+                                2,588       63,898
Thermo Electron Corp.+                         5,182      144,578
Thomas & Betts Corp.                           1,484       28,315
Varian Inc.+                                   1,659       50,496
Vishay Intertechnology Inc.+                   3,966       71,150
Waters Corp.+                                  2,300      151,478
Zygo Corp.+                                      500       10,437
-----------------------------------------------------------------
                                                        3,347,674
-----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-----------------------------------------------------------------
Fluor Corp.+                                   2,168       82,644
Washington Group Warrants
  (Expires 03/11/03)+                             42          109
-----------------------------------------------------------------
                                                           82,753
-----------------------------------------------------------------

ENTERTAINMENT - 0.06%
-----------------------------------------------------------------
International Game Technology Inc.+            4,672      252,288
-----------------------------------------------------------------
                                                          252,288
-----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.11%
-----------------------------------------------------------------
Allied Waste Industries Inc.+                  5,023       81,121
Waste Management Inc.                         15,534      394,098
-----------------------------------------------------------------
                                                          475,219
-----------------------------------------------------------------

FOOD - 1.47%
-----------------------------------------------------------------
Albertson's Inc.                              11,893      345,492
Archer-Daniels-Midland Co.                    17,897      269,354
Campbell Soup Co.                             12,449      372,599
ConAgra Foods Inc.                            12,966      255,171
Delhaize America Inc. "A"                      5,400      116,640
General Mills Inc.                             8,254      370,192
Heinz (H.J.) Co.                              10,061      428,397
Hershey Foods Corp.                            3,803      243,734
Hormel Foods Corp.                             4,770      102,555
Keebler Foods Co.                              1,766       74,101
Kellogg Co.                                   11,628      309,189
Kroger Co.+                                   22,698      550,200
McCormick & Co. Inc.                           3,163      124,306
Quaker Oats Co.                                3,994      389,495
Ralston Purina Group                           9,039      281,836
Safeway Inc.+                                 13,069      709,777
Sara Lee Corp.                                26,264      569,666
SUPERVALU Inc.                                 3,712       52,079
Sysco Corp.                                   19,948      543,782
Tyson Foods Inc. "A"*                          7,400       93,314
Winn-Dixie Stores Inc.                         4,136      105,633
Wrigley (William Jr.) Co.                      3,544      330,017
-----------------------------------------------------------------
                                                        6,637,529
-----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.37%
-----------------------------------------------------------------
Boise Cascade Corp.                            1,553       49,820
Bowater Inc.                                   2,904      146,158
Georgia-Pacific (Timber Group)                 4,878      154,779
Georgia-Pacific Corp.                          6,382      191,524
International Paper Co.                       12,568      473,311
Mead Corp.                                     2,762       75,651
Temple-Inland Inc.                             1,565       74,478
Westvaco Corp.                                 2,724       71,396
Weyerhaeuser Co.                               5,537      297,558
Willamette Industries Inc.                     3,126      145,296
-----------------------------------------------------------------
                                                        1,679,971
-----------------------------------------------------------------

GAS - 0.05%
-----------------------------------------------------------------
NICOR Inc.                                     2,339       86,543
Sempra Energy                                  5,780      129,183
-----------------------------------------------------------------
                                                          215,726
-----------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                      Shares        Value
-----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.07%
-----------------------------------------------------------------
Black & Decker Corp.                           2,479  $   102,903
Snap-On Inc.                                   1,643       46,497
SPX Corp.+                                     1,040      100,880
Stanley Works (The)                            2,415       84,042
-----------------------------------------------------------------
                                                          334,322
-----------------------------------------------------------------

HEALTH CARE - 2.51%
-----------------------------------------------------------------
Aetna Inc.+                                    3,719      138,458
Apogent Technologies Inc.+                     5,599      112,428
Bard (C.R.) Inc.                               1,421       63,050
Bausch & Lomb Inc.*                            1,585       85,146
Baxter International Inc.                      8,183      753,572
Beckman Coulter Inc.                           2,968      120,056
Becton Dickinson & Co.                         7,075      254,558
Biomet Inc.                                    4,815      186,882
Boston Scientific Corp.+                      11,628      191,746
Guidant Corp.+                                 9,361      477,130
HCA - The Healthcare Company                  15,354      608,018
Health Management Associates Inc. "A"+        12,290      212,617
Healthsouth Corp.+                            10,865      172,971
Hillenbrand Industries Inc.                    3,373      171,011
Johnson & Johnson                             38,392    3,736,693
Medtronic Inc.                                36,188    1,852,102
Oxford Health Plans Inc.+                      3,468      114,661
PacifiCare Health Systems Inc. "A"+            2,569      100,512
Quest Diagnostics Inc.+                        1,600      168,640
St. Jude Medical Inc.+                         2,185      122,622
Stryker Corp.                                  7,872      442,013
Tenet Healthcare Corp.+                        8,720      402,254
UnitedHealth Group Inc.                        8,984      532,122
Varian Medical Systems Inc.+                   1,659      110,158
Wellpoint Health Networks Inc.+                1,785      176,447
-----------------------------------------------------------------
                                                       11,305,867
-----------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED - 0.58%
-----------------------------------------------------------------
Berkshire Hathaway Inc. "A"+                      37    2,601,100
-----------------------------------------------------------------
                                                        2,601,100
-----------------------------------------------------------------
HOME FURNISHINGS - 0.07%
-----------------------------------------------------------------
Leggett & Platt Inc.                           5,549      107,318
Maytag Corp.                                   2,509       84,052
Whirlpool Corp.                                2,089      110,445
-----------------------------------------------------------------
                                                          301,815
-----------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.18%
-----------------------------------------------------------------
Avery Dennison Corp.                           3,428      181,684
Clorox Co.                                     6,602      237,408
Fortune Brands Inc.                            4,627      156,300
Newell Rubbermaid Inc.                         7,904      207,954
Tupperware Corp.                               1,927       45,477
-----------------------------------------------------------------
                                                          828,823
-----------------------------------------------------------------

INSURANCE - 2.98%
-----------------------------------------------------------------
AFLAC Inc.                                     6,591      396,515
Allmerica Financial Corp.                      2,251      119,641
Allstate Corp.                                18,289      729,000
Ambac Financial Group Inc.                     5,220      294,408
American General Corp.                         6,418      489,308
American International Group Inc.             64,178    5,249,760
American National Insurance Co.                1,100       80,317
AON Corp.                                      7,171      245,750
Chubb Corp.                                    4,842      347,413
CIGNA Corp.                                    3,820      418,939
Cincinnati Financial Corp.                     5,015      184,615
CNA Financial Corp.+                           5,302      200,469
Conseco Inc.                                   7,300      102,346
Hancock (John) Financial Services Inc.        11,000      378,400
Hartford Financial Services Group Inc.         6,060      386,931
Jefferson-Pilot Corp.                          3,624      244,656
Lincoln National Corp.                         5,502      241,373
Loews Corp.                                    2,663      289,388
Marsh & McLennan Companies Inc.                7,450      797,150
MBIA Inc.                                      2,760      209,705
MetLife Inc.*                                 17,000      524,450
MGIC Investment Corp.                          2,939      170,315
PMI Group Inc. (The)                           1,722       96,449
Progressive Corporation                        2,101      207,999
SAFECO Corp.*                                  3,678       79,996
St. Paul Companies Inc.                        6,378      295,238
Torchmark Corp.                                3,704      128,825
Transatlantic Holdings Inc.                    2,236      222,884
Unitrin Inc.                                   3,126      120,351
UNUMProvident Corp.                            6,643      173,847
-----------------------------------------------------------------
                                                       13,426,438
-----------------------------------------------------------------

IRON / STEEL - 0.04%
-----------------------------------------------------------------
AK Steel Holding Corp.                             1            7
Allegheny Technologies Inc.                    2,619       46,409
Nucor Corp.                                    2,482      109,704
USX-U.S. Steel Group Inc.                      2,147       32,720
-----------------------------------------------------------------
                                                          188,840
-----------------------------------------------------------------

LEISURE TIME - 0.28%
-----------------------------------------------------------------
Brunswick Corp.                                2,595       55,248
Carnival Corp. "A"                            17,278      576,049
Galileo International Inc.                     2,555       58,126
Harley-Davidson Inc.                           9,340      404,889
Sabre Holdings Corp.+                          3,617      155,965
-----------------------------------------------------------------
                                                        1,250,277
-----------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                      Shares        Value
-----------------------------------------------------------------

LODGING - 0.23%
-----------------------------------------------------------------
Harrah's Entertainment Inc.+                   3,493  $   108,353
Hilton Hotels Corp.                           12,006      128,584
Marriott International Inc. "A"                6,982      297,992
MGM Grand Inc.+                                1,352       36,342
Park Place Entertainment Corp.+                9,868      110,028
Starwood Hotels & Resorts Worldwide Inc.       9,493      331,306
-----------------------------------------------------------------
                                                        1,012,605
-----------------------------------------------------------------

MACHINERY - 0.29%
-----------------------------------------------------------------
Caterpillar Inc.                               8,974      373,318
Cognex Corp.+                                  1,248       25,662
Deere & Co.*                                   6,570      267,399
Dover Corp.                                    5,694      218,422
Ingersoll-Rand Co.                             3,992      173,053
Rockwell International Corp.                   5,296      243,404
-----------------------------------------------------------------
                                                        1,301,258
-----------------------------------------------------------------

MANUFACTURERS - 4.24%
-----------------------------------------------------------------
Cooper Industries Inc.                         2,677      115,111
Crane Co.                                      1,882       50,155
Danaher Corp.                                  3,991      253,189
Eastman Kodak Co.                              6,836      307,620
Eaton Corp.                                    2,054      146,142
General Electric Co.                         277,326   12,895,659
Honeywell International Inc.                  20,415      953,585
Illinois Tool Works Inc.                       7,498      454,004
ITT Industries Inc.                            2,482      100,645
Minnesota Mining & Manufacturing Co.           9,116    1,027,829
Pall Corp.                                     3,508       80,228
Pentair Inc.                                   1,766       48,918
Textron Inc.                                   4,438      235,125
Tyco International Ltd.                       44,190    2,414,984
-----------------------------------------------------------------
                                                       19,083,194
-----------------------------------------------------------------

MEDIA - 3.21%
-----------------------------------------------------------------
Adelphia Communications Corp. "A"+             3,500      138,906
AOL Time Warner Inc.+                        120,227    5,293,595
Cablevision Systems Corp.+*                    1,600      124,160
Chris-Craft Industries Inc.+                       1           71
Clear Channel Communications Inc.+            14,686      839,305
Comcast Corp. "A"+                            27,130    1,175,068
Dow Jones & Co. Inc.                           2,655      163,548
Gannett Co. Inc.                               7,809      516,487
Gemstar-TV Guide International Inc.+           5,000      226,250
Harcourt General Inc.                          1,888      105,804
Hispanic Broadcasting Corp.+                   3,574       80,415
Knight Ridder Inc.*                            2,348      140,293
Liberty Digital Inc. "A"+                      1,300       11,375
McGraw-Hill Companies Inc.                     5,480      323,101
Meredith Corp.                                 1,671       60,056
New York Times Co. "A"                         4,801      212,204
Rare Medium Group Inc.+                        4,600        9,200
Readers Digest Association Inc. (The)
  "A"                                          3,998      128,296
Scripps (E.W.) Company                         1,837      115,602
Tribune Co.                                    8,909      361,705
Univision Communications Inc.+                 5,866      193,578
USA Networks Inc.+                            10,690      251,883
Viacom Inc. "B"+                              43,426    2,158,272
Walt Disney Co. (The)                         53,403    1,652,823
Washington Post Company (The) "B"                287      178,370
-----------------------------------------------------------------
                                                       14,460,367
-----------------------------------------------------------------

MINING - 0.25%
-----------------------------------------------------------------
Alcoa Inc.                                    22,270      796,375
Freeport-McMoRan Copper & Gold Inc.+           7,561      106,232
Homestake Mining Company                       5,811       32,658
Newmont Mining Corp.                           4,696       79,128
Phelps Dodge Corp.                             2,242      103,132
-----------------------------------------------------------------
                                                        1,117,525
-----------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.11%
-----------------------------------------------------------------
Herman Miller Inc.                             4,840      124,025
Pitney Bowes Inc.                              8,049      274,068
Xerox Corp.                                   18,620      112,465
-----------------------------------------------------------------
                                                          510,558
-----------------------------------------------------------------

OIL & GAS PRODUCERS - 3.32%
-----------------------------------------------------------------
Amerada Hess Corp.                             2,523      181,656
Anadarko Petroleum Corp.                       6,790      424,375
Apache Corp.                                   3,219      188,955
Burlington Resources Inc.                      6,122      275,123
Chevron Corp.                                 15,999    1,370,474
Conoco Inc.                                   17,480      503,424
Devon Energy Corp.                             2,659      151,563
Diamond Offshore Drilling Inc.*                3,456      144,806
ENSCO International Inc.                       6,389      243,485
EOG Resources Inc.                             3,745      163,282
Exxon Mobil Corp.                             86,727    7,029,223
Global Marine Inc.+                            8,023      230,340
Kerr-McGee Corp.*                              2,641      170,714
Kinder Morgan Inc.*                            2,400      132,960
Murphy Oil Corp.                               2,293      144,390
Nabors Industries Inc.+*                       4,893      277,433
Noble Drilling Corp.+*                         6,348      295,499
Occidental Petroleum Corp.                    10,295      246,977
Ocean Energy Inc.                              7,694      138,492
Phillips Petroleum Co.*                        6,974      371,784
Rowan Companies Inc.+*                         2,269       64,780

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

OIL & GAS PRODUCERS (Continued)
-----------------------------------------------------------------
Sunoco Inc.                                    2,537  $    84,330
Texaco Inc.                                   14,003      897,592
Tosco Corp.                                    4,080      163,404
Transocean Sedco Forex Inc.                    8,621      414,929
Ultramar Diamond Shamrock Corp.                4,827      175,703
Unocal Corp.                                   6,814      240,262
USX-Marathon Group Inc.                        8,667      239,383
-----------------------------------------------------------------
                                                       14,965,338
-----------------------------------------------------------------

OIL & GAS SERVICES - 0.60%
-----------------------------------------------------------------
Baker Hughes Inc.                              7,421      290,903
BJ Services Co.+                               4,010      304,760
Cooper Cameron Corp.+                          2,385      142,575
Grant Prideco Inc. +                           4,267       77,958
Halliburton Co.*                              10,189      405,726
Schlumberger Ltd.                             14,013      893,329
Smith International Inc.+*                     2,696      203,818
Tidewater Inc.                                 2,884      140,451
Weatherford International Inc.+                4,267      222,012
-----------------------------------------------------------------
                                                        2,681,532
-----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.10%
-----------------------------------------------------------------
Bemis Co.                                      1,459       49,635
Pactiv Corp.+                                  4,872       65,528
Sealed Air Corp.+*                             2,468       96,622
Smurfit-Stone Container Corp.+                 6,314       91,158
Sonoco Products Co.                            5,617      124,810
-----------------------------------------------------------------
                                                          427,753
-----------------------------------------------------------------

PHARMACEUTICALS - 6.81%
-----------------------------------------------------------------
Abbott Laboratories                           45,507    2,229,388
Allergan Inc.                                  3,976      345,713
ALZA Corp.+                                    5,922      234,215
American Home Products Corp.                  36,491    2,254,049
ATSI Communications Inc.+                      2,800       95,200
Bristol-Myers Squibb Co.                      54,292    3,442,656
Cardinal Health Inc.                           7,857      797,486
Celgene Corp.+                                 1,700       44,412
Cell Therapeutics Inc.+                          800       19,050
COR Therapeutics Inc.+*                          800       27,500
Forest Laboratories Inc. "A"+                  8,008      556,796
ICN Pharmaceuticals Inc.                       3,963      105,257
IVAX Corporation+                              5,443      204,112
King Pharmaceuticals Inc.+                     4,500      206,550
Lilly (Eli) and Company                       33,130    2,632,510
Medarex Inc.+                                  2,600       66,463
MedImmune Inc.+                                5,700      249,019
Merck & Co. Inc.                              64,352    5,161,030
Mylan Laboratories Inc.                        6,529      152,779
NPS Pharmaceuticals Inc.+                        500       16,125
OSI Pharmaceuticals Inc.+                        500       21,813
Pfizer Inc.                                  176,483    7,941,735
Pharmacia Corporation                         35,290    1,824,493
Schering-Plough Corp.                         44,236    1,780,499
Sepracor Inc.+*                                1,500       77,906
Sybron Dental Specialties Inc.+                1,866       36,667
Titan Pharmaceuticals Inc.+                      500       15,500
Watson Pharmaceuticals Inc.+                   2,685      149,018
-----------------------------------------------------------------
                                                       30,687,941
-----------------------------------------------------------------

PIPELINES - 0.68%
-----------------------------------------------------------------
Dynegy Inc. "A"                                7,200      338,400
El Paso Corp.                                 13,698      962,969
Enron Corp.                                   18,500    1,267,250
Williams Companies Inc.                       12,202      508,823
-----------------------------------------------------------------
                                                        3,077,442
-----------------------------------------------------------------

REAL ESTATE - 0.01%
-----------------------------------------------------------------
St. Joe Company (The)                          1,502       34,456
-----------------------------------------------------------------
                                                           34,456
-----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.47%
-----------------------------------------------------------------
Archstone Communities Trust*                   6,041      148,065
Boston Properties Inc.                         2,320       93,589
Crescent Real Estate Equities Co.              6,141      130,435
Duke-Weeks Realty Corp.                        4,186       95,859
Equity Office Properties Trust                13,787      397,341
Equity Residential Properties Trust            4,693      244,505
Host Marriott Corp.                           10,596      133,722
Kimco Realty Corp.                             2,473      103,495
Public Storage Inc.                            4,363      112,260
Rouse Co.                                      4,980      124,749
Simon Property Group Inc.                      9,175      234,972
Spieker Properties Inc.                        2,938      164,469
Vornado Realty Trust                           3,568      134,906
-----------------------------------------------------------------
                                                        2,118,367
-----------------------------------------------------------------

RETAIL - 4.43%
-----------------------------------------------------------------
Abercrombie & Fitch Co. "A"+                   3,500       99,260
Amazon.com Inc.+*                              5,610       57,152
AutoNation Inc.+                              20,198      167,643
AutoZone Inc.+                                 3,883       98,085
Bed Bath & Beyond Inc.+                        8,406      206,998
Best Buy Co. Inc.+                             6,266      256,655
CDW Computer Centers Inc.+                       912       30,324
Circuit City Stores Inc.                       5,740       87,076
Consolidated Stores Corp.+                     3,132       48,577
CVS Corp.                                     10,960      668,560
Darden Restaurants Inc.                        3,613       78,510
Dillards Inc. "A"                              2,925       54,990
Dollar General Corp.                           9,293      172,850
Dollar Tree Stores Inc.+                       2,764       76,874
eBay Inc.+                                     2,400       91,988
Family Dollar Stores Inc.                      6,833      179,435
Federated Department Stores Inc.+              5,861      283,379

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

RETAIL (Continued)
-----------------------------------------------------------------
Gap Inc.                                      25,130  $   684,541
Golden State Bancorp Inc.+                     1,900        2,494
Home Depot Inc.                               64,491    2,740,868
Intimate Brands Inc.                             900       14,220
Kmart Corp.+                                  13,711      128,198
Kohls Corp.+                                   9,862      650,004
Limited Inc.                                  11,962      211,129
Lowe's Companies Inc.                         10,433      582,996
May Department Stores Co.                      9,135      361,655
McDonald's Corp.                              32,918      967,789
Nordstrom Inc.                                 3,812       70,331
Office Depot Inc.+                             9,265       85,238
Outback Steakhouse Inc.+                       2,982       79,321
Penney (J.C.) Company Inc.                     7,295      118,033
PurchasePro.com Inc.+*                         2,700       30,544
RadioShack Corp.                               5,836      249,781
Rite Aid Corp.+                                7,281       38,007
Sears, Roebuck and Co.                         8,505      349,130
Staples Inc.+                                 13,187      196,157
Starbucks Corp.+                               6,708      319,469
Target Corp.                                  24,030      937,170
Tiffany & Co.                                  5,460      169,861
TJX Companies Inc.                             8,747      267,483
Toys R Us Inc.+                                6,783      166,862
Tricon Global Restaurants Inc.+                4,872      187,572
Walgreen Co.                                  30,620    1,357,078
Wal-Mart Stores Inc.                         124,818    6,252,134
Wendy's International Inc.                     3,406       84,299
-----------------------------------------------------------------
                                                       19,960,720
-----------------------------------------------------------------

SEMICONDUCTORS - 2.89%
-----------------------------------------------------------------
Advanced Micro Devices Inc.+                   8,218      176,687
Altera Corp.+                                 14,400      333,000
Analog Devices Inc.+                           9,760      364,048
Applied Materials Inc.+                       21,911      925,740
Applied Micro Circuits Corp.+*                 8,100      216,675
Atmel Corp.+                                  19,344      203,112
Axcelis Technologies Inc.+                     2,421       22,319
Broadcom Corp. "A"+*                           6,000      295,500
Conexant Systems Inc.+                         6,590       80,728
Cree Inc.+*                                    2,600       54,600
Cypress Semiconductor Corp.+*                  3,300       64,614
Elantec Semiconductor Inc.+                      600       11,888
Emcore Corp.+                                    400       10,375
Integrated Device Technology Inc.+*            2,255       65,254
Intel Corp.                                  186,448    5,325,421
International Rectifier Corp.+*                1,072       35,376
Intersil Holding Corp.+                          800       14,800
IXYS Corporation+                              3,500       44,625
KLA-Tencor Corp.+                              5,146      183,970
Lam Research Corp.+                            3,780       81,270
Lattice Semiconductor Corp.+                   5,348       98,938
Linear Technology Corp.                        9,526      377,468
LSI Logic Corp.+                               8,360      134,680
Maxim Integrated Products Inc.+*              10,518      485,143
Microchip Technology Inc.+                     6,385      152,442
Micron Technology Inc.+                       15,144      518,228
National Semiconductor Corp.+                  4,786       97,730
Novellus Systems Inc.+                         5,034      194,438
NVIDIA Corp.+*                                 1,400       62,563
Pericom Semiconductor Corp.+                   1,400       16,800
QLogic Corp.+                                  2,849      106,481
Rambus Inc.+                                   2,468       94,093
Silicon Laboratories Inc.+*                      500        8,125
Teradyne Inc.+                                 4,798      149,842
Texas Instruments Inc.                        44,948    1,328,213
Transwitch Corp.+                              2,200       44,138
TriQuint Semiconductor Inc.+                   2,800       50,925
Varian Semiconductor Equipment
  Associates Inc.+                             1,659       46,763
Vitesse Semiconductor Corp.+                   4,560      179,835
Xilinx Inc.+                                   9,798      380,897
-----------------------------------------------------------------
                                                       13,037,744
-----------------------------------------------------------------

SOFTWARE - 4.44%
-----------------------------------------------------------------
Actuate Corp.+                                 3,000       36,375
Adobe Systems Inc.                             7,296      212,040
Akamai Technologies Inc.+                      1,500       25,406
Ariba Inc.+*                                   5,500       90,750
At Home Corp. "A"+                             7,496       43,571
Autodesk Inc.                                  1,737       66,223
Automatic Data Processing Inc.                19,126    1,128,434
BEA Systems Inc.+                              4,012      153,961
BMC Software Inc.+                             7,360      221,720
BroadVision Inc.+                              6,200       44,950
Cadence Design Systems Inc.+                  10,984      278,444
CheckFree Corp.+                               1,700       81,919
ChoicePoint Inc.+                              1,454       80,406
Citrix Systems Inc.+                           5,714      148,564
Clarus Corp.+                                  3,100       21,700
CMGI Inc.+*                                    7,700       31,281
Computer Associates International Inc.        15,737      490,837
Compuware Corp.+                              10,822      111,602
Digital Island Inc.+                           3,800       13,063
DoubleClick Inc.+                              2,800       37,625
Edwards (J.D.) & Co.+                          1,513       15,697
Electronic Arts Inc.+                          6,030      301,500
Exodus Communications Inc.+*                  10,500      153,563
First Data Corp.                              11,314      698,753
Fiserv Inc.+                                   6,184      306,108
Geoworks Corp.+                                3,900        8,288
Globix Corp.+                                  2,600       10,075
i2 Technologies Inc.+                          6,622      177,966
IMS Health Inc.                                9,265      249,229
Informatica Corp.+                             1,600       38,200
Informix Corp.+                                7,075       50,409
InfoSpace Inc.+                                8,400       32,025
Inktomi Corp.+                                 2,400       27,150

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                      Shares        Value
-----------------------------------------------------------------

SOFTWARE (Continued)
-----------------------------------------------------------------
Internet Capital Group Inc.+*                  4,200  $    16,144
Intuit Inc.+                                   6,983      287,176
LifeMinders Inc.+                              1,300        2,600
Macromedia Inc.+                               1,995       58,478
Manugistics Group Inc.+*                       2,400       74,400
Mercury Interactive Corp.+                     3,000      188,813
Micromuse Inc.+                                2,400       98,550
Microsoft Corp.+                             148,722    8,774,598
NetIQ Corp.+                                     700       22,050
Network Associates Inc.+                       7,079       45,792
Niku Corp.+                                    2,200       13,338
Novell Inc.+                                   9,108       54,079
Openwave Systems Inc.+                         1,900       70,003
Oracle Corp.+                                157,360    2,989,840
Parametric Technology Corp.+                   8,173      108,803
PeopleSoft Inc.+                               8,030      258,968
Peregrine Systems Inc.+                        3,200       78,800
Prime Response Inc.+                             100          159
PSINET Inc.+*                                  5,200        6,663
Puma Technology Inc.+                          2,700       14,934
Rational Software Corp.+                       5,852      204,454
RealNetworks Inc.+                             2,800       20,125
SERENA Software Inc.+                          1,300       22,181
Siebel Systems Inc.+                          12,704      485,928
Sybase Inc.+                                   2,408       47,257
Symantec Corp.+                                3,603      164,162
TIBCO Software Inc.+                           1,900       25,650
Total System Services Inc.                     2,243       53,832
USinternetworking Inc.+                        2,625        5,578
Vignette Corp.+                                4,500       27,703
webMethods Inc.+                                 100        4,300
Yahoo! Inc.+                                  16,332      388,906
-----------------------------------------------------------------
                                                       20,002,098
-----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 1.40%
-----------------------------------------------------------------
ADC Telecommunications Inc.+                  18,460      205,368
ADTRAN Inc.+                                     718       17,097
Advanced Fibre Communications Inc.+            2,673       50,620
American Tower Corp.+*                         5,200      150,488
Andrew Corp.+                                  2,313       34,695
Avaya Inc.+                                    8,058      112,812
Ciena Corp.+*                                  7,822      525,541
Commscope Inc.+                                1,671       33,671
Comverse Technology Inc.+                      4,708      352,806
Harmonic Inc.+                                 2,489       18,201
Harris Corp.                                   2,212       55,543
JDS Uniphase Corp.+                           33,804      904,257
Lucent Technologies Inc.                      83,707      970,164
Motorola Inc.                                 56,078      850,703
QUALCOMM Inc.+                                21,620    1,185,046
RF Micro Devices Inc.+*                        4,800       53,400
Scientific-Atlanta Inc.                        4,388      205,797
Sorrento Networks Corp.+                       2,000       26,000
Sycamore Networks Inc.+                        2,200       39,875


-----------------------------------------------------------------
Tellabs Inc.+                                 12,216  $   532,160
-----------------------------------------------------------------
                                                        6,324,244
-----------------------------------------------------------------

TELECOMMUNICATIONS - 2.29%
-----------------------------------------------------------------
Adaptec Inc.+                                  2,974       32,528
AirGate PCS Inc.+                              1,100       48,538
Allegiance Telecom Inc.+                       2,300       46,575
Anaren Microwave Inc.+                           500        8,938
Broadwing Inc.+                                8,392      197,380
Cabletron Systems Inc.+                        5,071       68,205
Citizen Communications Co.+                   10,900      168,514
Copper Mountain Networks Inc.+                 1,500        6,141
Corning Inc.                                  25,098      680,156
Cox Communications Inc. "A"+*                  7,508      311,732
Crown Castle International Corp.+              4,800      120,600
Digital Lightware Inc.+                        1,000       27,438
Ditech Communications Corp.+                     700        6,278
Echostar Communications Corp.+                 4,300      112,338
Emulex Corp.+                                  2,800       86,275
General Motors Corp. "H"+                     27,528      624,060
Global Crossing Ltd.+                         22,854      370,920
Global Telesystems Inc.+                       4,532        5,529
InterDigital Communications Corp.+             1,800       15,188
Leap Wireless International Inc.+              2,173       66,412
Level 3 Communications Inc.+*                 10,200      258,188
McLeodUSA Inc. "A"+*                          14,296      187,635
Metromedia Fiber Network Inc. "A"+            11,500      109,250
Mpower Communications Corp.+*                  1,300        5,688
MRV Communications Inc.+*                      2,200       27,088
Natural Microsystems Corp.+                      900        7,763
Newport Corp.*                                   900       43,988
Nextel Communications Inc. "A"+               22,100      531,781
NTL Inc.+                                      5,087      132,211
Powerwave Technologies Inc.+                   1,600       25,025
Qwest Communications International Inc.+      41,734    1,542,906
Sprint Corp. (PCS Group)+*                    26,130      657,953
Terayon Communications Systems Inc.+*          2,500       13,828
Tollgrade Communications Inc.+                   400        7,825
Verizon Communications Inc.                   68,116    3,371,742
VerticalNet Inc.+                              2,000        6,313
Voicestream Wireless Corp.+                    3,245      308,275
Western Wireless Corp. "A"+                    1,365       57,586
Winstar Communications Inc.+*                  2,500       31,563
-----------------------------------------------------------------
                                                       10,330,353
-----------------------------------------------------------------

TELEPHONE - 2.43%
-----------------------------------------------------------------
Alltel Corp.                                   8,824      473,849
AT&T Corp.                                    95,003    2,185,069
BellSouth Corp.                               49,228    2,065,607
CenturyTel Inc.                                3,890      112,110
SBC Communications Inc.                       85,620    4,084,074

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                      Shares        Value
-----------------------------------------------------------------

TELEPHONE (Continued)
-----------------------------------------------------------------
Sprint Corp. (FON Group)                      23,272  $   520,362
Telephone & Data Systems Inc.                  2,100      196,245
WorldCom Inc.+                                72,844    1,211,032
XO Communications Inc. "A"+                    5,100       75,863
-----------------------------------------------------------------
                                                       10,924,211
-----------------------------------------------------------------

TEXTILES - 0.04%
-----------------------------------------------------------------
Cintas Corp.*                                  5,458      196,573
-----------------------------------------------------------------
                                                          196,573
-----------------------------------------------------------------

TOBACCO - 0.68%
-----------------------------------------------------------------
Philip Morris Companies Inc.                  54,437    2,622,775
R.J. Reynolds Tobacco Holdings Inc.            5,537      312,840
UST Inc.                                       5,181      149,420
-----------------------------------------------------------------
                                                        3,085,035
-----------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
-----------------------------------------------------------------
Hasbro Inc.                                    4,991       61,289
Marvel Enterprises Inc. "C" Warrants
  (Expires 10/02/01)+                             28            2
Mattel Inc.                                   11,803      200,179
-----------------------------------------------------------------
                                                          261,470
-----------------------------------------------------------------

TRANSPORTATION - 0.37%
-----------------------------------------------------------------
Burlington Northern Santa Fe Corp.            10,972      329,270
CSX Corp.*                                     6,132      205,054
FedEx Corp.+                                   8,156      333,825
Norfolk Southern Corp.                        10,672      193,056
Union Pacific Corp.                            6,510      357,659
United Parcel Service Inc.                     4,700      265,691
-----------------------------------------------------------------
                                                        1,684,555
-----------------------------------------------------------------

TRUCKING & LEASING - 0.03%
-----------------------------------------------------------------
GATX Corporation                               2,679      117,126
-----------------------------------------------------------------
                                                          117,126
-----------------------------------------------------------------

WATER - 0.03%
-----------------------------------------------------------------
American Water Works Inc.                      4,156      115,246
-----------------------------------------------------------------
                                                          115,246
-----------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $281,581,340)                                  329,685,216
-----------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 20.43%

AUSTRALIA - 0.80%
-----------------------------------------------------------------
Coles Myer Ltd. ADR                           13,039      348,141
National Australia Bank*                      14,585    1,145,652
News Corporation Ltd.                         11,185      408,812
Rio Tinto PLC ADR                             12,330      915,009
Westpac Banking Corp. ADR                     20,782      763,739
-----------------------------------------------------------------
                                                        3,581,353
-----------------------------------------------------------------

CANADA - 0.46%
-----------------------------------------------------------------
Alcan Aluminium Ltd.                           7,472      275,642
Barrick Gold Corp.                            11,004      178,265
Inco Ltd.+                                     5,373       96,123
Nortel Networks Corp.                         77,892    1,440,223
Placer Dome Inc.*                              8,811       82,559
-----------------------------------------------------------------
                                                        2,072,812
-----------------------------------------------------------------

DENMARK - 0.90%
-----------------------------------------------------------------
Novo-Nordisk A/S ADR*                         33,687    3,351,857
Tele Denmark A/S ADR*                         42,332      685,778
-----------------------------------------------------------------
                                                        4,037,635
-----------------------------------------------------------------

FINLAND - 0.28%
-----------------------------------------------------------------
Nokia OYJ*                                    57,158    1,257,476
-----------------------------------------------------------------
                                                        1,257,476
-----------------------------------------------------------------

FRANCE - 2.80%
-----------------------------------------------------------------
Alcatel SA ADR*                               51,113    1,979,095
Aventis SA*                                   30,615    2,472,467
AXA-UAP ADR*                                  28,690    1,787,387
France Telecom SA ADR                          8,090      489,445
LVMH Moet-Hennessy Louis Vuitton ADR*         64,585      799,239
Total Fina SA*                                63,375    4,468,571
Total Fina SA Warrants
  (Expires 08/08/03)+                            162        4,512
Vivendi Universal SA ADR*                      9,179      580,113
-----------------------------------------------------------------
                                                       12,580,829
-----------------------------------------------------------------

GERMANY - 0.95%
-----------------------------------------------------------------
DaimlerChrysler AG*                           51,369    2,518,108
Deutsche Telekom AG ADR*                      48,340    1,187,714
SAP AG ADR*                                   14,690      568,356
-----------------------------------------------------------------
                                                        4,274,178
-----------------------------------------------------------------

IRELAND - 0.33%
-----------------------------------------------------------------
Allied Irish Banks PLC ADR*                   68,673    1,504,625
-----------------------------------------------------------------
                                                        1,504,625
-----------------------------------------------------------------

ITALY - 0.77%
-----------------------------------------------------------------
Benetton Group SpA ADR*                       29,138    1,050,425
ENI-Ente Nazionale Idrocarburi SpA ADR*        9,210      605,558
Fiat SpA ADR                                  26,946      678,488

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-----------------------------------------------------------------

ITALY (Continued)
-----------------------------------------------------------------
San Paolo-IMI SpA ADR*                        36,290  $ 1,126,079
-----------------------------------------------------------------
                                                        3,460,550
-----------------------------------------------------------------
JAPAN - 4.84%
-----------------------------------------------------------------
Canon Inc. ADR                                22,220      728,149
Fuji Photo Film Co. Ltd. ADR                  16,740      598,455
Hitachi Ltd. ADR                              10,116      887,679
Honda Motor Company Ltd. ADR                  11,304      893,016
Ito-Yokado Co. Ltd. ADR                       20,644    1,033,490
Japan Air Lines ADR+*                        130,467    1,125,278
Kirin Brewery Co. Ltd. ADR                    16,462    1,576,237
Kubota Corp. ADR                              19,050    1,066,800
Kyocera Corp. ADR                              7,084      640,748
Makita Corp. ADR*                             21,103      134,532
Matsushita Electric Industrial Co. ADR        51,960      970,093
Mitsubishi Corp. ADR                          59,700      813,413
Mitsui & Co. ADR                               8,085      937,860
NEC Corp. ADR*                                15,309    1,240,029
Nippon Telegraph & Telephone Corp. ADR        41,094    1,351,993
Nissan Motor Co. Ltd. ADR+                    71,317      909,292
Pioneer Corp. ADR*                            28,856      745,928
Ricoh Corp. Ltd. ADR*                          8,783      764,121
Sony Corp. ADR                                13,622      974,109
Tokio Marine and Fire Insurance Co. Ltd.
  ADR                                         45,428    2,373,613
Toyota Motor Corp. ADR*                       29,554    2,056,958
-----------------------------------------------------------------
                                                       21,821,793
-----------------------------------------------------------------

NETHERLANDS - 2.46%
-----------------------------------------------------------------
Abn Amro Holding NV*                          54,741    1,204,302
Aegon NV ADR                                  26,917      940,211
Akzo Nobel NV ADR                             15,820      763,315
Elsevier NV ADR*                              49,836    1,395,408
ING Groep NV ADR                              10,923      758,056
Koninklijke (Royal) Philips
  Electonics NV                               28,696      936,637
Koninklijke Ahold NV ADR*                     37,187    1,212,668
Royal Dutch Petroleum Co. - NY Shares         53,572    3,124,855
Unilever NV - NY Shares                       13,314      744,253
-----------------------------------------------------------------
                                                       11,079,705
-----------------------------------------------------------------

NEW ZEALAND - 0.05%
-----------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.*            13,250      233,863
-----------------------------------------------------------------
                                                          233,863
-----------------------------------------------------------------

PORTUGAL - 0.09%
-----------------------------------------------------------------
Banco Comercial Portugues ADR*                15,860      417,118
-----------------------------------------------------------------
                                                          417,118
-----------------------------------------------------------------

SINGAPORE - 0.04%
-----------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd. ADR+*                                   6,710      196,268
-----------------------------------------------------------------
                                                          196,268
-----------------------------------------------------------------

SPAIN - 0.89%
-----------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR*       52,571      776,999
Banco Santander Central Hispano SA ADR*      152,186    1,578,169
Repsol SA                                     31,839      541,581
Telefonica SA ADR+                            22,443    1,138,982
-----------------------------------------------------------------
                                                        4,035,731
-----------------------------------------------------------------

SWEDEN - 0.26%
-----------------------------------------------------------------
Telefonaktiebolaget LM Ericsson              139,814    1,157,835
-----------------------------------------------------------------
                                                        1,157,835
-----------------------------------------------------------------

SWITZERLAND - 0.22%
-----------------------------------------------------------------
Adecco SA ADR*                                 7,400      576,830
Sulzer Medica ADR*                            19,130      426,599
-----------------------------------------------------------------
                                                        1,003,429
-----------------------------------------------------------------

UNITED KINGDOM - 4.29%
-----------------------------------------------------------------
AstraZeneca PLC ADR*                          31,859    1,473,479
Barclays PLC ADR*                             10,890    1,341,648
BP Amoco PLC ADR                              29,312    1,453,875
British Sky Broadcasting PLC ADR+              8,563      719,292
British Telecom PLC ADR*                      18,417    1,560,841
Cadbury Schweppes PLC ADR*                    36,688      981,404
Diageo PLC ADR*                               51,408    2,080,996
GlaxoSmithKline PLC ADR+                      86,267    4,771,428
Hanson PLC ADR*                               31,316    1,017,770
Hong Kong & Shanghai Banking ADR*              9,490      631,085
Reuters Group PLC ADR                          9,031      833,110
Vodafone Group PLC ADR*                       90,060    2,459,539
-----------------------------------------------------------------
                                                       19,324,467
-----------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $86,035,156)                                    92,039,667
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $367,616,496)                                  421,724,883
-----------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                  Face Amount        Value
------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 5.10%

U.S. GOVERNMENT SECURITIES - 5.10%
------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  11/15/28                        $  400,000  $    384,498
  5.25%,  02/15/29                           500,000       480,896
  5.50%,  08/15/28                           560,000       557,799
  6.00%,  02/15/26                           570,000       605,390
  6.13%,  11/15/27                           400,000       432,888
  6.25%,  08/15/23                         1,510,000     1,648,891
  6.25%,  05/15/30                         1,100,000     1,226,157
  6.38%,  08/15/27                           400,000       446,377
  6.88%,  08/15/25                           120,000       141,411
  7.13%,  02/15/23                           920,000     1,105,555
  7.25%,  05/15/16                           685,000       814,122
  7.50%,  11/15/16                           840,000     1,022,188
  7.50%,  11/15/24                         1,000,000     1,259,350
  7.63%,  02/15/25                           800,000     1,020,938
  7.88%,  02/15/21                           700,000       899,310
  8.00%,  11/15/21                         1,050,000     1,370,168
  8.13%,  08/15/19                           650,000       847,865
  8.13%,  05/15/21                           380,000       500,437
  8.75%,  05/15/17                         1,500,000     2,032,041
  8.75%,  05/15/20                           300,000       415,124
  8.88%,  02/15/19                           600,000       831,860
  9.25%,  02/15/16                           810,000     1,128,176
  9.88%,  11/15/15                           290,000       421,681
 10.38%,  11/15/12                           950,000     1,232,996
 10.63%,  08/15/15                           600,000       915,457
 12.50%,  08/15/14                           200,000       300,438
U.S. Treasury Notes
  6.50%,  10/15/06                           350,000       378,766
  6.63%,  05/15/07                           200,000       218,727
  6.88%,  05/15/06                           300,000       328,775
------------------------------------------------------------------
                                                        22,968,281
------------------------------------------------------------------


TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
(Cost: $21,410,834)                                     22,968,281
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.98%
------------------------------------------------------------------
Dreyfus Money Market Fund++               16,735,730    16,735,730
Federal National Mortgage Association
  Discount Note
  5.39%,  03/20/01++                       3,386,551     3,386,551
Goldman Sachs Financial Square Prime
  Obligation Fund++                        8,083,417     8,083,417
Providian Temp Cash Money Market Fund++   16,735,730    16,735,730
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $44,941,428)                                     44,941,428
------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.13%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 02/28/01,
  due 03/01/01, with a maturity value of
  $5,110,819 and an effective yield of
  5.10%.                                  $5,110,095  $  5,110,095
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $5,110,095)                                       5,110,095
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 109.83%
(Cost $439,078,853)                                    494,744,687
------------------------------------------------------------------

Other Assets, Less Liabilities - (9.83%)               (44,275,757)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $450,468,930
------------------------------------------------------------------
------------------------------------------------------------------

+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*    Denotes all or part of security on loan. See Note 4.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2001

                                         LifePath Income     LifePath 2010     LifEPath 2020     LifePath 2030     LifePath 2040
                                        Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at cost        $   105,358,908  $    275,481,930  $    485,928,981  $    268,044,070  $    439,078,853
                                         ---------------  ----------------  ----------------  ----------------  ----------------

Investments at market value (Note 1)    $     86,925,443  $    249,055,947  $    471,737,548  $    289,223,100  $    489,634,592
Repurchase agreements (Note 1)                21,015,884        40,346,109        42,735,516        16,588,215         5,110,095
                                        ----------------  ----------------  ----------------  ----------------  ----------------
Total investments in securities              107,941,327       289,402,056       514,473,064       305,811,315       494,744,687
Receivables:
  Investment securities sold                   5,273,008         2,951,682         4,156,298                --                --
  Dividends and interest                         934,469         1,672,936         2,088,055           742,324           863,492
                                        ----------------  ----------------  ----------------  ----------------  ----------------
Total Assets                                 114,148,804       294,026,674       520,717,417       306,553,639       495,608,179
                                        ----------------  ----------------  ----------------  ----------------  ----------------
LIABILITIES
Payables:
  Investment securities purchased              5,469,072         3,867,132         5,526,250                --                --
  Collateral for securities loaned
    (Note 4)                                   3,066,304        13,779,770        34,430,901        24,501,777        44,941,428
  Due to BGFA (Note 2)                            42,786           111,574           207,392           119,862           197,821
                                        ----------------  ----------------  ----------------  ----------------  ----------------
Total Liabilities                              8,578,162        17,758,476        40,164,543        24,621,639        45,139,249
                                        ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS                              $    105,570,642  $    276,268,198  $    480,552,874  $    281,932,000  $    450,468,930
                                        ================  ================  ================  ================  ================
--------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For The Year Ended February 28, 2001

                                         Lifepath Income     Lifepath 2010     Lifepath 2020     Lifepath 2030     Lifepath 2040
                                        Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends+                            $        258,676  $      1,295,158  $      3,608,153  $      2,778,537  $      5,771,724
  Interest++                                   4,494,877         8,636,244        10,130,459         3,800,005         1,870,927
                                        ----------------  ----------------  ----------------  ----------------  ----------------
Total investment income                        4,753,553         9,931,402        13,738,612         6,578,542         7,642,651
                                        ----------------  ----------------  ----------------  ----------------  ----------------
EXPENSES (NOTE 2)
  Advisory fees                                  528,430         1,352,005         2,573,465         1,594,090         2,896,354
                                        ----------------  ----------------  ----------------  ----------------  ----------------
Total expenses                                   528,430         1,352,005         2,573,465         1,594,090         2,896,354
                                        ----------------  ----------------  ----------------  ----------------  ----------------
Net investment income                          4,225,123         8,579,397        11,165,147         4,984,452         4,746,297
                                        ----------------  ----------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain on
    sale of investments                        4,227,323         9,281,281        16,252,938        10,548,364        32,259,065
  Net change in unrealized
    appreciation (depreciation)
    of investments                            (2,481,846)      (13,430,829)      (47,658,836)      (32,993,243)      (89,014,477)
                                        ----------------  ----------------  ----------------  ----------------  ----------------
Net gain (loss) on investments                 1,745,477        (4,149,548)      (31,405,898)      (22,444,879)      (56,755,412)
                                        ----------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                       $      5,970,600  $      4,429,849  $    (20,240,751) $    (17,460,427) $    (52,009,115)
                                        ================  ================  ================  ================  ================
---------------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of:     $          6,055  $         32,771  $         72,536  $         75,223  $        120,202
++Interest income includes securities
  lending income of:                    $          7,495  $         31,194  $         83,247  $         53,176  $        123,873
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                LifePath Income Master Portfolio        LifePath 2010 Master Portfolio
                                            -------------------------------------  ------------------------------------
                                                       For the            For the            For the            For the
                                                    Year Ended         Year Ended         Year Ended         Year Ended
                                             February 28, 2001  February 29, 2000  February 28, 2001  February 29, 2000
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                      $       4,225,123  $       4,330,040  $       8,579,397  $       7,464,247
  Net realized gain                                  4,227,323          2,506,435          9,281,281         17,805,780
  Net change in unrealized appreciation
    (depreciation)                                  (2,481,846)        (1,106,762)       (13,430,829)        (6,180,937)
                                             -----------------  -----------------  -----------------  -----------------
Net increase in net assets
  resulting from operations                          5,970,600          5,729,713          4,429,849         19,089,090
                                             -----------------  -----------------  -----------------  -----------------
Interestholder transactions:
  Contributions                                     41,836,304         43,145,007        130,864,739         94,838,352
  Withdrawals                                      (36,297,048)       (71,554,344)       (88,258,009)      (128,256,885)
                                             -----------------  -----------------  -----------------  -----------------
Net increase (decrease) in net assets
  resulting from interestholder
  transactions                                       5,539,256        (28,409,337)        42,606,730        (33,418,533)
                                             -----------------  -----------------  -----------------  -----------------
Increase (decrease) in net assets                   11,509,856        (22,679,624)        47,036,579        (14,329,443)

NET ASSETS:
Beginning of year                                   94,060,786        116,740,410        229,231,619        243,561,062
                                             -----------------  -----------------  -----------------  -----------------
End of year                                  $     105,570,642  $      94,060,786  $     276,268,198  $     229,231,619
                                             =================  =================  =================  =================
-----------------------------------------------------------------------------------------------------------------------


                                                  LifePath 2020 Master Portfolio        LifePath 2030 Master Portfolio
                                            ------------------------------------  ------------------------------------
                                                      For the            For the            For the            For the
                                                   Year Ended         Year Ended         Year Ended         Year Ended
                                            February 28, 2001  February 29, 2000  February 28, 2001  February 29, 2000
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net investment income                     $      11,165,147  $       8,682,071  $       4,984,452  $       4,706,083
  Net realized gain                                16,252,938         33,627,531         10,548,364         31,399,199
  Net change in unrealized appreciation
    (depreciation)                                (47,658,836)        (2,423,834)       (32,993,243)        (1,042,385)
                                            -----------------  -----------------  -----------------  -----------------
Net increase (decrease) in net
  assets resulting from
  operations                                      (20,240,751)        39,885,768        (17,460,427)        35,062,897
                                            -----------------  -----------------  -----------------  -----------------
Interestholder transactions:
  Contributions                                   253,737,778        168,045,167        112,167,174         88,855,257
  Withdrawals                                    (146,474,480)      (180,564,241)       (84,993,424)      (128,529,895)
                                            -----------------  -----------------  -----------------  -----------------
Net increase (decrease) in net
  assets resulting from
  interestholder transactions                     107,263,298        (12,519,074)        27,173,750        (39,674,638)
                                            -----------------  -----------------  -----------------  -----------------
Increase (decrease) in net
  assets                                           87,022,547         27,366,694          9,713,323         (4,611,741)

NET ASSETS:
Beginning of year                                 393,530,327        366,163,633        272,218,677        276,830,418
                                            -----------------  -----------------  -----------------  -----------------
End of year                                 $     480,552,874  $     393,530,327  $     281,932,000  $     272,218,677
                                            =================  =================  =================  =================
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                LifePath 2040 Master Portfolio
                                          ------------------------------------
                                                    For The            For The
                                                 Year Ended         Year Ended
                                          February 28, 2001  February 29, 2000
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                   $       4,746,297  $       5,036,306
  Net realized gain                              32,259,065         52,425,320
  Net change in unrealized appreciation
    (depreciation)                              (89,014,477)        19,635,208
                                          -----------------  -----------------
Net increase (decrease) in net assets
  resulting from operations                     (52,009,115)        77,096,834
                                          -----------------  -----------------
Interestholder transactions:
  Contributions                                 149,860,283        194,264,394
  Withdrawals                                  (187,242,136)      (224,020,215)
                                          -----------------  -----------------
Net decrease in net assets resulting
  from interestholder transactions              (37,381,853)       (29,755,821)
                                          -----------------  -----------------
Increase (decrease) in net assets               (89,390,968)        47,341,013

NET ASSETS:
Beginning of year                               539,859,898        492,518,885
                                          -----------------  -----------------
End of year                               $     450,468,930  $     539,859,898
                                          =================  =================
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   Significant Accounting Policies

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020,
LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Security Valuation

    The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

    Security Transactions and Income Recognition

    Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

    Federal Income Taxes

    MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (E.G. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

    Futures Contracts

    The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

    As of February 28, 2001, there were no open futures contracts outstanding.

    Repurchase Agreements

    Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Schedule of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

    The repurchase agreements entered into on February 28, 2001 by the Master Portfolios were fully collateralized by U.S. Government obligations with a yield to maturity of 4.66%, a maturity date of 08/23/01 and an aggregate market value of $128,345,565.

2.   Agreements and Other Transactions with Affliates

    Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.55% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, served as a broker-dealer for the Master Portfolios. For the year ended February 28, 2001, BGIS received the following amounts in brokerage commissions related to the purchases and sales of portfolio investments:

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

-------------------------------------------------------------------------------------------------------
                                                                                            Commissions
                                                                                                paid to
Master Portfolio                                                                                   BGIS
-------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio                                                            $     1,200
LifePath 2010 Master Portfolio                                                                   10,044
LifePath 2020 Master Portfolio                                                                   16,738
LifePath 2030 Master Portfolio                                                                   13,566
LifePath 2040 Master Portfolio                                                                   12,513
-------------------------------------------------------------------------------------------------------

    Certain officers and trustees of MIP are also officers of Stephens. As of February 28, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   Investment Portfolio Transactions

    Purchases and sales of investments (exclusive of short-term investments) for each Master Portfolio for the year ended February 28, 2001, were as follows:

-------------------------------------------------------------------------------------------------------
                                                  U.S. Government Obligations      Other Securities
                                                  ---------------------------  ------------------------
Master Portfolio                                     Purchases         Sales     Purchases        Sales
-------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio                  $ 25,964,933  $ 33,291,182  $ 16,394,117 $ 14,512,480
LifePath 2010 Master Portfolio                      68,463,025    60,052,537    73,236,895   56,069,938
LifePath 2020 Master Portfolio                     112,296,270    94,700,473   148,053,155   74,746,453
LifePath 2030 Master Portfolio                      33,184,974    31,376,585    63,508,783   43,339,131
LifePath 2040 Master Portfolio                      38,547,328    22,496,210    63,592,330  115,729,509
-------------------------------------------------------------------------------------------------------

    As of February 28, 2001 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

-------------------------------------------------------------------------------------------------------
                                                        Tax    Unrealized    Unrealized  Net Unrealized
Master Portfolio                                       Cost  Appreciation  Depreciation    Appreciation
-------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio               $105,498,814   $ 4,442,978  $ (2,000,465)    $ 2,442,513
LifePath 2010 Master Portfolio                  275,704,990    20,654,112    (6,957,046)     13,697,066
LifePath 2020 Master Portfolio                  488,127,370    52,631,445   (26,285,751)     26,345,694
LifePath 2030 Master Portfolio                  268,653,531    52,165,954   (15,008,170)     37,157,784
LifePath 2040 Master Portfolio                  441,358,602    95,090,265   (41,704,180)     53,386,085
-------------------------------------------------------------------------------------------------------

4.   Portfolio Securities Loaned

    As of February 28, 2001, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    The value of the securities on loan at February 28, 2001 and the value of the related collateral were as follows:

-------------------------------------------------------------------------------------------------------
                                                                                   Value of    Value of
Master Portfolio                                                                 Securities  Collateral
-------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio                                                $ 2,983,033 $ 3,066,304
LifePath 2010 Master Portfolio                                                   13,398,556  13,779,770
LifePath 2020 Master Portfolio                                                   33,308,713  34,430,901
LifePath 2030 Master Portfolio                                                   23,594,556  24,501,777
LifePath 2040 Master Portfolio                                                   43,362,543  44,941,428
-------------------------------------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

5.   FINANCIAL HIGHLIGHTS

    The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolios were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                 For the       For the       For the       For the       For the
                                                              Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                            February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998         1997*
--------------------------------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio
  Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income to average net assets+             4.40%         4.03%         3.95%         4.46%         4.60%
  Portfolio turnover rate                                             58%           55%           66%           39%          108%
  Total return                                                      6.56%         5.22%         7.10%        12.72%         7.40%**
LifePath 2010 Master Portfolio
  Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income to average net assets+             3.49%         3.20%         3.12%         3.49%         3.76%
  Portfolio turnover rate                                             54%           49%           38%           46%           73%
  Total return                                                      2.13%         8.32%        10.59%        19.13%        12.38%**
LifePath 2020 Master Portfolio
  Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income to average net assets+             2.38%         2.27%         2.30%         2.69%         3.00%
  Portfolio turnover rate                                             39%           43%           36%           41%           61%
  Total return                                                     (3.14)%       11.24%        12.82%        24.65%        15.46%**
LifePath 2030 Master Portfolio
  Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income to average net assets+             1.72%         1.72%         1.74%         2.13%         2.47%
  Portfolio turnover rate                                             27%           26%           19%           27%           42%
  Total return                                                     (5.59)%       13.44%        13.95%        28.62%        17.77%**
LifePath 2040 Master Portfolio
  Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income to average net assets+             0.90%         0.99%         1.11%         1.45%         1.88%
  Portfolio turnover rate                                             20%           29%           19%           34%           48%
  Total return                                                    (10.41)%       16.41%        15.75%        31.35%        20.87%**
--------------------------------------------------------------------------------------------------------------------------------

  +  Annualized for periods of less than one year.
  * For the period from March 26, 1996 (commencement of operations) to February 28, 1997.
 **  Not annualized.

6.   New Accounting Pronouncement

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolios' financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolios.

Independent Auditors' Report

To the Interestholders and Board of Trustees of Master Investment Portfolio:

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio, each a portfolio of Master Investment Portfolio (the Master Portfolios), as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from March 26, 1996 (commencement of operations) to February 28, 1997. These financial statements and financial highlights are the responsibility of the Master Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Master Portfolios of Master Investment Portfolio as of February 28, 2001, the results of their operations, the changes in their net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
April 13, 2001

                                          Barclays Global Investors Funds, Inc.
                                          c/o Investors Bank & Trust Co.
                                          200 Clarendon Street
                                          Boston, MA 02116

                                          BGI/AR.2/01